UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09997

BAIRD FUNDS, INC.
(Exact name of registrant as specified in charter)

777 EAST WISCONSIN AVENUE, FLOOR 18
MILWAUKEE, WI 53202
(Address of principal executive offices) (Zip code)

ANDREW D. KETTER
ROBERT W. BAIRD & CO. INCORPORATED
777 EAST WISCONSIN AVENUE
MILWAUKEE, WI 53202
(Name and address of agent for service)

1-866-442-2473
Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2014

Item 1. Schedule of Investments.

Baird Ultra Short Bond Fund
Schedule of Investments
September 30, 2014 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
2.250%, 01/31/2015	$2,500,000	$2,518,165
2.375%, 03/31/2016	5,000,000	5,150,390
3.250%, 05/31/2016	2,000,000	2,092,890
		9,761,445	19.3%
Taxable Municipal Bonds
Board of Governors of Colorado State University System,
0.963%, 03/01/2015	105,000	105,073
City of Passaic NJ,
1.630%, 02/01/2015	125,000	125,269
City of Trenton NJ,
1.430%, 04/01/2015	440,000	441,241
Consolidated Municipalities Electric Power Systems Joint Powers Board,
1.000%, 06/01/2016	300,000	298,818
Cook County School District No 144 Prairie Hills:
1.000%, 12/01/2015	150,000	149,844
1.500%, 12/01/2016	250,000	249,047
Madison County Community Unit School District No 12 Madison,
1.950%, 01/01/2017	200,000	199,190
Plano Special Service Areas No 1 & 2,
2.000%, 03/01/2016	150,000	151,905
State of Illinois,
4.961%, 03/01/2016	350,000	367,763
Tulsa Airports Improvement Trust,
1.389%, 06/01/2015	100,000	100,000
		2,188,150	4.3%
Other Government Related Securities
CNOOC Finance 2013 Ltd,
1.125%, 05/09/2016 f	500,000	500,392
CNPC General Capital Ltd,
1.133%, 05/14/2017 (Acquired 05/07/2014, Cost $250,000) * f	250,000	250,575
Corp Andina de Fomento,
3.750%, 01/15/2016 f	375,000	388,125
Eksportfinans ASA,
2.000%, 09/15/2015 f	410,000	409,488
Electricite de France Societe Anonyme,
0.694%, 01/20/2017 (Acquired 01/13/2014, Cost $250,000) * f	250,000	250,357
Petrobras Global Finance B.V.,
2.595%, 03/17/2017 f	250,000	252,790
Portigon AG,
4.796%, 07/15/2015 f	211,000	215,584
The Export-Import Bank of Korea,
0.981%, 01/14/2017 f	250,000	251,526
		2,518,837	5.0%
Corporate Bonds
Industrials
Amgen Inc.,
0.615%, 05/22/2017	250,000	250,587
Anglo American Capital PLC,
1.184%, 04/15/2016 (Acquired 04/08/2014, Cost $200,000) * f	200,000	201,126
Bunge Limited Finance Corp.,
5.100%, 07/15/2015	250,000	258,452
Computer Sciences Corporation,
2.500%, 09/15/2015	390,000	395,887
ConAgra Foods, Inc.,
0.603%, 07/21/2016	125,000	125,156
Deutsche Telekom International Finance B.V.,
3.125%, 04/11/2016 (Acquired 09/17/2014, Cost $516,975) * f	500,000	515,989
Enbridge Inc.,
0.684%, 06/02/2017 f	250,000	250,790
Energy Transfer Partners, L.P.,
5.950%, 02/01/2015	299,000	303,922
Fiserv, Inc.:
3.125%, 10/01/2015	75,000	76,674
3.125%, 06/15/2016	175,000	180,852
Ford Motor Credit Company LLC,
2.500%, 01/15/2016	200,000	203,678
Freeport-McMoRan Inc.,
1.400%, 02/13/2015	300,000	300,844
Glencore Canada Corporation:
5.375%, 06/01/2015 f	200,000	206,157
6.000%, 10/15/2015 f	200,000	209,759
Gulf South Pipeline Company, LP,
5.050%, 02/01/2015 (Acquired 09/29/2014, Cost $507,075) *	500,000	506,919
Hanson Limited,
6.125%, 08/15/2016 f	550,000	588,500
Hewlett-Packard Company,
1.171%, 01/14/2019	461,000	467,194

Hyundai Capital Services, Inc.,
6.000%, 05/05/2015 (Acquired 01/09/2014 through 07/15/2014, Cost $324,345) * f	315,000	324,526
John Deere Capital Corporation,
0.454%, 12/15/2017	500,000	500,095
Kinder Morgan Finance Company LLC,
5.700%, 01/05/2016 f	450,000	464,063
L Brands, Inc.,
5.250%, 11/01/2014	130,000	130,260
Lafarge S.A.,
6.500%, 07/15/2016 f	100,000	107,250
Masco Corporation,
6.125%, 10/03/2016	400,000	426,800
McKesson Corporation,
0.634%, 09/10/2015	400,000	400,526
Mondelez International, Inc.,
0.760%, 02/01/2019	500,000	499,789
Plum Creek Timberlands, L.P.,
5.875%, 11/15/2015	500,000	526,774
Quest Diagnostics Inc,
5.450%, 11/01/2015	439,000	460,157
Rockies Express Pipeline LLC,
3.900%, 04/15/2015 (Acquired 09/30/2014, Cost $501,250) *	500,000	498,750
Total Capital International,
0.584%, 06/19/2019 f	250,000	250,114
Verizon Communications Inc.,
1.984%, 09/14/2018	500,000	526,710
Volkswagen Group of America Finance, LLC,
0.605%, 05/23/2017 (Acquired 05/15/2014, Cost $250,000) *	250,000	250,257
Weatherford International Ltd,
5.500%, 02/15/2016 f	400,000	423,531
Woodside Finance Limited,
4.500%, 11/10/2014 (Acquired 09/30/2014, Cost $722,873) * f	720,000	722,979
Xerox Corporation,
6.400%, 03/15/2016	210,000	226,283
Yara International ASA,
5.250%, 12/15/2014 (Acquired 07/15/2014, Cost $302,588) * f	300,000	302,785
		12,084,135	23.9%
Utility
Exelon Corporation,
4.900%, 06/15/2015	503,000	517,685
Orange and Rockland Utilities, Inc.,
2.500%, 08/15/2015 (Acquired 03/19/2014, Cost $100,996) *	100,000	100,933
TECO Finance Inc,
4.000%, 03/15/2016	100,000	104,487
Trans-Allegheny Interstate Line Company,
4.000%, 01/15/2015 (Acquired 01/07/2014 through 06/16/2014, Cost $352,609) *	350,000	353,320
W3A Funding Corporation,
8.090%, 01/02/2017	38,329	38,329
		1,114,754	2.2%
Finance
ABN AMRO Bank N.V.,
1.035%, 10/28/2016 (Acquired 01/03/2014, Cost $225,665) * f	225,000	227,029
American Express Company,
0.825%, 05/22/2018	500,000	504,313
AmSouth Bank,
Series AI, 5.200%, 04/01/2015	150,000	153,069
Banco Santander-Chile,
1.131%, 04/11/2017 (Acquired 04/08/2014, Cost $200,000) * f	200,000	200,597
Barclays Bank PLC,
2.500%, 01/30/2015 f	500,000	501,008
BB&T Corporation,
5.200%, 12/23/2015	41,000	43,129
BPCE,
1.083%, 02/10/2017 f	500,000	504,661
Citigroup Inc.,
5.500%, 10/15/2014	75,000	75,139
Commonwealth Bank of Australia,
0.833%, 10/08/2015 (Acquired 01/03/2014, Cost $199,800) * f	200,000	199,943
Countrywide Financial Corporation,
6.250%, 05/15/2016	300,000	323,361
Credit Agricole SA,
1.083%, 10/03/2016 (Acquired 01/03/2014, Cost $250,466) * f	250,000	252,034
Credit Suisse,
0.725%, 05/26/2017 f	500,000	501,702
Deutsche Bank Aktiengesellschaft,
0.844%, 02/13/2017 f	150,000	150,737
Dresdner Bank AG,
7.250%, 09/15/2015 f	357,000	373,261
First Horizon National Corporation,
5.375%, 12/15/2015	300,000	314,424
First Tennessee Bank National Association,
5.050%, 01/15/2015	250,000	252,920
General Electric Capital Corporation,
0.741%, 01/14/2019	250,000	251,690
HSBC Finance Corporation,
5.500%, 01/19/2016	300,000	317,544
J.P. Morgan Chase & Co.,

Series 1, 0.865%, 01/28/2019	250,000	251,808
Kookmin Bank,
1.110%, 01/27/2017 (Acquired 01/21/2014, Cost $250,000) * f	250,000	251,865
Macquarie Bank Limited,
1.026%, 03/24/2017 (Acquired 03/18/2014, Cost $200,000) * f	200,000	201,764
Mizuho Bank, Ltd.:
0.663%, 04/16/2017 (Acquired 04/09/2014, Cost $200,000) * f	200,000	200,150
0.684%, 09/25/2017 (Acquired 09/18/2014, Cost $300,000) * f	300,000	299,820
Morgan Stanley,
1.083%, 01/24/2019	250,000	252,856
National Australia Bank Limited,
0.733%, 10/08/2015 (Acquired 01/03/2014, Cost $199,860) * f	200,000	199,963
Nomura Holdings, Inc.,
5.000%, 03/04/2015 f	250,000	254,045
Rabobank Nederland,
0.483%, 03/07/2016 (Acquired 01/03/2014, Cost $249,625) * f	250,000	250,533
Raymond James Financial, Inc.,
4.250%, 04/15/2016	400,000	419,168
Societe Generale,
1.315%, 10/01/2018 f	1,000,000	1,001,415
Sumitomo Mitsui Banking Corporation,
0.900%, 01/18/2016 f	400,000	400,280
SunTrust Bank,
0.535%, 04/01/2015	450,000	449,933
Symetra Financial Corporation,
6.125%, 04/01/2016 (Acquired 04/23/2014, Cost $63,469) *	60,000	63,811
The Bank of Tokyo-Mitsubishi UFJ, Ltd.,
0.543%, 09/08/2017 (Acquired 09/30/2014, Cost $998,890) * f	1,000,000	1,000,281
The Bear Stearns Companies LLC,
5.300%, 10/30/2015	294,000	308,425
The Goldman Sachs Group, Inc.,
1.334%, 11/15/2018	500,000	508,681
The Royal Bank of Scotland Group Public Limited Company,
2.550%, 09/18/2015 f	300,000	304,449
Wells Fargo Bank, National Association,
0.441%, 05/16/2016	250,000	249,787
Willis North America, Inc.,
5.625%, 07/15/2015	237,000	245,519
		12,261,114	24.3%
Total Corporate Bonds		25,460,003	50.4%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae Pool,
5.500%, 11/01/2017	257,155	272,250
Federal Gold Loan Mortgage Corporation (FGLMC),
5.000%, 12/01/2017	153,898	162,437
Federal National Mortgage Association (FNMA):
5.000%, 10/01/2017	156,682	165,344
5.000%, 11/01/2017	126,330	133,369
5.000%, 12/01/2017	110,462	116,618
		850,018	1.7%
Non-U.S. Government Agency Issues
Banc of America Alternative Loan Trust:
Series 2003-4, Class 2A1, 5.000%, 06/25/2018	93,685	96,202
Series 2004-1, Class 5A2, 5.500%, 02/25/2019	71,863	74,354
MASTR Alternative Loan Trust,
Series 2004-13, Class 8A1, 5.500%, 01/25/2025	109,053	109,811
Morgan Stanley Mortgage Loan Trust,
Series 2004-4, Class 1A10, 5.000%, 08/25/2034	123,989	126,760
		407,127	0.8%
Asset Backed Securities
Accredited Mortgage Loan Trust,
Series 2005-3, Class A1, 0.400%, 09/25/2035	169,779	168,956
Capital Auto Receivables Asset Trust,
Series 2014-1, Class A1B, 0.504%, 05/20/2016	200,000	200,098
Carrington Mortgage Loan Trust,
Series 2007-HE1, Class A1, 0.255%, 06/25/2037	73,472	72,408
Countrywide Asset-Backed Certificates,
Series 2005-1, Class AF4, 5.147%, 02/25/2033	360,236	364,311
First Franklin Mortgage Loan Trust,
Series 2004-FF7, Class A1, 0.795%, 09/25/2034	201,664	201,148
Ford Credit Floorplan Master Owner Trust,
Series 2013-1, Class A2, 0.534%, 01/15/2018	400,000	400,413
GSAMP Trust:
Series 2005-HE5, Class A2D, 0.495%, 11/25/2035	532,414	529,311
Series 2006-HE1, Class A2C, 0.365%, 01/25/2036	518,595	507,509
J.P. Morgan Mortgage Acquisition Trust:
Series 2007-CH1, Class AV4, 0.285%, 11/25/2036	250,188	248,838
Series 2007-CH3, Class A3, 0.305%, 03/25/2037	211,975	208,815
Long Beach Mortgage Loan Trust,
Series 2006-WL2, Class 2A3, 0.355%, 01/25/2036	51,324	48,571
Louisiana Local Government Environmental Facilities & Community Development Auth.,
1.520%, 02/01/2018	184,215	185,307
Morgan Stanley Capital I Inc. Trust,
Series 2006-NC2, Class A2C, 0.335%, 02/25/2036	193,444	192,378
Morgan Stanley Home Equity Loan Trust,

Series 2006-2, Class A3, 0.325%, 02/25/2036	131,499	130,296
Park Place Securities Inc Asset-Backed Pass-Through Certificates,
Series 2005-WCW2, Class A2D, 0.525%, 07/25/2035	473,877	471,381
RAMP Series Trust,
Series 2003-RS7, Class AI6, 5.340%, 08/25/2033	113,805	114,177
RASC Series Trust:
Series 2003-KS2, Class AI6, 3.990%, 04/25/2033	63,816	63,765
Series 2005-AHL2, Class A2, 0.415%, 10/25/2035	221,811	221,483
Soundview Home Loan Trust,
Series 2005-4, Class 2A4, 0.505%, 03/25/2036	532,936	531,574
Specialty Underwriting & Residential Finance Trust,
Series 2006-BC1, Class A2C, 0.355%, 12/25/2036	176,853	175,001
Springleaf Mortgage Loan Trust,
Series 2012-2A, Class A, 2.220%, 10/25/2057 (Acquired 08/20/2014, Cost $231,433) *	228,740	232,082
Tri-State Pass Through Trust,
6.040%, 01/31/2018 (Acquired 09/18/2014, Cost $184,480) *	175,745	186,100
		5,453,922	10.8%
Commercial Mortgage Backed Securities
COMM Mortgage Trust,
Series 2005-C6, Class A5A, 5.116%, 06/10/2044	973,803	991,246
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2005-CB12, Class A4, 4.895%, 09/12/2037	20,000	20,336
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class A4, 5.449%, 12/15/2044	922,308	954,283
		1,965,865	3.9%
Total Long-Term Investments (Cost $48,631,028)		48,605,367	96.2%

	Shares
SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund, 0.06% «	9,991,855	9,991,855
Total Short-Term Investments (Cost $9,991,855)		9,991,855	19.8%

Total Investments (Cost $58,622,883)		58,597,222	116.0%
Liabilities in Excess of Other Assets		(8,089,271)	(16.0)%
TOTAL NET ASSETS		$50,507,951	100.0%

Notes to Schedule of Investments

*
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2014, the value of these securities total $8,044,488, which represents 15.9% of total net assets.

f	Foreign Security
«	7-Day Yield

Baird Ultra Short Bond Fund
Summary Schedule of Investments, September 30, 2014 (Unaudited)
Summary of Fair Value Exposure at September 30, 2014 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1	-	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2	-
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3	-	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$-	$9,761,445	$-	$9,761,445
Taxable Municipal Bonds	-	2,188,150	-	2,188,150
Other Government Related Securities	-	2,518,837	-	2,518,837
Corporate Bonds	-	25,460,003	-	25,460,003
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	-	850,018	-	850,018
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	-	407,127	-	407,127
Asset Backed Securities	-	5,453,922	-	5,453,922
Commercial Mortgage Backed Securities	-	1,965,865	-	1,965,865
Total Long-Term Investments	-	48,605,367	-	48,605,367

Short-Term Investment
Money Market Mutual Fund	9,991,855	-	-	9,991,855
Total Short-Term Investment	9,991,855	-	-	9,991,855

Total Investments	$9,991,855	$48,605,367	$-	$58,597,222

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period.

Baird Short-Term Bond Fund
Schedule of Investments
September 30, 2014 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
2.375%, 07/31/2017 @	$56,300,000	$58,393,684
2.250%, 07/31/2018 @	275,400,000	283,296,269
		341,689,953	14.1%
Taxable Municipal Bonds
City of Cuyahoga Falls OH,
1.000%, 08/13/2015	6,600,000	6,622,638
City of Passaic NJ,
1.882%, 02/01/2016	1,020,000	1,023,284
City of Trenton NJ,
1.722%, 04/01/2016	1,470,000	1,482,201
Consolidated Municipalities Electric Power Systems Joint Powers Board,
1.550%, 06/01/2017	590,000	586,259
Cook County School District No 144 Prairie Hills:
2.000%, 12/01/2017	930,000	925,322
2.500%, 12/01/2018	745,000	742,929
County of Dauphin PA,
1.194%, 03/01/2016	1,200,000	1,193,808
County of Miami-Dade FL Aviation Revenue,
5.000%, 10/01/2016	6,200,000	6,746,530
Government Development Bank for Puerto Rico,
4.704%, 05/01/2016	725,000	626,886
Indiana Bond Bank,
1.689%, 01/15/2017	1,000,000	1,005,790
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 06/01/2015)	265,000	266,434
New Hampshire Housing Finance Authority:
1.250%, 07/01/2016	965,000	961,931
1.500%, 01/01/2017	930,000	931,628
1.650%, 07/01/2017	875,000	874,055
New Jersey Economic Development Authority:
0.000%, 02/15/2016 ^	2,500,000	2,447,800
2.421%, 06/15/2018	10,000,000	9,958,000
Ohio Air Quality Development Authority,
5.750%, 06/01/2033	3,000,000	3,211,920
Rhode Island Housing & Mortgage Finance Corp/RI:
1.150%, 04/01/2016	1,175,000	1,171,099
1.930%, 04/01/2017	600,000	604,704
3.000%, 10/01/2034 (Callable 10/01/2022)	12,005,000	12,200,801
Schenectady Metroplex Development Authority/NY:
0.979%, 08/01/2015	375,000	374,929
2.232%, 08/01/2017	200,000	200,882
South Carolina State Public Service Authority,
1.253%, 06/01/2016 (Callable 12/01/2015)	6,800,000	6,841,480
State of Illinois:
4.422%, 04/01/2015	2,210,000	2,247,880
4.961%, 03/01/2016	1,760,000	1,849,320
5.090%, 04/01/2017	2,785,000	2,976,162
Tulsa Airports Improvement Trust:
2.592%, 06/01/2017	115,000	114,822
3.042%, 06/01/2018	100,000	100,179
		68,289,673	2.8%
Other Government Related Securities
Centrais Eletricas Brasileiras SA,
7.750%, 11/30/2015 (Acquired 12/06/2012, Cost $3,193,861) * f	3,000,000	3,217,500
CNOOC Finance 2013 Ltd:
1.125%, 05/09/2016 f	2,575,000	2,577,019
1.750%, 05/09/2018 f	1,000,000	984,562
CNOOC Nexen Finance (2014) ULC,
1.625%, 04/30/2017 f	5,000,000	5,001,385
CNPC General Capital Ltd,
1.133%, 05/14/2017 (Acquired 05/07/2014, Cost $4,750,000) * f	4,750,000	4,760,925
CNPC HK Overseas Capital Ltd,
3.125%, 04/28/2016 (Acquired 12/18/2012 through 07/23/2014, Cost $2,425,042) * f	2,375,000	2,434,978
Corp Andina de Fomento,
5.750%, 01/12/2017 f	250,000	271,227
Electricite de France Societe anonyme,
0.694%, 01/20/2017 (Acquired 01/13/2014, Cost $9,750,000) * f	9,750,000	9,763,943
Korea Expressway Corporation,
1.625%, 04/28/2017 (Acquired 06/23/2014, Cost $3,989,480) * f	4,000,000	3,990,000
Korea Hydro & Nuclear Power Co., Ltd.,
2.875%, 10/02/2018 (Acquired 09/25/2013, Cost $2,982,150) * f	3,000,000	3,044,376
Petrobras Global Finance B.V.,

2.595%, 03/17/2017 @ f	4,000,000	4,044,640
Petrobras International Finance Company S.A.,
3.875%, 01/27/2016 f	6,825,000	6,985,388
Petroleos Mexicanos:
4.875%, 03/15/2015 f	5,370,000	5,467,680
8.000%, 05/03/2019 f	5,000,000	6,072,500
Sinopec Capital (2013) Limited,
1.250%, 04/24/2016 (Acquired 01/10/2014, Cost $4,250,131) * f	4,250,000	4,239,498
Sinopec Group Overseas Development [2014] Ltd.,
1.750%, 04/10/2017 (Acquired 04/02/2014, Cost $6,984,110) * f	7,000,000	6,977,250
The Export-Import Bank of Korea,
0.981%, 01/14/2017 f	750,000	754,577
The Korea Development Bank:
0.857%, 01/22/2017 f	5,000,000	5,012,000
3.875%, 05/04/2017 f	2,350,000	2,482,331
3.000%, 03/17/2019 f	2,475,000	2,526,024
		80,607,803	3.3%
Corporate Bonds
Industrials
A.P. Meoller - Maersk A/S,
2.550%, 09/22/2019 (Acquired 09/15/2014, Cost $4,540,673) * f	4,550,000	4,560,997
AbbVie Inc.,
1.750%, 11/06/2017	10,049,000	10,014,743
Actavis Funding SCS,
2.450%, 06/15/2019 (Acquired 06/10/2014, Cost $2,991,480) * f	3,000,000	2,916,903
ACTAVIS, INC.,
1.875%, 10/01/2017	1,392,000	1,380,004
ADT Corp.,
2.250%, 07/15/2017 @	6,700,000	6,532,500
Agrium Inc.,
7.700%, 02/01/2017 f	5,000,000	5,661,530
Altera Corporation,
2.500%, 11/15/2018	3,000,000	3,027,183
America Movil, S.A.B. de C.V.,
1.235%, 09/12/2016 f	9,000,000	9,100,611
American Honda Finance Corporation,
0.610%, 05/26/2016 (Acquired 05/22/2013, Cost $800,000) *	800,000	803,789
Amgen Inc.,
0.615%, 05/22/2017	2,750,000	2,756,457
Anadarko Petroleum Corporation:
5.950%, 09/15/2016	5,355,000	5,841,282
6.375%, 09/15/2017	2,400,000	2,720,443
Anglo American Capital PLC,
1.184%, 04/15/2016 (Acquired 04/08/2014, Cost $1,800,000) * f	1,800,000	1,810,134
ArcelorMittal S.A.:
9.500%, 02/15/2015 f	341,000	350,378
4.250%, 02/25/2015 f	1,000,000	1,003,750
4.250%, 08/05/2015 f	1,525,000	1,549,781
AT&T Inc.,
0.620%, 02/12/2016	4,113,000	4,122,452
Avon Products, Inc.,
2.375%, 03/15/2016	2,000,000	2,020,012
Beam Suntory Inc.:
5.375%, 01/15/2016	1,269,000	1,338,818
1.875%, 05/15/2017	8,000,000	8,043,032
Boardwalk Pipelines, LP,
5.500%, 02/01/2017	13,384,000	14,396,647
Boston Scientific Corporation,
5.125%, 01/12/2017	3,000,000	3,228,348
BP Capital Markets,
0.865%, 09/26/2018 f	7,000,000	7,044,163
Bunge Limited Finance Corp.:
5.100%, 07/15/2015	1,635,000	1,690,276
3.200%, 06/15/2017	500,000	517,859
8.500%, 06/15/2019	3,600,000	4,470,779
Bunge N.A. Finance L.P.,
5.900%, 04/01/2017	1,820,000	2,008,790
CareFusion Corporation,
1.450%, 05/15/2017	5,315,000	5,287,346
CF Industries, Inc.,
6.875%, 05/01/2018	9,182,000	10,634,207
Coca-Cola FEMSA, S.A.B. de C.V.,
2.375%, 11/26/2018 f	4,000,000	4,017,020
Colorado Interstate Gas Company, L.L.C.,
6.800%, 11/15/2015	2,000,000	2,127,492
Computer Sciences Corporation,
2.500%, 09/15/2015	9,864,000	10,012,897
ConAgra Foods, Inc.:
1.350%, 09/10/2015	3,840,000	3,859,907
5.819%, 06/15/2017	6,234,000	6,881,862
Cox Communications, Inc.:
5.500%, 10/01/2015	200,000	209,144

7.250%, 11/15/2015	2,000,000	2,136,748
5.875%, 12/01/2016 (Acquired 02/26/2014, Cost $1,094,440) *	1,000,000	1,094,911
CRH America, Inc.,
6.000%, 09/30/2016	5,865,000	6,415,067
CSX Corporation,
7.900%, 05/01/2017	2,221,000	2,568,105
Daimler Finance North America LLC:
1.250%, 01/11/2016 (Acquired 01/07/2013, Cost $2,846,494) * @	2,850,000	2,869,294
0.920%, 08/01/2016 (Acquired 07/24/2013 through 08/26/2014, Cost $2,282,288) *	2,280,000	2,301,227
0.584%, 03/10/2017 (Acquired 03/03/2014, Cost $2,000,000) *	2,000,000	2,000,464
0.580%, 08/01/2017 (Acquired 07/24/2014, Cost $2,000,000) *	2,000,000	1,999,432
DCP Midstream, LLC,
5.375%, 10/15/2015 (Acquired 01/13/2012, Cost $1,757,549) *	1,708,000	1,784,997
Deutsche Telekom International Finance B.V.:
5.750%, 03/23/2016 f	400,000	427,380
3.125%, 04/11/2016 (Acquired 03/14/2012 through 06/25/2013, Cost $5,862,760) * @ f	5,775,000	5,959,679
6.750%, 08/20/2018 f	3,900,000	4,553,441
Devon Energy Corporation:
2.400%, 07/15/2016	375,000	383,198
1.875%, 05/15/2017	3,100,000	3,128,495
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.,
3.500%, 03/01/2016 @	400,000	413,959
Dollar General Corporation,
4.125%, 07/15/2017	17,321,000	18,089,914
Eaton Corporation,
1.500%, 11/02/2017	5,000,000	4,978,470
El Paso Pipeline Partners Operating Company, L.L.C.,
4.100%, 11/15/2015	5,286,000	5,457,969
Enable Midstream Partners, LP,
2.400%, 05/15/2019 (Acquired 05/19/2014, Cost $2,997,780) *	3,000,000	2,968,611
Enbridge Inc.:
0.885%, 10/01/2016 f	2,100,000	2,112,900
5.600%, 04/01/2017 f	5,125,000	5,633,093
Energy Transfer Partners, L.P.:
5.950%, 02/01/2015	5,570,000	5,661,699
6.125%, 02/15/2017	600,000	662,367
9.700%, 03/15/2019	1,000,000	1,279,639
Enterprise Products Operating LLC:
3.700%, 06/01/2015	1,075,000	1,096,668
1.250%, 08/13/2015	3,000,000	3,014,178
Express Scripts Holding Company:
3.125%, 05/15/2016	3,000,000	3,107,283
2.650%, 02/15/2017	200,000	205,662
FBG Finance Pty Ltd,
5.125%, 06/15/2015 (Acquired 03/12/2012, Cost $527,332) * f	515,000	530,850
Federal Express Corp 1998 Pass Through Trust,
Series 981B, 6.845%, 01/15/2019	3,429,592	3,812,251
Federal Express Corp 2012 Pass Through Trust,
2.625%, 01/15/2018 (Acquired 01/20/2012 through 05/07/2012, Cost $1,471,778) *	1,470,453	1,490,217
Fidelity National Information Services, Inc.,
1.450%, 06/05/2017	3,000,000	2,982,507
Fiserv, Inc.:
3.125%, 10/01/2015	2,586,000	2,643,714
3.125%, 06/15/2016	3,295,000	3,405,185
Florida Gas Transmission Company, LLC,
4.000%, 07/15/2015 (Acquired 09/12/2012 through 10/15/2013, Cost $3,522,341) *	3,450,000	3,535,488
Ford Motor Credit Company LLC:
8.700%, 10/01/2014	429,000	429,000
2.500%, 01/15/2016	800,000	814,714
6.625%, 08/15/2017	9,100,000	10,287,359
1.724%, 12/06/2017	1,250,000	1,241,187
Forest Laboratories, Inc.,
4.375%, 02/01/2019 (Acquired 08/13/2014 through 09/29/2014, Cost $10,115,647) *	9,450,000	9,946,701
Freeport-McMoRan Inc.:
1.400%, 02/13/2015	3,500,000	3,509,849
2.150%, 03/01/2017	2,000,000	2,034,056
7.625%, 04/01/2020	6,850,000	7,295,250
Georgia-Pacific LLC,
7.700%, 06/15/2015	5,300,000	5,557,400
Glencore Canada Corporation,
6.000%, 10/15/2015 f	2,245,000	2,354,542
Glencore Finance (Canada) Limited,
2.050%, 10/23/2015 (Acquired 10/18/2012, Cost $2,999,040) * f	3,000,000	3,033,531
Glencore Funding LLC:
1.700%, 05/27/2016 (Acquired 05/22/2013, Cost $2,998,770) *	3,000,000	3,020,355
1.594%, 01/15/2019 (Acquired 06/17/2014, Cost $5,044,441) *	5,000,000	5,037,380
2.500%, 01/15/2019 (Acquired 05/22/2013, Cost $597,012) *	600,000	587,352
Gulfstream Natural Gas System, L.L.C.,
6.950%, 06/01/2016 (Acquired 07/22/2013 through 08/27/2013, Cost $8,337,027) *	7,646,000	8,286,437
Heineken N.V.,
1.400%, 10/01/2017 (Acquired 10/02/2012, Cost $1,993,400) * f	2,000,000	1,986,968
Hess Corporation,

8.125%, 02/15/2019	1,965,000	2,422,320
Hewlett-Packard Company:
3.000%, 09/15/2016	550,000	569,209
1.171%, 01/14/2019 @	5,700,000	5,776,591
Hospira, Inc.,
6.050%, 03/30/2017	7,654,000	8,360,028
Husky Energy Inc.,
6.200%, 09/15/2017 f	1,000,000	1,124,198
Husky Oil Limited,
7.550%, 11/15/2016 f	2,500,000	2,825,802
Hutchison Whampoa International (09/16) Limited,
4.625%, 09/11/2015 (Acquired 09/24/2012 through 06/25/2013, Cost $9,347,368) * f	9,090,000	9,404,023
Hyundai Capital Services, Inc.:
6.000%, 05/05/2015 (Acquired 11/01/2012 through 08/26/2014, Cost $7,989,759) * f	7,774,000	8,009,085
4.375%, 07/27/2016 (Acquired 05/11/2012 through 12/05/2013, Cost $6,446,115) * f	6,230,000	6,564,545
3.500%, 09/13/2017 (Acquired 06/04/2012, Cost $2,099,378) * f	2,000,000	2,086,882
Ingersoll-Rand Global Holding Company Limited,
6.875%, 08/15/2018	1,000,000	1,171,176
Ingredion Incorporated,
1.800%, 09/25/2017	9,100,000	9,137,173
John Deere Capital Corporation,
0.454%, 12/15/2017	500,000	500,095
Johnson Controls, Inc.,
5.500%, 01/15/2016 @	7,370,000	7,811,699
Kia Motors Corporation,
3.625%, 06/14/2016 (Acquired 02/18/2014, Cost $1,448,647) * f	1,400,000	1,453,178
Kinder Morgan Energy Partners, L.P.:
6.000%, 02/01/2017	250,000	274,705
5.950%, 02/15/2018	1,665,000	1,862,231
L-3 Communications Corporation,
1.500%, 05/28/2017	2,000,000	1,985,344
Laboratory Corporation of America Holdings:
5.625%, 12/15/2015	750,000	792,667
3.125%, 05/15/2016	2,000,000	2,063,004
Marathon Oil Corporation,
6.000%, 10/01/2017	7,805,000	8,785,956
Marathon Petroleum Corporation,
3.500%, 03/01/2016	1,503,000	1,554,850
Masco Corporation,
6.125%, 10/03/2016	8,940,000	9,538,980
McKesson Corporation,
0.634%, 09/10/2015	435,000	435,572
Medco Health Solutions, Inc.,
2.750%, 09/15/2015	375,000	382,117
Mondelez International, Inc.,
0.760%, 02/01/2019	500,000	499,789
Murphy Oil Corporation,
2.500%, 12/01/2017	10,281,000	10,442,700
Mylan Inc.:
1.800%, 06/24/2016	1,350,000	1,365,764
6.000%, 11/15/2018 (Acquired 02/01/2013, Cost $2,588,166) *	2,500,000	2,590,497
7.875%, 07/15/2020 (Acquired 07/16/2013 through 09/16/2013, Cost $6,516,564) *	6,000,000	6,544,698
Nabors Industries, Inc.,
2.350%, 09/15/2016	2,000,000	2,043,654
National Oilwell Varco, Inc.,
Series B, 6.125%, 08/15/2015	4,700,000	4,704,014
NBCUniversal Enterprise, Inc.,
0.771%, 04/15/2016 (Acquired 07/03/2013 through 10/21/2013, Cost $3,106,747) *	3,100,000	3,106,817
NiSource Finance Corp.:
5.250%, 09/15/2017	5,300,000	5,846,865
6.400%, 03/15/2018	500,000	570,684
Nissan Motor Acceptance Corporation:
0.935%, 09/26/2016 (Acquired 09/19/2013, Cost $5,000,000) *	5,000,000	5,040,305
0.784%, 03/03/2017 (Acquired 02/25/2014, Cost $3,000,000) *	3,000,000	3,010,056
2.650%, 09/26/2018 (Acquired 07/29/2014, Cost $3,418,530) *	3,340,000	3,401,085
Noble Holding International Limited:
3.450%, 08/01/2015 f	4,552,000	4,645,034
2.500%, 03/15/2017 f	5,510,000	5,609,466
ONEOK Partners, L.P.:
6.150%, 10/01/2016	4,970,000	5,451,434
2.000%, 10/01/2017	2,858,000	2,874,273
8.625%, 03/01/2019	1,500,000	1,867,349
Pentair Finance S.A.,
1.875%, 09/15/2017 f	4,000,000	4,014,440
Petrofac Limited,
3.400%, 10/10/2018 (Acquired 10/03/2013 through 09/19/2014, Cost $11,986,295) * f	11,750,000	12,076,462
PetroLogistics LP / PetroLogistics Finance Corp.,
6.250%, 04/01/2020	11,755,000	12,930,500
Phillips 66,
2.950%, 05/01/2017	3,000,000	3,117,012
Pioneer Natural Resources Company:
5.875%, 07/15/2016	10,133,000	10,927,194

6.650%, 03/15/2017	1,260,000	1,406,653
6.875%, 05/01/2018	1,000,000	1,155,390
Plum Creek Timberlands, L.P.,
5.875%, 11/15/2015	9,700,000	10,219,406
PPG Industries, Inc.,
1.900%, 01/15/2016	1,552,000	1,573,286
Quest Diagnostics Inc,
3.200%, 04/01/2016	5,050,000	5,211,221
Rockies Express Pipeline LLC,
3.900%, 04/15/2015 (Acquired 02/17/2011, Cost $2,000,043) *	2,000,000	1,995,000
Rohm and Haas Company,
6.000%, 09/15/2017	646,000	722,540
RPM United Kingdom G.P.,
6.700%, 11/01/2015 (Acquired 03/04/2013 through 08/26/2014, Cost $8,129,855) * f	7,700,000	8,091,445
SABMiller Holdings Inc.,
0.930%, 08/01/2018 (Acquired 08/06/2013 through 06/05/2014, Cost $3,003,072) *	3,000,000	3,022,713
SABMiller PLC,
6.500%, 07/01/2016 (Acquired 03/01/2012 through 03/20/2012, Cost $1,298,775) * f	1,214,000	1,325,546
Seagate HDD Cayman,
6.875%, 05/01/2020 f	10,653,000	11,292,180
Southwestern Bell Telephone, L.P.,
7.000%, 07/01/2015	875,000	916,330
Sunoco, Inc.,
5.750%, 01/15/2017	600,000	653,224
Talisman Energy Inc.,
5.125%, 05/15/2015 f	3,557,000	3,655,789
Telecom Italia Capital,
5.250%, 10/01/2015 f	10,960,000	11,261,400
Telefonica Emisiones S.A.U.:
6.421%, 06/20/2016 f	7,290,000	7,922,794
6.221%, 07/03/2017 f	1,344,000	1,499,460
Telefonica Moviles Chile S.A.,
2.875%, 11/09/2015 (Acquired 11/03/2010 through 04/04/2012, Cost $1,016,945) * f	1,020,000	1,036,218
Temple-Inland Inc.,
6.625%, 01/15/2018	4,676,000	5,266,312
Tennessee Gas Pipeline Company, L.L.C.,
8.000%, 02/01/2016	1,000,000	1,087,992
The Valspar Corporation,
5.100%, 08/01/2015	10,450,000	10,750,918
Thomson Reuters Corporation:
0.875%, 05/23/2016 f	4,650,000	4,642,407
1.650%, 09/29/2017 f	7,000,000	6,990,074
Time Warner Cable Inc.,
5.850%, 05/01/2017 @	2,355,000	2,610,282
Time Warner Companies, Inc.,
7.250%, 10/15/2017	7,831,000	9,102,026
Total Capital International:
0.803%, 08/10/2018 f	4,350,000	4,391,590
0.584%, 06/19/2019 f	7,700,000	7,703,504
TransCanada PipeLines Ltd,
0.913%, 06/30/2016 f	2,575,000	2,595,986
Transocean Inc:
5.050%, 12/15/2016 f	400,000	426,362
2.500%, 10/15/2017 f	7,400,000	7,399,149
TSMC Global Ltd:
0.950%, 04/03/2016 (Acquired 03/27/2013, Cost $1,999,760) * f	2,000,000	1,998,434
1.625%, 04/03/2018 (Acquired 08/05/2014 through 08/14/2014, Cost $6,082,159) * f	6,175,000	6,097,535
Tyco Electronics Group S.A.,
6.550%, 10/01/2017 f	860,000	979,273
Vale Canada Limited,
5.700%, 10/15/2015 f	8,000,000	8,387,712
Vale Overseas Limited,
6.250%, 01/23/2017 f	915,000	1,008,037
Valero Energy Corporation:
6.125%, 06/15/2017	1,120,000	1,251,039
9.375%, 03/15/2019	3,375,000	4,340,051
Verizon Communications Inc.:
2.500%, 09/15/2016	3,000,000	3,078,876
3.650%, 09/14/2018 @	9,000,000	9,482,724
Viacom Inc.,
6.250%, 04/30/2016	2,225,000	2,407,917
Vodafone Group Public Limited Company:
0.617%, 02/19/2016 f	5,000,000	5,014,455
5.625%, 02/27/2017 @ f	2,000,000	2,192,300
Volkswagen Group of America Finance, LLC,
0.605%, 05/23/2017 (Acquired 05/15/2014, Cost $2,750,000) *	2,750,000	2,752,821
Walgreen Co.,
5.250%, 01/15/2019	9,392,000	10,433,423
Weatherford International Ltd,
5.500%, 02/15/2016 f	600,000	635,297
Williams Partners L.P.,
3.800%, 02/15/2015	9,000,000	9,099,765

Williams Partners LP / Williams Partners Finance Corp.,
7.250%, 02/01/2017	935,000	1,052,939
Woodside Finance Limited,
4.500%, 11/10/2014 (Acquired 11/15/2012 through 07/30/2013, Cost $2,749,815) * f	2,740,000	2,751,338
Xerox Corporation,
6.400%, 03/15/2016 @	2,583,000	2,783,278
Yara International ASA,
5.250%, 12/15/2014 (Acquired 09/25/2012 through 07/15/2014, Cost $8,213,863) * f	8,151,000	8,226,658
Yum! Brands, Inc.:
4.250%, 09/15/2015	6,425,000	6,642,608
6.250%, 04/15/2016	2,000,000	2,152,128
Zoetis Inc.,
1.150%, 02/01/2016	1,000,000	1,002,167
		765,338,173	31.5%
Utility
Beaver Valley II Funding Corporation,
9.000%, 06/01/2017	434,000	459,956
Commonwealth Edison Company:
Series 104, 5.950%, 08/15/2016	550,000	600,456
6.150%, 09/15/2017	100,000	113,109
Constellation Energy Group, Inc.,
4.550%, 06/15/2015	3,169,000	3,252,113
Dominion Resources, Inc.,
6.400%, 06/15/2018	2,000,000	2,300,846
Entergy Corporation,
4.700%, 01/15/2017	8,750,000	9,358,361
National Grid PLC,
6.300%, 08/01/2016 f	9,531,000	10,443,860
NextEra Energy Capital Holdings, Inc.,
1.339%, 09/01/2015	5,100,000	5,132,074
Pepco Holdings, Inc.,
2.700%, 10/01/2015	1,395,000	1,419,115
PPL Energy Supply, LLC:
Series A, 5.700%, 10/15/2015	6,127,000	6,357,559
6.200%, 05/15/2016	4,041,000	4,292,298
PSEG Power LLC,
5.320%, 09/15/2016	4,905,000	5,304,934
Public Service Company of New Mexico,
7.950%, 05/15/2018	415,000	495,059
Sempra Energy,
2.300%, 04/01/2017	1,300,000	1,326,853
Southwestern Public Service Company,
5.600%, 10/01/2016	3,000,000	3,276,879
Trans-Allegheny Interstate Line Company,
4.000%, 01/15/2015 (Acquired 01/19/2010 through 08/26/2014, Cost $5,902,548) *	5,890,000	5,945,867
Union Electric Company,
4.750%, 04/01/2015	500,000	510,667
		60,590,006	2.5%
Finance
ABN AMRO Bank N.V.:
1.035%, 10/28/2016 (Acquired 10/23/2013 through 05/19/2014, Cost $11,059,722) * f	11,050,000	11,149,671
4.250%, 02/02/2017 (Acquired 08/23/2013 through 11/22/2013, Cost $3,366,010) * f	3,200,000	3,402,240
2.500%, 10/30/2018 (Acquired 03/04/2014, Cost $956,877) * f	950,000	959,319
Aegon N.V.,
4.625%, 12/01/2015 f	1,275,000	1,332,262
American Express Bank, FSB,
0.453%, 06/12/2017	250,000	249,869
American Express Company:
5.500%, 09/12/2016	1,213,000	1,316,483
7.000%, 03/19/2018	2,661,000	3,098,136
0.825%, 05/22/2018	500,000	504,314
American Express Credit Corporation,
0.744%, 07/29/2016	5,000,000	5,026,385
American International Group, Inc.:
2.375%, 08/24/2015	1,100,000	1,116,394
5.600%, 10/18/2016	5,120,000	5,574,093
5.450%, 05/18/2017	3,575,000	3,939,632
Ameriprise Financial, Inc.,
5.650%, 11/15/2015	1,350,000	1,423,194
AmSouth Bank,
Series AI, 5.200%, 04/01/2015	6,140,000	6,265,606
ANZ New Zealand (Int’l) Limited:
1.125%, 03/24/2016 (Acquired 03/20/2013 through 01/16/2014, Cost $5,322,920) * f	5,324,000	5,347,213
2.600%, 09/23/2019 (Acquired 09/16/2014, Cost $3,347,822) * @ f	3,350,000	3,358,090
Aon Corporation:
3.500%, 09/30/2015 f	3,778,000	3,882,805
3.125%, 05/27/2016 f	1,582,000	1,635,491
Arden Realty Limited Partnership,
5.250%, 03/01/2015	1,708,000	1,721,223
Associates Corporation of North America,
6.950%, 11/01/2018	667,000	782,244
Australia and New Zealand Banking Group Limited:

0.609%, 01/10/2017 (Acquired 01/06/2014, Cost $750,000) * f	750,000	752,369
1.875%, 10/06/2017 (Acquired 07/17/2013 through 11/21/2013, Cost $749,540) * f	750,000	756,640
2.250%, 06/13/2019 @ f	1,000,000	997,690
Banco Santander-Chile:
3.750%, 09/22/2015 (Acquired 11/21/2013 through 03/28/2014, Cost $1,608,270) * f	1,575,000	1,614,437
1.131%, 04/11/2017 (Acquired 04/08/2014, Cost $1,800,000) * f	1,800,000	1,805,369
Bank of America Corporation:
10.200%, 07/15/2015	3,920,000	4,205,321
5.750%, 12/01/2017	5,000,000	5,563,505
Barclays Bank PLC:
2.500%, 01/30/2015 f	500,000	501,009
Series 1, 5.000%, 09/22/2016 f	5,330,000	5,721,648
0.811%, 02/17/2017 @ f	4,000,000	4,016,020
BB&T Corporation,
1.094%, 06/15/2018	3,750,000	3,816,060
BBVA U.S. Senior, S.A. Unipersonal,
4.664%, 10/09/2015 f	2,800,000	2,905,804
BNP Paribas:
0.825%, 12/12/2016 f	4,540,000	4,563,840
2.375%, 09/14/2017 f	3,000,000	3,051,555
BNZ International Funding Limited,
2.350%, 03/04/2019 (Acquired 09/03/2014, Cost $4,483,665) * f	4,500,000	4,484,610
BPCE:
1.083%, 02/10/2017 f	9,650,000	9,739,957
2.500%, 12/10/2018 f	3,275,000	3,282,991
Branch Banking and Trust Company,
0.535%, 05/23/2017	8,895,000	8,834,301
Canadian Imperial Bank of Commerce:
0.754%, 07/18/2016 f	3,000,000	3,017,703
1.350%, 07/18/2016 @ f	5,000,000	5,050,190
Capital One Financial Corporation:
6.150%, 09/01/2016	703,000	768,141
5.250%, 02/21/2017	1,100,000	1,197,840
Capital One N.A.:
1.500%, 09/05/2017	5,000,000	4,978,130
2.400%, 09/05/2019	2,300,000	2,275,924
CIGNA Corporation:
2.750%, 11/15/2016	5,331,000	5,510,212
5.375%, 03/15/2017	2,300,000	2,512,378
Citigroup Inc.:
0.914%, 11/15/2016	2,000,000	2,011,284
1.550%, 08/14/2017	2,400,000	2,382,394
6.125%, 05/15/2018	3,920,000	4,438,408
CNA Financial Corporation,
6.500%, 08/15/2016	4,995,000	5,485,784
Comerica Bank:
5.750%, 11/21/2016	1,425,000	1,561,458
5.200%, 08/22/2017	4,125,000	4,519,870
Commonwealth Bank of Australia:
0.833%, 10/08/2015 (Acquired 12/05/2013, Cost $1,198,800) * f	1,200,000	1,199,657
0.733%, 09/20/2016 (Acquired 09/16/2013 through 12/20/2013, Cost $6,102,670) * f	6,100,000	6,138,357
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
0.714%, 03/18/2016 f	3,000,000	3,015,372
Countrywide Financial Corporation,
6.250%, 05/15/2016	4,150,000	4,473,156
Credit Agricole SA,
1.083%, 10/03/2016 (Acquired 09/26/2013, Cost $10,000,000) * f	10,000,000	10,081,380
Credit Suisse:
0.725%, 05/26/2017 f	2,000,000	2,006,808
6.000%, 02/15/2018 f	8,335,000	9,345,869
Deutsche Bank Aktiengesellschaft:
0.844%, 02/13/2017 f	3,850,000	3,868,911
Series 3FXD, 1.400%, 02/13/2017 f	3,000,000	2,998,839
0.705%, 05/30/2017 f	2,640,000	2,642,062
6.000%, 09/01/2017 f	3,467,000	3,879,816
Dresdner Bank AG,
7.250%, 09/15/2015 f	12,322,000	12,883,242
Fifth Third Bancorp:
3.625%, 01/25/2016	1,305,000	1,350,925
0.653%, 12/20/2016	2,900,000	2,893,603
5.450%, 01/15/2017	619,000	673,173
Fifth Third Bank,
0.645%, 02/26/2016	5,000,000	5,012,785
First Hawaiian Capital I,
Series B, 8.343%, 07/01/2027	1,500,000	1,520,460
First Horizon National Corporation,
5.375%, 12/15/2015	3,079,000	3,227,038
First Tennessee Bank National Association:
5.050%, 01/15/2015	1,000,000	1,011,682
5.650%, 04/01/2016	7,219,000	7,606,256
General Electric Capital Corporation:
2.950%, 05/09/2016	5,400,000	5,588,860

0.881%, 07/12/2016	10,000,000	10,086,710
5.625%, 09/15/2017	9,080,000	10,148,761
5.625%, 05/01/2018	175,000	197,844
0.741%, 01/14/2019	750,000	755,070
Genworth Holdings, Inc.,
8.625%, 12/15/2016	1,000,000	1,147,229
Hana Bank,
1.358%, 11/09/2016 (Acquired 11/05/2013, Cost $7,005,105) * f	7,000,000	7,044,345
HSBC Bank USA, National Association,
6.000%, 08/09/2017	925,000	1,035,698
HSBC Finance Corporation:
5.500%, 01/19/2016	556,000	588,515
6.676%, 01/15/2021	221,000	259,074
HSBC USA Capital Trust III,
8.380%, 05/15/2027 (Acquired 11/06/2007, Cost $1,516,566) *	1,500,000	1,520,555
HSBC USA Inc.,
1.116%, 09/24/2018	1,000,000	1,019,653
Huntington Bancshares Incorporated,
2.600%, 08/02/2018	3,250,000	3,284,603
ING Bank N.V.:
4.000%, 03/15/2016 (Acquired 03/08/2012 through 07/15/2013, Cost $5,939,867) * @ f	5,783,000	6,035,648
3.750%, 03/07/2017 (Acquired 05/30/2013 through 01/13/2014, Cost $3,338,964) * f	3,200,000	3,366,781
J.P. Morgan Chase & Co.,
Series 1, 0.865%, 01/28/2019	750,000	755,423
Kemper Corporation:
6.000%, 11/30/2015	8,500,000	8,948,027
6.000%, 05/15/2017	4,565,000	4,999,492
KeyBank National Association,
4.950%, 09/15/2015	920,000	957,306
Kookmin Bank:
1.110%, 01/27/2017 (Acquired 01/21/2014 through 02/20/2014, Cost $4,752,816) * f	4,750,000	4,785,435
1.625%, 07/14/2017 (Acquired 07/07/2014, Cost $5,983,080) * f	6,000,000	5,955,018
LeasePlan Corporation N.V.,
2.500%, 05/16/2018 (Acquired 05/07/2013 through 09/24/2014, Cost $12,676,999) * f	12,785,000	12,823,700
Lloyds Bank plc,
4.875%, 01/21/2016 f	1,775,000	1,867,321
M&I Marshall & Ilsley Bank:
4.850%, 06/16/2015	6,857,000	7,049,181
5.000%, 01/17/2017	2,488,000	2,663,937
M&T Capital Trust I,
8.234%, 02/01/2027	1,000,000	1,011,931
Macquarie Bank Limited,
2.000%, 08/15/2016 (Acquired 08/07/2013 through 09/27/2013, Cost $10,017,495) * f	10,000,000	10,165,230
Manufacturers And Traders Trust Company:
0.533%, 03/07/2016	6,300,000	6,304,870
6.625%, 12/04/2017	1,000,000	1,144,509
Manulife Financial Corporation,
3.400%, 09/17/2015 f	9,936,000	10,205,584
Marsh & McLennan Companies, Inc.:
5.750%, 09/15/2015	758,000	793,922
2.300%, 04/01/2017	1,297,000	1,318,588
MassMutual Global Funding II,
3.125%, 04/14/2016 (Acquired 01/19/2012 through 08/26/2014, Cost $2,138,271) *	2,100,000	2,171,751
Metropolitan Life Global Funding I:
3.125%, 01/11/2016 (Acquired 01/04/2011 through 08/26/2014, Cost $2,408,172) *	2,400,000	2,472,864
0.609%, 04/10/2017 (Acquired 04/07/2014, Cost $8,500,000) *	8,500,000	8,555,395
Mizuho Bank, Ltd.:
2.550%, 03/17/2017 (Acquired 05/30/2013, Cost $7,030,988) * f	6,900,000	7,070,002
0.663%, 04/16/2017 (Acquired 04/09/2014, Cost $2,800,000) * f	2,800,000	2,802,106
Morgan Stanley:
1.750%, 02/25/2016	2,000,000	2,021,332
5.450%, 01/09/2017	2,950,000	3,204,252
6.625%, 04/01/2018	2,000,000	2,290,448
1.083%, 01/24/2019 @	4,750,000	4,804,254
MUFG Union Bank, National Association:
3.000%, 06/06/2016	6,300,000	6,508,486
2.125%, 06/16/2017	3,500,000	3,556,409
National Australia Bank Limited:
0.733%, 10/08/2015 (Acquired 03/26/2013 through 08/26/2014, Cost $1,198,889) * f	1,200,000	1,199,776
0.664%, 12/02/2016 (Acquired 11/21/2013, Cost $6,000,000) * f	6,000,000	6,028,458
National City Bank,
5.800%, 06/07/2017	1,675,000	1,860,330
Nomura Holdings, Inc.:
5.000%, 03/04/2015 f	1,000,000	1,016,181
2.000%, 09/13/2016 f	10,205,000	10,305,774
Nordea Bank AB:
3.125%, 03/20/2017 (Acquired 10/03/2012 through 08/21/2013, Cost $5,287,178) * f	5,140,000	5,360,059
1.250%, 04/04/2017 (Acquired 03/31/2014, Cost $3,988,880) * f	4,000,000	3,984,924
Paine Webber Group Inc.,
7.990%, 06/09/2017	300,000	335,873
PNC Bank, National Association,
0.554%, 04/29/2016	4,000,000	4,001,380

Principal Financial Group, Inc.,
1.850%, 11/15/2017 @	3,500,000	3,501,155
Prudential Covered Trust 2012-1,
2.997%, 09/30/2015 (Acquired 10/16/2012 through 07/15/2013, Cost $2,454,250) *	2,418,750	2,469,041
Prudential Financial, Inc.,
6.100%, 06/15/2017	4,720,000	5,274,869
Rabobank Nederland,
3.375%, 01/19/2017 f	1,092,000	1,145,230
Raymond James Financial, Inc.,
4.250%, 04/15/2016	5,600,000	5,868,346
Regions Bank,
7.500%, 05/15/2018	1,665,000	1,941,185
Regions Financial Corporation,
5.750%, 06/15/2015 @	3,549,000	3,662,114
Santander Bank, N.A.,
8.750%, 05/30/2018	1,443,000	1,744,076
Santander Holdings USA, Inc.,
3.000%, 09/24/2015	2,975,000	3,029,115
Societe Generale:
3.100%, 09/14/2015 (Acquired 02/06/2013 through 06/19/2013, Cost $3,529,023) * f	3,475,000	3,546,710
5.750%, 04/20/2016 (Acquired 07/08/2014, Cost $2,015,447) * f	1,890,000	2,008,344
1.315%, 10/01/2018 f	6,000,000	6,008,490
2.625%, 10/01/2018 @ f	1,000,000	1,013,886
Standard Chartered PLC:
0.573%, 09/08/2017 (Acquired 09/03/2014, Cost $10,000,000) * f	10,000,000	10,014,440
2.400%, 09/08/2019 (Acquired 09/03/2014, Cost $1,996,540) * f	2,000,000	2,011,948
Sumitomo Mitsui Banking Corporation:
3.150%, 07/22/2015 (Acquired 02/06/2013 through 08/06/2013, Cost $2,136,627) * f	2,100,000	2,142,605
1.450%, 07/19/2016 @ f	4,000,000	4,033,724
0.659%, 01/10/2017 f	2,075,000	2,081,082
SunTrust Bank:
0.535%, 04/01/2015	7,755,000	7,753,852
0.525%, 08/24/2015	1,000,000	999,078
5.000%, 09/01/2015	2,396,000	2,487,771
7.250%, 03/15/2018	154,000	177,934
SunTrust Banks, Inc.,
6.000%, 09/11/2017	780,000	876,009
SUSA Partnership, L.P.,
8.200%, 06/01/2017	714,000	823,920
Svenska Handelsbanken AB:
0.683%, 03/21/2016 f	2,000,000	2,008,380
3.125%, 07/12/2016 f	175,000	181,893
0.703%, 09/23/2016 f	5,000,000	5,029,575
2.875%, 04/04/2017 f	275,000	285,882
1.625%, 03/21/2018 f	1,100,000	1,094,764
0.725%, 06/17/2019 f	2,000,000	2,010,176
Synchrony Financial,
3.000%, 08/15/2019	8,350,000	8,372,887
The Bank of Nova Scotia:
0.634%, 03/15/2016 f	7,000,000	7,023,891
0.654%, 12/13/2016 @ f	2,575,000	2,585,699
The Bear Stearns Companies LLC:
5.300%, 10/30/2015	4,348,000	4,561,339
6.400%, 10/02/2017	7,700,000	8,709,986
7.250%, 02/01/2018	275,000	319,930
The Goldman Sachs Group, Inc.:
6.250%, 09/01/2017	4,583,000	5,147,855
1.334%, 12/10/2017	1,000,000	995,349
5.950%, 01/18/2018	1,045,000	1,169,871
6.150%, 04/01/2018	4,550,000	5,130,398
2.900%, 07/19/2018	1,000,000	1,024,306
The Hartford Financial Services Group, Inc.:
7.300%, 11/01/2015	233,000	247,685
5.500%, 10/15/2016	3,150,000	3,421,319
5.375%, 03/15/2017	3,145,000	3,434,365
6.300%, 03/15/2018	140,000	157,488
The Huntington National Bank,
1.350%, 08/02/2016	5,000,000	5,024,600
The Royal Bank of Scotland Group Public Limited Company,
2.550%, 09/18/2015 f	4,430,000	4,495,692
UBS AG:
0.613%, 08/14/2017 f	3,000,000	3,011,922
5.875%, 12/20/2017 f	1,000,000	1,125,870
5.750%, 04/25/2018 f	3,201,000	3,609,467
Voya Financial, Inc.,
2.900%, 02/15/2018	6,963,000	7,163,402
WEA Finance LLC / Westfield UK & Europe Finance PLC,
2.700%, 09/17/2019 (Acquired 09/10/2014, Cost $6,986,000) *	7,000,000	7,016,597
Wells Fargo Bank, National Association:
0.441%, 05/16/2016	7,000,000	6,994,029
6.000%, 11/15/2017	610,000	688,214
Westpac Banking Corporation,

2.000%, 08/14/2017 f	2,000,000	2,029,956
Willis North America, Inc.,
5.625%, 07/15/2015	6,650,000	6,889,034
		659,192,516	27.1%
Total Corporate Bonds		1,485,120,695	61.1%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Home Loan Mortgage Corporation (FHLMC),
Series 5, Class B, 0.854%, 05/15/2019	7,801	7,851
Federal National Mortgage Association (FNMA):
5.500%, 07/01/2015	15,281	16,162
Series 2004-W6, Class 1A4, 5.500%, 07/25/2034	351,371	354,612
Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	321,204	332,148
		710,773	0.0%
Non-U.S. Government Agency Issues
Alternative Loan Trust:
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 §	323,003	324,253
Series 2004-2CB, Class 1A8, 5.750%, 03/25/2034	6,372,796	6,404,023
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 §	148,968	140,009
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 §	1,123,228	945,697
Banc of America Alternative Loan Trust:
Series 2003-4, Class 2A1, 5.000%, 06/25/2018	143,651	147,509
Series 2004-2, Class 5A1, 5.500%, 03/25/2019	714,106	730,257
Series 2003-3, Class A1, 5.500%, 05/25/2033	1,685,336	1,760,089
Series 2004-B, Class 2A2, 2.634%, 03/25/2034	1,935,298	1,964,536
Banc of America Mortgage Trust,
Series 2003-10, Class 3A1, 5.000%, 01/25/2019	995,855	1,027,948
Countrywide Alternative Loan Trust:
Series 2004-12CB, Class 1A1, 5.000%, 07/25/2019	1,619,940	1,684,864
Series 2004-J2, Class 3A3, 5.500%, 04/25/2034	320,964	328,146
HSI Asset Securitization Corp. Trust,
Series 2005-NC1, Class 2A3, 0.515%, 07/25/2035	1,122,764	1,119,877
J.P. Morgan Mortgage Trust,
Series 2005-A4, Class 1A1, 5.235%, 07/25/2035	2,048,672	2,074,635
MASTR Alternative Loan Trust:
Series 2003-5, Class 7A1, 5.000%, 07/25/2018	8,946,724	9,272,081
Series 2003-9, Class 3A1, 4.750%, 11/25/2018	4,514,042	4,611,504
Series 2003-5, Class 4A1, 5.500%, 07/25/2033	8,174,343	8,693,691
Morgan Stanley Mortgage Loan Trust,
Series 2004-4, Class 1A10, 5.000%, 08/25/2034	2,223,543	2,273,223
Structured Asset Securities Corp Mortgage Pass-Through Certificates,
Series 2004-22, Class A2, 5.163%, 01/25/2035	12,227,069	12,676,976
Structured Asset Securities Corp.,
Series 2004-4XS, Class 1A6, 4.550%, 02/25/2034	673,602	688,581
WaMu Mortgage Pass-Through Certificates:
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	130,224	135,141
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	209,949	219,758
Series 2004-AR3, Class A1, 2.376%, 06/25/2034	11,555,699	11,794,023
		69,016,821	2.8%
Asset Backed Securities
Accredited Mortgage Loan Trust:
Series 2005-3, Class A1, 0.400%, 09/25/2035	213,922	212,885
Series 2006-2, Class A3, 0.305%, 09/25/2036	9,461,866	9,260,640
Argent Securities Inc Asset-Backed Pass-Through Certificates:
Series 2005-W2, Class A2B1, 0.355%, 10/25/2035	1,142,432	1,138,765
Series 2005-W3, Class A2D, 0.495%, 11/25/2035	14,727,484	14,140,299
BCMSC Trust,
Series 1998-A, Class A3, 6.230%, 04/15/2028	4,770	4,799
Capital Auto Receivables Asset Trust,
Series 2014-3, Class A-2, 1.180%, 12/20/2017	11,000,000	11,006,501
Carrington Mortgage Loan Trust,
Series 2006-OPT1, Class A3, 0.335%, 02/25/2036	6,661,659	6,317,758
Citigroup Mortgage Loan Trust. Inc.,
Series 2006-WFH3, Class A3, 0.305%, 10/25/2036	955,561	952,270
Conseco Financial Corp.:
Series 1996-3, Class A5, 7.350%, 05/15/2027	3,685	3,694
Series 1998-2, Class A5, 6.240%, 12/01/2028	22,358	23,108
Series 1997-5, Class A6, 6.820%, 05/15/2029	121,314	122,564
Series 1998-3, Class A5, 6.220%, 03/01/2030	287,524	304,862
Countrywide Asset-Backed Certificates:
Series 2006-13, Class 1AF3, 4.964%, 01/25/2037 §	1,581,042	2,000,687
Series 2006-9, Class 1AF3, 5.316%, 10/25/2046 §	1,329,472	1,036,414
Credit-Based Asset Servicing and Securitization LLC,
Series 2005-CB8, Class AF2, 4.230%, 12/25/2035	307,771	305,466
First Franklin Mortgage Loan Trust,
Series 2004-FF7, Class A1, 0.795%, 09/25/2034	8,857,544	8,834,869
Ford Credit Auto Owner Trust,
Series 2014-1, Class A, 2.260%, 11/15/2025 (Acquired 05/06/2014, Cost $9,997,505) *	10,000,000	9,992,170
GE-WMC Asset-Backed Pass Through Certificates,
Series 2005-1, Class A2C, 0.515%, 10/25/2035	5,002,664	4,972,878
GSAA Trust,

Series 2005-8, Class A4, 0.425%, 06/25/2035	12,093,574	11,373,462
GSAMP Trust:
Series 2005-HE5, Class A2D, 0.495%, 11/25/2035	1,095,631	1,089,246
Series 2006-HE1, Class A2C, 0.365%, 01/25/2036	4,252,476	4,161,575
Home Equity Asset Trust,
Series 2006-4, Class 2A3, 0.325%, 08/25/2036	4,417,401	4,329,494
J.P. Morgan Mortgage Acquisition Trust:
Series 2006-CH1, Class A1, 0.285%, 07/25/2036	10,637,734	10,236,436
Series 2007-CH1, Class AV4, 0.285%, 11/25/2036	6,629,978	6,594,196
Master Credit Card Trust II,
Series 2013-3A, Class A, 0.584%, 01/22/2018 (Acquired 07/25/2013, Cost $8,000,000) * f	8,000,000	8,014,600
MASTR Asset Backed Securities Trust,
Series 2006-AB1, Class A2, 0.385%, 02/25/2036	1,260,947	1,251,606
Morgan Stanley ABS Capital I Inc Trust,
Series 2005-HE2, Class A3B, 0.595%, 01/25/2035	8,206,362	8,028,850
Nationstar Home Equity Loan Trust,
Series 2006-B, Class AV3, 0.325%, 09/25/2036	9,103,746	9,075,770
Nomura Holdings, Inc.,
Series 2006-HE2, 0.325%, 03/25/2036	6,877,022	6,701,156
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-5, Class A3, 0.365%, 12/25/2035	8,618,821	8,551,672
RAMP Series Trust:
Series 2003-RS7, Class AI6, 5.340%, 08/25/2033	69,505	69,733
Series 2003-RS11, Class AI7, 4.828%, 12/25/2033	444,892	452,498
RASC Series Trust:
Series 2005-AHL2, Class A3, 0.505%, 10/25/2035	12,150,000	11,967,568
Series 2006-KS1, Class A4, 0.455%, 02/25/2036	5,139,000	5,082,630
Renaissance Home Equity Loan Trust,
Series 2007-2, Class AF2, 5.675%, 06/25/2037	1,975,220	1,061,503
Securitized Asset Backed Receivables LLC Trust,
Series 2005-OP2, Class A1, 0.480%, 10/25/2035 (Acquired 03/13/2014, Cost $14,717,601) *	14,899,184	14,712,483
Soundview Home Loan Trust,
Series 2005-OPT4, Class 2A3, 0.675%, 12/25/2035	2,897,345	2,844,416
Specialty Underwriting & Residential Finance Trust,
Series 2006-BC1, Class A2C, 0.355%, 12/25/2036	4,489,043	4,442,039
Springleaf Funding Trust,
Series 2013-AA, Class A, 2.580%, 09/15/2021 (Acquired 01/09/2014 through 08/18/2014, Cost $13,652,476) *	13,600,000	13,696,002
Springleaf Mortgage Loan Trust:
Series 2012-1A, Class A, 2.667%, 09/25/2057 (Acquired 04/11/2012 through 03/28/2014, Cost $3,128,074) *	3,115,236	3,167,547
Series 2012-2A, Class A, 2.220%, 10/25/2057 (Acquired 07/31/2012 through 08/20/2014, Cost $6,027,298) *	5,983,361	6,070,778
Structured Asset Securities Corp Mortgage Loan Trust,
Series 2007-BC2, Class A3, 0.285%, 03/25/2037	1,406,228	1,398,526
		215,004,415	8.9%
Commercial Mortgage Backed Securities
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	15,099,589	15,485,625
CD Commercial Mortgage Trust,
Series 2005-CD1, Class A4, 5.400%, 07/15/2044	19,175,014	19,694,657
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A3, 5.974%, 03/15/2049	8,124,829	8,586,985
COMM Mortgage Trust,
Series 2005-C6, Class A5A, 5.116%, 06/10/2044	15,730,000	16,011,771
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C5, Class A4, 5.100%, 08/15/2038	15,229,245	15,542,465
DBUBS Mortgage Trust,
Series 2011-LC3A, Class A2, 3.642%, 08/10/2044	9,800,000	10,184,042
FHLMC Multifamily Structured Pass Through Certificates,
Series K-701, Class A2, 3.882%, 11/25/2017	10,015,000	10,681,699
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2005-CB12, Class A4, 4.895%, 09/12/2037	19,435,000	19,761,197
Morgan Stanley Capital I Trust,
Series 2005-HQ7, Class A4, 5.380%, 11/14/2042	12,912,620	13,229,095
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class A4, 5.449%, 12/15/2044	15,440,295	15,975,579
		145,153,115	6.0%
Total Long-Term Investments (Cost $2,400,982,522)		2,405,593,248	99.0%

	Shares
SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Short-Term Investments Trust - Liquid Assets Portfolio, 0.06% «	30,965,133	30,965,133
Total Short-Term Investments (Cost $30,965,133)		30,965,133	1.3%

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING
Investment Companies
Mount Vernon Securities Lending Trust Prime Portfolio, 0.19% «	132,828,382	132,828,382
Total Investment Companies (Cost $132,828,382)		132,828,382	5.5%

Total Investments Purchased With Cash Proceeds From
Securities Lending (Cost $132,828,382)		132,828,382	5.5%
Total Investments (Cost $2,564,776,037)		2,569,386,763	105.8%

Liabilities in Excess of Other Assets	(140,456,408)	(5.8)%
TOTAL NET ASSETS	$2,428,930,355	100.0%

Notes to Schedule of Investments
*
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2014, the value of these securities total $440,740,059, which represents 18.1% of total net assets.

@	This security or portion of this security is out on loan at September 30, 2014.
f	Foreign Security
«	7-Day Yield
§	Security in Default
^	Non-Income Producing

Baird Short-Term Bond Fund
Schedule of Investments, September 30, 2014 (Unaudited)
Summary of Fair Value Exposure at September 30, 2014 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

  Level 1  -  Unadjusted quoted prices in active markets for identical unrestricted securities.
  Level 2  -  Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
  Level 3  -  Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$-	$341,689,953	$-	$341,689,953
Taxable Municipal Bonds	-	68,289,673	-	68,289,673
Other Government Related Securities	-	80,607,803	-	80,607,803
Corporate Bonds	-	1,485,120,695	-	1,485,120,695
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	-	710,773	-	710,773
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	-	69,016,821	-	69,016,821
Asset Backed Securities	-	215,004,415	-	215,004,415
Commercial Mortgage-Backed Securities	-	145,153,115	-	145,153,115
Total Long-Term Investments	-	2,405,593,248	-	2,405,593,248

Short-Term Investments
Money Market Mutual Fund	30,965,133	-	-	30,965,133
Total Short-Term Investments	30,965,133	-	-	30,965,133

Investments Purchased with Cash
Proceeds from Securities Lending
Investment Companies	132,828,382	-	-	132,828,382
Total Investments Purchased with
Cash Proceeds from Securities Lending	132,828,382	-	-	132,828,382

Total Investments	$163,793,515	$2,405,593,248	$-	$2,569,386,763

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

Baird Intermediate Bond Fund
Schedule of Investments
September 30, 2014 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
9.125%, 05/15/2018 @	$12,950,000	$16,524,407
1.250%, 04/30/2019 @	243,950,000	239,071,000
2.625%, 08/15/2020 @	149,950,000	155,010,813
7.875%, 02/15/2021 @	67,000,000	90,345,346
		500,951,566	35.0%
U.S. Government Agency Issues
Federal Home Loan Mortgage Corporation (FHLMC):
1.375%, 05/01/2020	10,000,000	9,640,060
2.375%, 01/13/2022	300,000	298,265
		9,938,325	0.7%
Taxable Municipal Bonds
Alaska Municipal Bond Bank Authority:
4.309%, 08/01/2018	1,000,000	1,077,180
4.459%, 08/01/2019	1,340,000	1,464,325
California Qualified School Bond Joint Powers Authority,
5.955%, 03/01/2019	3,375,000	3,619,316
California School Finance Authority,
4.426%, 07/01/2020	2,500,000	2,668,225
Central Valley Support Joint Power Agency,
5.326%, 09/01/2022	2,000,000	2,107,260
County of Contra Costa CA,
5.140%, 06/01/2017	2,500,000	2,662,150
Dallas Independent School District,
4.950%, 02/15/2022 (Callable 02/15/2021)	1,965,000	2,223,437
Davie Florida Water & Sewer Revenue,
6.062%, 10/01/2025 (Callable 10/01/2020)	1,000,000	1,158,710
Government Development Bank for Puerto Rico,
4.704%, 05/01/2016	3,525,000	3,047,962
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 06/01/2015)	970,000	975,248
New Hampshire Housing Finance Authority,
2.600%, 01/01/2020	2,035,000	2,059,155
New Jersey Economic Development Authority,
1.802%, 06/15/2017	5,000,000	4,965,050
North Carolina Housing Finance Agency,
4.000%, 01/01/2030 (Callable 07/01/2021)	435,000	441,764
North East Independent School District/TX,
5.240%, 08/01/2027	2,100,000	2,455,509
State of California,
5.500%, 03/01/2016	500,000	532,760
		31,458,051	2.2%
Other Government Related Securities
CDP Financial Inc.,
4.400%, 11/25/2019 (Acquired 11/20/2009, Cost $997,520) * f	1,000,000	1,098,872
Centrais Eletricas Brasileiras SA,
5.750%, 10/27/2021 (Acquired 10/20/2011 through 10/25/2011, Cost $1,151,884) * f	1,150,000	1,162,937
CNOOC Finance 2013 Ltd,
3.000%, 05/09/2023 f	2,000,000	1,858,438
CNOOC Nexen Finance (2014) ULC,
4.250%, 04/30/2024 f	5,150,000	5,219,587
Corp Andina de Fomento,
4.375%, 06/15/2022 f	680,000	726,739
KfW,
4.875%, 06/17/2019 f	3,250,000	3,696,660
Korea Electric Power Corporation,
6.750%, 08/01/2027 f	300,000	371,603
Korea Gas Corporation,
2.875%, 07/29/2018 (Acquired 07/22/2013, Cost $994,790) * f	1,000,000	1,018,549
Mexico Government International Bond,
5.125%, 01/15/2020 f	2,650,000	2,941,500
Petrobras Global Finance B.V.,
2.595%, 03/17/2017 f	1,700,000	1,718,972
Petrobras International Finance Company S.A.,
3.875%, 01/27/2016 f	4,175,000	4,273,113
Petroleos Mexicanos:
3.125%, 01/23/2019 (Acquired 01/15/2014, Cost $2,000,000) * f	2,000,000	2,050,000
5.500%, 01/21/2021 f	2,000,000	2,201,000
Portigon AG,
4.796%, 07/15/2015 f	1,811,000	1,850,344
The Korea Development Bank,
3.875%, 05/04/2017 f	2,150,000	2,271,069
		32,459,383	2.3%

Corporate Bonds
Industrials
Agrium Inc.,
3.150%, 10/01/2022 f	1,306,000	1,270,111
Altera Corporation,
2.500%, 11/15/2018	2,000,000	2,018,122
America Movil, S.A.B. de C.V.,
1.235%, 09/12/2016 f	3,200,000	3,235,773
Ameritech Capital Funding Corporation:
9.100%, 06/01/2016	476,700	521,758
6.450%, 01/15/2018	2,758,000	3,115,244
Anadarko Petroleum Corporation:
5.950%, 09/15/2016	2,270,000	2,476,136
6.375%, 09/15/2017	2,000,000	2,267,036
6.950%, 06/15/2019	1,000,000	1,193,289
Anglo American Capital PLC,
9.375%, 04/08/2019 (Acquired 07/11/2012, Cost $2,473,794) * f	2,000,000	2,538,194
Apple Inc.,
2.400%, 05/03/2023 @	2,000,000	1,891,144
Boston Scientific Corporation,
4.125%, 10/01/2023	3,000,000	3,072,561
BP Capital Markets:
4.750%, 03/10/2019 f	2,500,000	2,753,492
3.245%, 05/06/2022 @ f	1,000,000	992,477
British Telecommunications plc,
5.950%, 01/15/2018 f	2,000,000	2,257,344
Bunge Limited Finance Corp.:
4.100%, 03/15/2016	2,830,000	2,952,836
3.200%, 06/15/2017	1,300,000	1,346,435
Bunge N.A. Finance L.P.,
5.900%, 04/01/2017	575,000	634,645
Celgene Corporation,
4.000%, 08/15/2023	2,000,000	2,080,586
Coca-Cola FEMSA, S.A.B. de C.V.,
2.375%, 11/26/2018 f	3,425,000	3,439,573
Comcast Cable Communications, LLC,
8.875%, 05/01/2017	550,000	654,747
Comcast Corporation:
6.500%, 01/15/2017	175,000	195,978
2.850%, 01/15/2023 @	1,475,000	1,445,264
Computer Sciences Corporation,
2.500%, 09/15/2015	4,500,000	4,567,927
ConAgra Foods, Inc.:
0.603%, 07/21/2016	2,125,000	2,127,656
7.000%, 04/15/2019	1,000,000	1,186,319
Cox Communications, Inc.,
3.250%, 12/15/2022 (Acquired 11/26/2012, Cost $3,594,456) *	3,600,000	3,496,676
CVS Health Corporation:
2.250%, 08/12/2019	3,375,000	3,340,714
4.000%, 12/05/2023	4,425,000	4,607,823
D.R. Horton, Inc.,
6.500%, 04/15/2016	1,000,000	1,070,000
Daimler Finance North America LLC,
2.250%, 07/31/2019 (Acquired 07/25/2012, Cost $2,285,234) * @	2,300,000	2,282,479
DCP Midstream, LLC,
9.750%, 03/15/2019 (Acquired 10/15/2012, Cost $1,965,823) *	1,600,000	2,048,810
Deutsche Telekom International Finance B.V.:
6.750%, 08/20/2018 f	2,850,000	3,327,515
6.000%, 07/08/2019 f	1,300,000	1,503,090
Devon Energy Corporation,
6.300%, 01/15/2019	760,000	878,998
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.,
3.500%, 03/01/2016	250,000	258,724
Ecolab Inc.,
1.450%, 12/08/2017	4,000,000	3,969,288
El Paso Pipeline Partners Operating Company, L.L.C.,
4.100%, 11/15/2015	3,000,000	3,097,599
Energy Transfer Partners, L.P.:
5.950%, 02/01/2015	1,336,000	1,357,995
9.700%, 03/15/2019	2,457,000	3,144,073
ERAC USA Finance LLC,
2.350%, 10/15/2019 (Acquired 06/30/2014, Cost $3,594,744) *	3,600,000	3,579,354
Express Scripts Holding Company:
2.650%, 02/15/2017	2,000,000	2,056,620
7.250%, 06/15/2019	1,000,000	1,207,893
Federal Express Corp 1998 Pass Through Trust,
Series 981B, 6.845%, 01/15/2019	2,130,878	2,368,632
Fidelity National Information Services, Inc.,
3.875%, 06/05/2024	2,300,000	2,297,548
Fiserv, Inc.:
4.750%, 06/15/2021	1,630,000	1,795,895
3.500%, 10/01/2022	300,000	301,065
FMC Corporation,
4.100%, 02/01/2024 @	2,000,000	2,067,780
Ford Motor Credit Company LLC:
2.500%, 01/15/2016 @	3,000,000	3,055,176

1.724%, 12/06/2017	3,300,000	3,276,735
Freeport-McMoRan Inc.:
3.100%, 03/15/2020	2,000,000	1,984,326
7.625%, 04/01/2020	2,000,000	2,130,000
6.750%, 02/01/2022	1,649,000	1,826,268
3.875%, 03/15/2023 @	1,100,000	1,084,944
Glencore Canada Corporation,
6.000%, 10/15/2015 f	1,024,000	1,073,965
Glencore Funding LLC:
2.500%, 01/15/2019 (Acquired 05/22/2013 through 10/29/2013, Cost $4,306,576) *	4,400,000	4,307,248
4.125%, 05/30/2023 (Acquired 04/03/2014, Cost $1,451,817) *	1,500,000	1,484,560
Grupo Bimbo, S.A.B. de C.V.,
3.875%, 06/27/2024 (Acquired 06/24/2014, Cost $2,987,700) * @ f	3,000,000	2,960,850
GTE Corporation,
8.750%, 11/01/2021	2,150,000	2,878,865
Hanson Limited,
6.125%, 08/15/2016 f	650,000	695,500
Hess Corporation,
8.125%, 02/15/2019	1,200,000	1,479,280
Hewlett-Packard Company:
3.300%, 12/09/2016	3,500,000	3,651,879
2.750%, 01/14/2019	2,550,000	2,589,913
Historic TW Inc.,
6.875%, 06/15/2018	392,000	457,858
Hutchison Whampoa International (09) Limited,
7.625%, 04/09/2019 (Acquired 10/16/2009 through 04/16/2014, Cost $6,176,476) * f	5,400,000	6,562,642
Hyundai Capital Services, Inc.,
3.500%, 09/13/2017 (Acquired 08/04/2014, Cost $5,244,335) * f	6,150,000	6,417,162
Ingersoll-Rand Company,
6.391%, 11/15/2027 f	1,195,000	1,424,479
Ingersoll-Rand Global Holding Company Limited,
2.875%, 01/15/2019	3,000,000	3,064,182
Ingredion Incorporated,
1.800%, 09/25/2017	1,275,000	1,280,208
Johnson Controls, Inc.:
5.500%, 01/15/2016 @	1,625,000	1,722,389
4.250%, 03/01/2021	2,000,000	2,139,022
Kinder Morgan Finance Company LLC,
5.700%, 01/05/2016 f	2,500,000	2,578,125
Kraft Foods Group, Inc.,
3.500%, 06/06/2022	2,000,000	2,024,450
L Brands, Inc.,
5.250%, 11/01/2014	180,000	180,360
Laboratory Corporation of America Holdings,
4.625%, 11/15/2020	400,000	426,470
Lafarge S.A.:
6.200%, 07/09/2015 (Acquired 07/06/2010, Cost $999,140) * f	1,000,000	1,033,700
6.500%, 07/15/2016 f	625,000	670,313
Martin Marietta Materials, Inc.,
6.600%, 04/15/2018	75,000	85,312
Masco Corporation,
6.125%, 10/03/2016	2,200,000	2,347,400
MeadWestvaco Corporation,
7.375%, 09/01/2019	2,033,000	2,445,061
Medco Health Solutions, Inc.:
2.750%, 09/15/2015	215,000	219,081
7.125%, 03/15/2018	1,850,000	2,153,905
Merey Sweeny, L.P.,
8.850%, 12/18/2019 (Acquired 06/11/2013, Cost $1,803,405) *	1,568,333	1,754,852
Midcontinent Express Pipeline LLC,
6.700%, 09/15/2019 (Acquired 09/09/2009, Cost $1,135,000) *	1,000,000	1,130,000
Murphy Oil Corporation,
3.700%, 12/01/2022	5,000,000	4,876,565
Mylan Inc.:
6.000%, 11/15/2018 (Acquired 01/15/2013 through 02/12/2013, Cost $4,140,991) *	4,000,000	4,144,796
7.875%, 07/15/2020 (Acquired 07/22/2013, Cost $1,086,043) *	1,000,000	1,090,783
Nabors Industries, Inc.,
6.150%, 02/15/2018	825,000	931,055
NiSource Finance Corp.,
4.450%, 12/01/2021	2,000,000	2,146,490
Noble Energy, Inc.:
8.250%, 03/01/2019	1,000,000	1,236,448
4.150%, 12/15/2021	450,000	477,049
ONEOK Partners, L.P.,
3.375%, 10/01/2022	6,000,000	5,850,762
Petrofac Limited,
3.400%, 10/10/2018 (Acquired 10/03/2013 through 09/19/2014, Cost $6,965,339) * f	6,880,000	7,071,154
Pioneer Natural Resources Company,
6.875%, 05/01/2018	1,225,000	1,415,353
Plum Creek Timberlands, L.P.,
5.875%, 11/15/2015	2,445,000	2,575,922
POSCO,
5.250%, 04/14/2021 (Acquired 04/08/2011 through 09/22/2011, Cost $2,977,781) * f	3,000,000	3,358,362
R.R. Donnelley & Sons Company:

8.600%, 08/15/2016	1,000,000	1,085,000
6.125%, 01/15/2017	43,000	44,182
7.625%, 06/15/2020 @	1,000,000	1,100,000
Rio Tinto Alcan Inc.,
5.000%, 06/01/2015 f	450,000	463,128
Rio Tinto Finance (USA) Limited:
9.000%, 05/01/2019 f	2,975,000	3,809,731
3.500%, 11/02/2020 f	500,000	517,975
Rockies Express Pipeline LLC:
3.900%, 04/15/2015 (Acquired 02/17/2011, Cost $3,000,065) *	3,000,000	2,992,500
5.625%, 04/15/2020 (Acquired 03/17/2010, Cost $999,110) *	1,000,000	1,030,000
RPM United Kingdom G.P.,
6.700%, 11/01/2015 (Acquired 03/06/2013, Cost $3,483,818) * f	3,300,000	3,467,762
Samarco Mineracao S.A.,
5.375%, 09/26/2024 (Acquired 09/23/2014, Cost $1,670,511) * f	1,675,000	1,654,398
Schneider Electric SE,
2.950%, 09/27/2022 (Acquired 09/20/2012, Cost $1,994,680) * f	2,000,000	1,970,870
Seagate HDD Cayman,
6.875%, 05/01/2020 f	5,000,000	5,300,000
Southwestern Bell Telephone, L.P.,
7.000%, 07/01/2015	125,000	130,904
Sprint Communications, Inc.,
6.000%, 12/01/2016 @	500,000	525,938
Sunoco, Inc.,
5.750%, 01/15/2017	1,275,000	1,388,100
Sysco Corporation:
3.000%, 10/02/2021	2,550,000	2,554,801
2.600%, 06/12/2022	150,000	143,826
Teck Resources Limited,
3.150%, 01/15/2017 f	1,000,000	1,031,100
Telecom Italia Capital,
5.250%, 10/01/2015 f	4,425,000	4,546,688
Telefonica Emisiones S.A.U.:
6.421%, 06/20/2016 f	3,450,000	3,749,470
6.221%, 07/03/2017 f	1,000,000	1,115,670
3.192%, 04/27/2018 f	1,000,000	1,031,367
Teva Pharmaceutical Finance IV, LLC,
2.250%, 03/18/2020 @	1,250,000	1,220,251
Texas Eastern Transmission, LP,
6.000%, 09/15/2017 (Acquired 11/07/2013 through 11/22/2013, Cost $2,170,402) *	1,948,000	2,169,507
The Mosaic Company,
4.250%, 11/15/2023	2,000,000	2,081,600
Time Warner Cable Inc.,
5.850%, 05/01/2017	1,000,000	1,108,400
Time Warner Inc.:
4.700%, 01/15/2021	1,325,000	1,450,063
4.750%, 03/29/2021	2,000,000	2,179,390
TransCanada PipeLines Ltd,
9.875%, 01/01/2021 f	150,000	207,715
TSMC Global Ltd,
1.625%, 04/03/2018 (Acquired 03/27/2013, Cost $3,297,789) * f	3,300,000	3,258,602
Tyco Electronics Group S.A.,
6.550%, 10/01/2017 f	1,245,000	1,417,668
United AirLines, Inc. Pass Through Trust,
Series 91A2, 10.020%, 03/22/2014 ** § †	73,117	21,204
Vale Overseas Limited:
6.250%, 01/23/2017 f	1,650,000	1,817,772
4.375%, 01/11/2022 @ f	2,425,000	2,442,775
Valero Energy Corporation,
9.375%, 03/15/2019	1,898,000	2,440,716
Verizon Communications Inc.:
5.150%, 09/15/2023	2,100,000	2,325,475
4.150%, 03/15/2024 @	2,000,000	2,065,096
Viacom Inc.,
6.250%, 04/30/2016	500,000	541,105
Vulcan Materials Company,
7.000%, 06/15/2018	2,000,000	2,220,000
Wabtec Corporation,
4.375%, 08/15/2023	3,000,000	3,123,996
Walgreen Co.,
5.250%, 01/15/2019	637,000	707,633
Waste Management, Inc.,
7.375%, 03/11/2019	5,000,000	6,034,530
Wesfarmers Limited,
1.874%, 03/20/2018 (Acquired 03/13/2013, Cost $3,900,000) * f	3,900,000	3,875,758
Williams Partners L.P.:
5.250%, 03/15/2020 @	1,000,000	1,110,432
4.125%, 11/15/2020	350,000	366,429
4.300%, 03/04/2024	2,500,000	2,549,887
Yara International ASA,
5.250%, 12/15/2014 (Acquired 01/15/2013 through 05/03/2013, Cost $1,638,731) * f	1,625,000	1,640,083
		298,093,934	20.8%

Utility
Commonwealth Edison Company,
Series 104, 5.950%, 08/15/2016	375,000	409,402
Dominion Resources, Inc.,
Series 07-A, 6.000%, 11/30/2017	966,000	1,096,052
National Grid PLC,
6.300%, 08/01/2016 f	3,925,000	4,300,929
National Rural Utilities Cooperative Finance Corporation,
10.375%, 11/01/2018	3,269,000	4,304,632
PPL Capital Funding, Inc.,
3.400%, 06/01/2023	2,475,000	2,438,766
PPL Energy Supply, LLC,
Series A, 5.700%, 10/15/2015	1,950,000	2,023,378
PSEG Power LLC:
2.750%, 09/15/2016	75,000	77,524
5.320%, 09/15/2016	994,000	1,075,047
5.125%, 04/15/2020	220,000	243,703
Public Service Company of New Mexico,
7.950%, 05/15/2018	2,820,000	3,364,017
RGS I&M Funding Corp,
Series F*, 9.820%, 06/07/2022	471,253	557,423
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (Acquired 04/18/2012, Cost $3,774,008) * f	3,800,000	3,921,220
Trans-Allegheny Interstate Line Company,
4.000%, 01/15/2015 (Acquired 01/19/2010 through 02/22/2013, Cost $3,672,985) *	3,673,000	3,707,838
West Penn Power Company,
5.875%, 08/15/2016 (Acquired 10/25/2010, Cost $2,099,974) *	2,000,000	2,157,906
		29,677,837	2.1%
Finance
Abbey National Treasury Services plc,
3.050%, 08/23/2018 f	1,050,000	1,088,198
ABN AMRO Bank N.V.:
4.250%, 02/02/2017 (Acquired 11/22/2013, Cost $4,769,230) * f	4,500,000	4,784,400
2.500%, 10/30/2018 (Acquired 10/23/2013 through 04/17/2014, Cost $1,200,725) * f	1,200,000	1,211,772
AgriBank, FCB,
Series AI, 9.125%, 07/15/2019 (Acquired 02/24/2014, Cost $3,611,968) *	2,850,000	3,625,308
Ally Financial Inc.:
6.750%, 12/01/2014	200,000	201,500
8.000%, 12/31/2018	96,000	108,960
American International Group, Inc.:
8.250%, 08/15/2018	3,157,000	3,856,133
4.875%, 06/01/2022	3,000,000	3,299,772
AmSouth Bancorporation,
6.750%, 11/01/2025	630,000	719,540
ANZ New Zealand (Int’l) Limited:
1.850%, 10/15/2015 (Acquired 08/29/2013, Cost $1,007,256) * f	1,000,000	1,012,100
2.600%, 09/23/2019 (Acquired 09/16/2014, Cost $2,998,050) * f	3,000,000	3,007,245
Associates Corporation of North America,
6.950%, 11/01/2018	2,579,000	3,024,597
Australia and New Zealand Banking Group Limited,
3.250%, 03/01/2016 (Acquired 02/22/2011, Cost $1,693,081) * f	1,700,000	1,760,792
Bank of America Corporation:
10.200%, 07/15/2015	1,035,000	1,110,334
5.700%, 05/02/2017	1,100,000	1,206,109
6.875%, 04/25/2018	1,000,000	1,153,404
3.300%, 01/11/2023	3,350,000	3,267,325
4.000%, 04/01/2024	2,750,000	2,778,658
BanPonce Trust I,
Series A, 8.327%, 02/01/2027	2,500,000	1,996,875
Barclays Bank PLC:
Series 1, 5.000%, 09/22/2016 f	2,565,000	2,753,476
6.750%, 05/22/2019 f	2,000,000	2,377,102
BB&T Corporation,
6.850%, 04/30/2019	2,322,000	2,772,733
Berkshire Hathaway Finance Corporation,
1.600%, 05/15/2017	3,800,000	3,841,599
BNZ International Funding Limited,
2.350%, 03/04/2019 (Acquired 09/03/2014, Cost $2,789,836) * f	2,800,000	2,790,424
BPCE,
4.000%, 04/15/2024 @ f	7,000,000	7,053,200
Capital One Financial Corporation,
3.150%, 07/15/2016	2,596,000	2,687,717
Capital One N.A.,
0.683%, 03/22/2016	2,100,000	2,105,122
CIGNA Corporation,
2.750%, 11/15/2016	3,781,000	3,908,106
Citigroup Inc.:
4.450%, 01/10/2017	1,800,000	1,917,850
1.550%, 08/14/2017	1,000,000	992,664
6.125%, 11/21/2017	435,000	490,726
3.750%, 06/16/2024	500,000	498,456
CNA Financial Corporation:
6.500%, 08/15/2016	2,000,000	2,196,510
7.350%, 11/15/2019	2,395,000	2,878,366
5.750%, 08/15/2021	435,000	496,161
Comerica Bank,

5.200%, 08/22/2017	4,095,000	4,486,998
Commonwealth Bank of Australia,
5.000%, 10/15/2019 (Acquired 03/02/2012, Cost $4,233,443) * f	4,000,000	4,464,568
Countrywide Financial Corporation,
6.250%, 05/15/2016	2,200,000	2,371,312
Credit Suisse:
2.300%, 05/28/2019 @ f	2,450,000	2,425,598
5.300%, 08/13/2019 @ f	3,220,000	3,617,957
Deutsche Bank Aktiengesellschaft,
3.250%, 01/11/2016 f	4,250,000	4,380,390
Dresdner Bank AG,
7.250%, 09/15/2015 f	2,652,000	2,772,793
First Tennessee Bank National Association,
5.650%, 04/01/2016	4,263,000	4,491,684
General Electric Capital Corporation:
6.000%, 08/07/2019	1,600,000	1,866,042
5.500%, 01/08/2020 @	2,550,000	2,922,246
5.550%, 05/04/2020	2,850,000	3,260,873
Genworth Holdings, Inc.,
4.900%, 08/15/2023	1,500,000	1,545,850
Great-West Life & Annuity Insurance Capital LP II,
7.153%, 05/16/2046 (Acquired 05/16/2006 through 11/08/2007, Cost $1,792,736) *	1,800,000	1,863,000
Highmark Inc,
4.750%, 05/15/2021 (Acquired 07/30/2014, Cost $2,015,301) *	2,000,000	2,027,356
HSBC Finance Corporation,
6.676%, 01/15/2021	2,059,000	2,413,722
Humana Inc.,
7.200%, 06/15/2018	2,000,000	2,358,234
ING Bank N.V.:
3.000%, 09/01/2015 (Acquired 08/17/2010 through 09/14/2012, Cost $2,309,830) * f	2,300,000	2,344,740
2.500%, 10/01/2019 (Acquired 09/23/2014, Cost $2,461,635) * f	2,475,000	2,459,125
5.000%, 06/09/2021 (Acquired 06/12/2013, Cost $2,165,961) * f	2,000,000	2,245,182
Invesco Finance PLC,
3.125%, 11/30/2022 f	4,225,000	4,170,058
iStar Financial Inc.,
5.850%, 03/15/2017	75,000	77,813
J.P. Morgan Chase & Co.,
4.500%, 01/24/2022	3,000,000	3,214,281
Jefferies Group LLC,
6.875%, 04/15/2021	2,000,000	2,330,590
John Hancock Life Insurance Company,
7.375%, 02/15/2024 (Acquired 04/10/2013 through 04/11/2013, Cost $2,945,099) *	2,325,000	2,863,649
Kemper Corporation,
6.000%, 05/15/2017	600,000	657,107
KeyBank National Association,
7.413%, 05/06/2015	4,000,000	4,160,232
Korea Housing Finance Corporation,
1.625%, 09/15/2018 (Acquired 02/26/2013 through 08/28/2014, Cost $1,039,137) * f	1,050,000	1,019,198
LeasePlan Corporation N.V.:
3.000%, 10/23/2017 (Acquired 02/07/2013, Cost $4,038,075) * f	4,000,000	4,100,236
2.500%, 05/16/2018 (Acquired 05/29/2013 through 09/24/2014, Cost $2,997,181) * f	3,000,000	3,009,081
Liberty Mutual Group Inc.,
4.250%, 06/15/2023 (Acquired 06/13/2013, Cost $1,987,300) *	2,000,000	2,044,042
Lloyds Bank plc:
4.875%, 01/21/2016 f	225,000	236,703
5.800%, 01/13/2020 (Acquired 02/09/2010 through 03/16/2012, Cost $2,904,235) * f	2,900,000	3,341,096
M&I Marshall & Ilsley Bank:
4.850%, 06/16/2015	3,075,000	3,161,183
5.000%, 01/17/2017	1,000,000	1,070,714
Macquarie Bank Limited,
2.000%, 08/15/2016 (Acquired 08/07/2013, Cost $4,998,250) * f	5,000,000	5,082,615
Manulife Financial Corporation,
4.900%, 09/17/2020 f	2,300,000	2,520,768
Marsh & McLennan Companies, Inc.:
5.750%, 09/15/2015	574,000	601,202
2.550%, 10/15/2018	1,000,000	1,016,919
MassMutual Global Funding II,
2.000%, 04/05/2017 (Acquired 03/29/2012, Cost $3,783,470) *	3,800,000	3,857,467
MBIA Insurance Corporation,
11.494%, 01/15/2033 (Acquired 01/11/2008, Cost $500,000) * @	500,000	355,000
Metropolitan Life Global Funding I,
3.000%, 01/10/2023 (Acquired 01/03/2013, Cost $1,299,337) *	1,300,000	1,275,375
Metropolitan Life Insurance Company,
7.700%, 11/01/2015 (Acquired 11/21/2013, Cost $2,138,105) *	2,000,000	2,141,494
Morgan Stanley:
3.800%, 04/29/2016	125,000	130,240
6.625%, 04/01/2018	1,600,000	1,832,359
7.300%, 05/13/2019	2,700,000	3,220,449
2.375%, 07/23/2019	1,000,000	984,188
MUFG Americas Holdings Corporation,
3.500%, 06/18/2022	225,000	229,837
MUFG Union Bank, National Association,
2.125%, 06/16/2017	1,800,000	1,829,011
National Australia Bank Limited:

0.733%, 10/08/2015 (Acquired 02/19/2013, Cost $3,100,756) * f	3,100,000	3,099,420
0.664%, 12/02/2016 (Acquired 11/21/2013, Cost $1,175,000) * f	1,175,000	1,180,573
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (Acquired 10/07/2013, Cost $886,988) *	828,000	930,142
Nomura Holdings, Inc.:
5.000%, 03/04/2015 f	2,500,000	2,540,452
2.000%, 09/13/2016 f	2,450,000	2,474,194
6.700%, 03/04/2020 f	1,000,000	1,190,174
NYSE Euronext,
2.000%, 10/05/2017	800,000	807,501
PNC Bank, National Association,
2.950%, 01/30/2023	4,000,000	3,882,276
Protective Life Corporation,
7.375%, 10/15/2019	1,925,000	2,354,015
Prudential Covered Trust 2012-1,
2.997%, 09/30/2015 (Acquired 11/06/2012 through 07/23/2013, Cost $2,435,889) *	2,250,000	2,296,782
Prudential Financial, Inc.,
7.375%, 06/15/2019	850,000	1,035,185
Prudential Holdings, LLC,
8.695%, 12/18/2023 (Acquired 12/12/2013 through 03/26/2013, Cost $1,732,464) *	1,387,857	1,754,769
Regions Bank,
7.500%, 05/15/2018	2,475,000	2,885,546
Regions Financial Corporation,
5.750%, 06/15/2015	1,500,000	1,547,808
Santander Bank, N.A.,
8.750%, 05/30/2018	3,080,000	3,722,630
Santander UK PLC,
5.000%, 11/07/2023 (Acquired 10/31/2013, Cost $996,810) * f	1,000,000	1,049,156
Societe Generale:
2.625%, 10/01/2018 f	1,000,000	1,013,886
5.200%, 04/15/2021 (Acquired 01/28/2013, Cost $1,378,523) * f	1,250,000	1,393,495
5.000%, 01/17/2024 (Acquired 01/14/2014 through 02/18/2014, Cost $3,128,042) * @ f	3,150,000	3,171,228
Sumitomo Mitsui Banking Corporation,
2.500%, 07/19/2018 f	3,000,000	3,051,429
SunTrust Bank:
5.450%, 12/01/2017	500,000	551,568
7.250%, 03/15/2018	1,506,000	1,740,052
SunTrust Banks, Inc.,
3.600%, 04/15/2016	2,450,000	2,550,092
SUSA Partnership, L.P.,
8.200%, 06/01/2017	2,800,000	3,231,060
Svenska Handelsbanken AB:
3.125%, 07/12/2016 f	275,000	285,833
2.875%, 04/04/2017 f	1,500,000	1,559,356
2.500%, 01/25/2019 f	1,000,000	1,017,568
Swedbank AB:
1.750%, 03/12/2018 (Acquired 03/05/2013, Cost $3,236,382) * f	3,250,000	3,236,558
2.375%, 02/27/2019 (Acquired 02/20/2014, Cost $2,595,606) * f	2,600,000	2,601,820
Symetra Financial Corporation,
6.125%, 04/01/2016 (Acquired 08/12/2011 through 12/02/2013, Cost $1,310,364) *	1,269,000	1,349,612
Synchrony Financial,
3.750%, 08/15/2021 @	5,000,000	5,045,165
The Bank of Nova Scotia,
2.550%, 01/12/2017 f	150,000	154,619
The Bank of Tokyo-Mitsubishi UFJ, Ltd.:
2.700%, 09/09/2018 (Acquired 09/03/2013, Cost $2,547,756) * f	2,550,000	2,600,528
2.300%, 03/10/2019 (Acquired 03/04/2014, Cost $998,400) * f	1,000,000	997,167
The Bear Stearns Companies LLC:
6.400%, 10/02/2017	1,450,000	1,640,192
7.250%, 02/01/2018	2,275,000	2,646,694
The Charles Schwab Corporation,
6.375%, 09/01/2017	325,000	370,222
The Goldman Sachs Group, Inc.:
6.150%, 04/01/2018	3,900,000	4,397,484
2.900%, 07/19/2018	1,000,000	1,024,306
7.500%, 02/15/2019	865,000	1,031,445
The Hartford Financial Services Group, Inc.,
5.500%, 10/15/2016	1,500,000	1,629,199
The Huntington National Bank,
1.300%, 11/20/2016	4,850,000	4,854,278
The Royal Bank of Scotland Group Public Limited Company,
2.550%, 09/18/2015 f	200,000	202,966
The Royal Bank of Scotland Public Limited Company:
5.625%, 08/24/2020 f	3,300,000	3,756,720
6.125%, 01/11/2021 f	1,300,000	1,517,861
UBS AG,
5.875%, 12/20/2017 f	2,000,000	2,251,740
Voya Financial, Inc.,
2.900%, 02/15/2018	2,000,000	2,057,562
Wells Fargo Bank, National Association,
6.000%, 11/15/2017	1,479,000	1,668,636
Westpac Banking Corporation,
1.600%, 01/12/2018 f	1,250,000	1,246,308
Willis Group Holdings Public Limited Company,

5.750%, 03/15/2021 f	3,250,000	3,635,496
		296,056,579	20.7%
Total Corporate Bonds		623,828,350	43.6%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Gold Loan Mortgage Corporation (FGLMC):
6.000%, 06/01/2021	140,448	153,139
6.000%, 07/01/2028	9,986	11,384
Federal Home Loan Mortgage Corporation (FHLMC):
Series 74, Class F, 6.000%, 10/15/2020	1,485	1,586
Series 1395, Class G, 6.000%, 10/15/2022	12,648	13,723
Federal National Mortgage Association (FNMA):
Series 1989-2, Class D, 8.800%, 01/25/2019	6,655	7,291
Series 1990-108, Class G, 7.000%, 09/25/2020	6,049	6,655
Series G-29, Class O, 8.500%, 09/25/2021	672	764
Series 1991-137, Class H, 7.000%, 10/25/2021	39,959	44,459
Series 1993-32, Class H, 6.000%, 03/25/2023	21,990	23,948
Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	620,171	641,301
Government National Mortgage Association (GNMA),
Series 1999-4, Class ZB, 6.000%, 02/20/2029	123,321	138,102
		1,042,352	0.1%
Non-U.S. Government Agency Issues
Alternative Loan Trust:
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 §	371,454	372,891
Series 2005-85CB, Class 3A1, 5.250%, 02/25/2021 (Acquired 09/26/2007 through 01/28/2009, Cost $308,310) § *	312,575	303,108
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021 §	539,646	494,252
Series 2004-2CB, Class 1A8, 5.750%, 03/25/2034	3,659,396	3,677,327
Series 2005-11CB, Class 2A1, 5.500%, 06/25/2035 §	84,115	84,328
Banc of America Alternative Loan Trust:
Series 2003-11, Class 4A1, 4.750%, 01/25/2019	100,936	101,979
Series 2004-2, Class 5A1, 5.500%, 03/25/2019	353,810	361,812
Series 2004-11, Class 4A1, 5.500%, 12/25/2019	446,632	460,269
Series 2005-6, Class 7A1, 5.500%, 07/25/2020	22,971	23,405
Series 2006-2, Class 7A1, 6.000%, 03/25/2021	299,346	304,132
Series 2003-9, Class 1CB2, 5.500%, 11/25/2033	637,334	646,453
Series 2006-3, Class 6A1, 6.000%, 04/25/2036	371,172	382,466
Series 2006-4, Class 3CB4, 6.000%, 05/25/2046 §	483,861	405,042
Banc of America Funding Trust,
Series 2004-2, Class 1CB1, 5.750%, 09/20/2034	5,189,681	5,597,278
Bear Stearns ARM Trust,
Series 2004-5, Class 2A, 2.949%, 07/25/2034	3,134,624	3,138,007
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-3, Class 3A27, 5.500%, 07/25/2035	27,301	27,903
J.P. Morgan Alternative Loan Trust:
Series 2005-S1, Class 3A1, 5.500%, 10/25/2020 §	780,053	794,987
Series 2006-A1, Class 2A1, 2.553%, 03/25/2036 §	632,214	501,674
Lehman Mortgage Trust,
Series 2006-4, Class 3A1, 5.000%, 08/25/2021 §	134,433	131,272
MASTR Alternative Loan Trust:
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	415,854	422,956
Series 2004-3, Class 1A1, 5.000%, 03/25/2019	108,059	110,832
Series 2005-3, Class 4A1, 5.500%, 03/25/2020	104,496	108,643
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 05/25/2019	40,325	40,950
Salomon Brothers Mortgage Securities VII, Inc.,
Series 2003-UP2, Class A2, 7.000%, 06/25/2033	103,015	111,089
Structured Asset Securities Corp Mortgage Pass-Through Certificates,
Series 2004-22, Class A2, 5.163%, 01/25/2035	8,151,379	8,451,317
WaMu Mortgage Pass-Through Certificates:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	550,268	565,262
Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	941,984	982,410
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	306,526	319,997
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	312,538	324,339
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	226,972	237,576
Series 2004-AR3, Class A1, 2.376%, 06/25/2034	6,779,343	6,919,160
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034	5,238,692	5,605,363
		42,008,479	2.9%
Asset Backed Securities
Amresco Residential Securities Mortgage Loan Trust,
Series 1998-1, Class A6, 6.510%, 08/25/2027	19,627	21,080
Argent Securities Inc Asset-Backed Pass-Through Certificates,
Series 2005-W3, Class A2D, 0.495%, 11/25/2035	2,825,417	2,712,767
Citigroup Mortgage Loan Trust. Inc.,
Series 2006-WFH3, Class A3, 0.305%, 10/25/2036	767,781	765,137
Cityscape Home Equity Loan Trust,
Series 1997-C, Class A4, 7.000%, 07/25/2028 ** § †	3,921	3,966
Conseco Financial Corp.:
Series 1993-4, Class A5, 7.050%, 01/15/2019	7,277	7,488
Series 1998-2, Class A5, 6.240%, 12/01/2028	348,184	359,859
Series 1998-3, Class A5, 6.220%, 03/01/2030	525,210	556,881
Series 1998-4, Class A5, 6.180%, 04/01/2030	205,536	210,941
Countrywide Asset-Backed Certificates:
Series 2006-S3, Class A2, 6.085%, 06/25/2021 §	354,589	352,706

Series 2004-12, Class AF6, 4.634%, 03/25/2035	27,862	28,279
Series 2005-1, Class AF6, 5.030%, 07/25/2035	1,443,273	1,470,429
Series 2006-13, Class 1AF3, 4.964%, 01/25/2037 §	237,632	300,704
Series 2006-9, Class 1AF3, 5.316%, 10/25/2046 §	1,223,114	953,501
Delta Funding Home Equity Loan Trust:
Series 1997-2, Class A6, 7.040%, 06/25/2027	4,727	4,819
Series 1999-1, Class A6F, 6.340%, 12/15/2028	45	45
Series 1999-2, Class A7F, 7.030%, 08/15/2030	434,694	446,996
First Franklin Mortgage Loan Trust,
Series 2004-FF7, Class A1, 0.795%, 09/25/2034	5,513,821	5,499,706
IMC Home Equity Loan Trust,
Series 1998-1, Class A6, 7.020%, 06/20/2029	5,843	5,848
J.P. Morgan Mortgage Acquisition Trust,
Series 2006-CH1, Class A1, 0.285%, 07/25/2036	5,106,112	4,913,489
Nomura Holdings, Inc.,
Series 2006-HE2, Class A3, 0.325%, 03/25/2036	6,877,022	6,701,156
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 11/15/2017	92,444	96,273
RAAC Series Trust,
Series 2004-SP1, Class AI4, 5.285%, 08/25/2027	17,780	17,774
RAMP Series Trust,
Series 2005-RS1, Class AI6, 4.713%, 01/25/2035	128,559	130,062
Saxon Asset Securities Trust,
Series 2005-4, Class A1B, 0.535%, 11/25/2037	2,970,909	2,758,744
Securitized Asset Backed Receivables LLC Trust,
Series 2005-OP2, Class A1, 0.480%, 10/25/2035 (Acquired 03/13/2014, Cost $8,151,286) *	8,251,856	8,148,452
Soundview Home Loan Trust,
Series 2003-2, Class A2, 1.455%, 11/25/2033	4,012,195	3,973,734
Specialty Underwriting & Residential Finance Trust:
Series 2004-BC4, Class A1A, 0.825%, 10/25/2035	3,782,084	3,677,218
Series 2006-BC1, Class A2D, 0.455%, 12/25/2036	7,617,879	7,340,443
Springleaf Funding Trust,
Series 2013-AA, Class A, 2.580%, 09/15/2021 (Acquired 02/14/2014, Cost $5,022,896) *	5,000,000	5,035,295
Springleaf Mortgage Loan Trust,
Series 2012-1A, Class A, 2.667%, 09/25/2057 (Acquired 04/11/2012, Cost $2,009,806) *	2,009,830	2,043,579
Wells Fargo Home Equity Asset-Backed Securities,
Series 2004-2, Class A33, 0.655%, 10/25/2034	3,473,159	3,358,489
		61,895,860	4.3%
Commercial Mortgage Backed Securities
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	5,538,963	5,680,572
CD Commercial Mortgage Trust,
Series 2005-CD1, Class A4, 5.400%, 07/15/2044	6,656,390	6,836,778
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C5, Class A4, 5.100%, 08/15/2038	4,499,426	4,591,966
DBUBS Mortgage Trust,
Series 2011-LC3A, Class A2, 3.642%, 08/10/2044	5,150,000	5,351,818
Federal National Mortgage Association (FNMA):
Series 2013-M1, Class ASQ2, 1.074%, 11/25/2016	2,967,439	2,976,730
Series 2012-M9, Class ASQ2, 1.513%, 12/25/2017	1,125,000	1,123,361
FHLMC Multifamily Structured Pass Through Certificates:
Series K-501, Class A2, 1.655%, 11/25/2016	2,345,000	2,378,857
Series K-702, Class A2, 3.154%, 02/25/2018	275,000	288,388
Series K-704, Class A2, 2.412%, 08/25/2018	300,000	306,345
Series K-705, Class A2, 2.303%, 09/25/2018	3,000,000	3,045,165
Series K-708, Class A2, 2.130%, 01/25/2019	8,300,000	8,360,930
Series K-003, Class A4, 5.053%, 01/25/2019	9,000,000	10,069,236
Series K-004, Class A2, 4.186%, 08/25/2019	5,875,000	6,394,750
Series K-005, Class A2, 4.317%, 11/25/2019	4,975,000	5,450,933
Series K-006, Class A2, 4.251%, 01/25/2020	1,863,000	2,037,382
Series K-F02, Class A3, 0.785%, 07/25/2020	8,460,507	8,517,929
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2005-CB12, Class A4, 4.895%, 09/12/2037	5,000,000	5,083,920
NCUA Guaranteed Notes Trust,
Series 2010-C1, Class A2, 2.900%, 10/29/2020	2,150,000	2,213,963
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class A4, 5.449%, 12/15/2044	9,557,595	9,888,938
WFRBS Commercial Mortgage Trust,
Series 2014-C21, Class A2, 2.917%, 08/15/2047	2,415,234	2,468,710
		93,066,671	6.5%
Total Long-Term Investments (Cost $1,377,011,900)		1,396,649,037	97.6%

	Shares
SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Dreyfus Cash Advantage Fund, 0.06% «	21,935,770	21,935,770
Short-Term Investments Trust - Liquid Assets Portfolio, 0.06% «	28,000,000	28,000,000
Total Short-Term Investments (Cost $49,935,770)		49,935,770	3.5%

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING
Investment Companies
Mount Vernon Securities Lending Trust Prime Portfolio, 0.19% «	240,487,587	240,487,587
Total Investment Companies (Cost $240,487,587)		240,487,587	16.8%

Total Investments Purchased With Cash Proceeds From
Securities Lending (Cost $240,487,587)	240,487,587	16.8%
Total Investments (Cost $1,667,435,257)	1,687,072,394	117.9%
Liabilities in Excess of Other Assets	(256,461,267)	(17.9)%
TOTAL NET ASSETS	$1,430,611,127	100.0%

Notes to Schedule of Investments
*
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2014, the value of these securities total $196,315,373, which represents 13.7% of total net assets.

**	Illiquid Security
@	This security or portion of this security is out on loan at September 30, 2014.
f	Foreign Security
«	7-Day Yield
§	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors.

Baird Intermediate Bond Fund
Schedule of Investments, September 30, 2014 (Unaudited)
Summary of Fair Value Exposure at September 30, 2014 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

  Level 1  -  Unadjusted quoted prices in active markets for identical unrestricted securities.
  Level 2  -  Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
  Level 3  -  Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$-	$500,951,566	$-	$500,951,566
U.S. Government Agency Issues	-	9,938,325	-	9,938,325
Taxable Municipal Bonds	-	31,458,051	-	31,458,051
Other Government Related Securities	-	32,459,383	-	32,459,383
Corporate Bonds	-	623,807,146	21,204	623,828,350
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	-	1,042,352	-	1,042,352
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	-	42,008,479	-	42,008,479
Asset Backed Securities	-	61,895,860	-	61,895,860
Commercial Mortgage-Backed Securities	-	93,066,671	-	93,066,671
Total Long-Term Investments	-	1,396,627,833	21,204	1,396,649,037

Short-Term Investments
Money Market Mutual Funds	49,935,770	-	-	49,935,770
Total Short-Term Investments	49,935,770	-	-	49,935,770

Investments Purchased with Cash
Proceeds from Securities Lending
Investment Companies	240,487,587	-	-	240,487,587
Total Investments Purchased with
Cash Proceeds from Securities Lending	240,487,587	-	-	240,487,587

Total Investments	$290,423,357	$1,396,627,833	$21,204	$1,687,072,394

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were two securities that transferred between fair value measurements during the reporting period.  One security with a fair value of $21,204 transferred from Level 2 to Level 3 and one security with a fair value of $3,966 transferred from Level 3 to Level 2.  There were no other transfers between Level 1, Level 2, and Level 3 fair value measurements during the reporting period as compared to their classifications from the prior year’s annual report.  One security priced at fair value by the Valuation Committee instead of the Fund’s pricing vendor is valued using Level 3 inputs.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2013	$392
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	3,574
Purchases	-
Sales	-
Transfers in and/or out of Level 3 *	17,238
Balance as of September 30, 2014	$21,204

* Transfers between levels are recognized at the end of the reporting period.

Baird Intermediate Municipal Bond Fund
Schedule of Investments
September 30, 2014 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
Municipal Bonds
Alabama
Alabama State Public School & College Authority,
5.000%, 05/01/2019	$1,000,000	$1,168,280
Gulf Shores Alabama,
5.000%, 12/15/2018 (Callable 12/15/2017)	1,080,000	1,214,611
Montgomery Alabama Special Care Facility Revenue,
5.000%, 11/15/2015 (Pre-refunded to 11/15/2014)	1,540,000	1,548,701
		3,931,592	0.4%
Alaska
Alaska State Housing Finance Corporation,
5.000%, 06/01/2017 (Callable 06/01/2015)(Insured by NPFGC)	1,000,000	1,031,150	0.1%
Arizona
Gila County Arizona Unified School District Bonds,
5.250%, 07/01/2027 (Callable 07/01/2017)	1,000,000	1,101,000
Maricopa County Arizona University School District No. 48 Scottsdale,
4.000%, 07/01/2026 (Pre-refunded to 07/01/2016)	1,860,000	1,976,957
		3,077,957	0.3%
Arkansas
Arkansas Development Finance Authority,
5.500%, 12/01/2018 (ETM)	1,000,000	1,144,680	0.1%
California
Bakersfield California Certificates Participation,
0.000%, 04/15/2021 (ETM) ^	12,380,000	10,955,309
Coalinga California Regional Medical Center,
5.125%, 03/01/2032 (Pre-refunded to 03/01/2015)	2,370,000	2,466,103
Commerce Community Development Commission,
0.000%, 08/01/2021 (ETM) ^	815,000	582,464
Pittsburg California Redevelopment Agency Residential Mortgage Revenue,
9.600%, 06/01/2016 (ETM)	3,725,000	4,272,836
Port Oakland California Revenue,
5.000%, 11/01/2017 (Insured by NPFGC)	1,800,000	2,023,506
San Joaquin Hills California Transportation Corridor Agency Toll Road Revenue:
0.000%, 01/01/2020 (ETM) ^	6,865,000	6,393,924
0.000%, 01/01/2023 (ETM) ^	14,000,000	11,641,700
San Marcos California Public Facilities Authority Revenue,
0.000%, 09/01/2019 (ETM) ^	17,295,000	16,268,369
Woodside California Elementary School District Government School Bonds,
5.000%, 10/01/2023 (Pre-refunded to 10/01/2016)	1,130,000	1,234,819
		55,839,030	5.0%
Colorado
Colorado Health Facilities Authority,
0.000%, 07/15/2022 (ETM) ^	2,640,000	2,233,466
Colorado Springs Colorado Hospital Revenue Bonds,
5.000%, 12/15/2032 (Pre-refunded to 12/15/2018)	1,300,000	1,514,500
Colorado Springs Colorado Utilities Revenue Bonds,
5.875%, 11/15/2017 (ETM)	6,105,000	6,616,294
County of El Paso Colorado Mortgage Revenue Bonds,
0.000%, 09/01/2015 (ETM) ^	2,230,000	2,224,314
Dawson Ridge Metropolitan District No. 1 Colorado:
0.000%, 10/01/2022 (ETM) ^	21,595,000	18,115,182
0.000%, 10/01/2022 (ETM) ^	17,540,000	14,713,604
Regional Transportation District Colorado Sales Tax Revenue,
5.000%, 11/01/2036 (Pre-refunded to 11/01/2016)	6,785,000	7,433,103
		52,850,463	4.7%
Connecticut
State of Connecticut,
5.000%, 10/15/2020	4,390,000	5,236,787	0.5%
Delaware
State of Delaware,
5.000%, 03/01/2020	2,000,000	2,383,120	0.2%
Florida
Brevard County Florida School Board,
5.000%, 07/01/2020 (Callable 07/01/2017)(Insured by AMBAC)	1,925,000	2,108,722

Broward County Florida School Board:
5.250%, 07/01/2022 (Callable 07/01/2021)	8,390,000	9,985,526
5.250%, 07/01/2023 (Callable 07/01/2021)	4,915,000	5,758,906
County of St. Lucie Florida,
6.000%, 10/01/2020 (ETM)	6,420,000	7,783,865
Dade County Florida Health Facility Authority Hospital Revenue,
5.750%, 05/01/2021 (ETM)	1,570,000	1,794,541
Escambia County Florida Housing Finance Authority Multifamily Housing Revenue,
0.000%, 10/15/2018 (ETM) ^	4,130,000	3,914,992
Florida State Board of Education,
5.000%, 06/01/2022 (Callable 06/01/2019)	13,800,000	16,067,754
Florida State Department of Management Services,
5.000%, 08/01/2018	2,500,000	2,831,250
Florida State Mid-Bay Bridge Authority Revenue:
6.875%, 10/01/2022 (ETM)	4,675,000	5,943,982
6.875%, 10/01/2022 (ETM)	3,175,000	4,036,822
Florida State Municipal Power Agency Revenue,
5.000%, 10/01/2017 (Callable 11/10/2014)(ETM)	1,590,000	1,797,304
Gulf Environmental Services Inc. Florida Revenue Bonds,
5.000%, 10/01/2018 (ETM)	1,285,000	1,393,724
Hillsborough County Florida School Board Master Lease Program,
5.500%, 07/01/2018 (Insured by NPFGC)	2,000,000	2,302,020
Hillsborough County Industrial Development Authority:
5.625%, 08/15/2029 (Pre-refunded to 08/15/2018)	2,285,000	2,697,214
8.000%, 08/15/2032 (Pre-refunded to 08/15/2019)	1,940,000	2,568,133
Miami Beach Florida Resort Tax Revenue,
6.250%, 10/01/2022 (ETM)	1,470,000	1,794,797
Miami Dade County Florida Entitlement Revenue Bonds,
5.000%, 08/01/2015 (Insured by NPFGC)	3,000,000	3,119,550
Miami-Dade County Florida,
4.500%, 10/01/2020	7,100,000	8,149,877
Miami-Dade County Florida School Board,
5.000%, 05/01/2016 (Insured by NPFGC)	3,000,000	3,211,380
Miami-Dade County Florida Water & Sewer Revenue,
5.250%, 10/01/2022	1,125,000	1,358,786
Orlando Florida Utilities Commission Water & Electric Revenue,
6.750%, 10/01/2017 (ETM)	1,960,000	2,141,829
Palm Beach County Florida Revenue,
5.000%, 11/01/2018 (Callable 11/01/2017)(Pre-refunded to 11/01/17)	1,000,000	1,133,980
Pinellas County Housing Finance Authority,
4.250%, 03/01/2027 (Callable 09/01/2019)	1,520,000	1,561,633
Sarasota County Florida School Board,
5.000%, 07/01/2015 (Insured by NPFGC)	1,000,000	1,035,530
Seminole County Florida Water & Sewage Revenue,
6.000%, 10/01/2019 (ETM)	5,200,000	5,915,468
Sunrise Florida Utility System Revenue,
5.500%, 10/01/2018 (ETM)	3,000,000	3,362,850
		103,770,435	9.3%
Georgia
Atlanta Georgia Water & Wastewater Revenue,
5.500%, 11/01/2017 (Insured by AGM)	8,445,000	9,635,407
Forsyth County Georgia Hospital Authority Revenue Anticipation Certificates,
6.375%, 10/01/2028 (ETM)	8,050,000	10,204,100
Georgia Municipal Electric Authority Power Revenue,
6.500%, 01/01/2017 (Insured by AGM)	4,700,000	5,014,994
Gwinnett County Georgia School District,
5.000%, 02/01/2026 (Pre-refunded to 02/01/2018)	7,400,000	8,431,634
Northwestern Gwinnett County Georgia Facilities Corporation I Certificate Participation,
5.750%, 06/15/2019 (Callable 11/10/2014)(Pre-refunded to 06/15/2015)	1,735,000	1,810,594
Richmond County Development Authority:
0.000%, 12/01/2021 (ETM) ^	720,000	630,598
0.000%, 12/01/2021 (ETM) ^	3,510,000	3,074,163
State of Georgia,
5.000%, 07/01/2020 (Callable 07/01/2017)	12,570,000	14,106,054
Walton County School District,
5.000%, 08/01/2024 (Callable 08/01/2015)(Pre-refunded to 08/01/2015)	1,000,000	1,039,850
		53,947,394	4.8%
Illinois
Chicago Illinois,
5.000%, 01/01/2017 (Callable 01/01/2016)(Insured by AGM)	2,360,000	2,480,053
Chicago Illinois Board of Education:

5.000%, 12/01/2017 (Callable 12/01/2016)(Insured by AGM)	4,345,000	4,713,630
5.000%, 12/01/2017 (Insured by AMBAC)	2,100,000	2,292,003
6.000%, 01/01/2020 (Insured by NPFGC)	9,745,000	10,932,331
Chicago Illinois Public Building Community Building Revenue:
7.000%, 01/01/2015 (ETM)	1,025,000	1,042,097
7.000%, 01/01/2020 (ETM)	1,555,000	1,908,234
Cook County Community High School District No. 233,
4.000%, 12/01/2026 (Callable 06/01/2022)	3,695,000	4,079,169
Cook County Illinois School District No. 097,
9.000%, 12/01/2015 (Insured by NPFGC)	2,605,000	2,863,598
Cook County Illinois School District No. 100,
8.100%, 12/01/2016 (ETM)	1,430,000	1,663,633
Cook County Illinois School District No. 159,
0.000%, 12/01/2022 (ETM) ^	2,000,000	1,634,260
Dupage County Illinois Stormwater Project,
5.600%, 01/01/2021	980,000	1,122,178
Illinois Development Financial Authority,
0.000%, 07/15/2023 (ETM) ^	21,385,000	17,342,166
Illinois Finance Authority,
0.000%, 07/15/2025 (ETM) ^	9,560,000	7,313,113
Illinois Municipal Electric Agency Power Supply Revenue Bonds,
5.250%, 02/01/2016 (Insured by NPFGC)	1,000,000	1,061,810
Illinois State:
5.000%, 01/01/2019 (Insured by AGM)	1,000,000	1,118,440
4.000%, 09/01/2019 (Callable 09/01/2018)(Insured by AGM)	5,000,000	5,270,050
6.000%, 11/01/2026 (Insured by NPFGC)	3,000,000	3,656,790
Illinois State Toll Highway Authority Priority Revenue Bonds,
5.500%, 01/01/2016 (Insured by AGM)	2,100,000	2,231,439
Illinois State Toll Highway Authority Revenue Bonds:
5.000%, 01/01/2026 (Pre-refunded to 07/01/2016)	1,065,000	1,150,456
5.000%, 01/01/2031 (Pre-refunded to 07/01/2016)	2,055,000	2,219,893
Kane County Community Unit School District No 304 Geneva,
9.000%, 01/01/2023 (Insured by AGM)	1,500,000	2,199,765
Kane McHenry Cook & De Kalb Counties Illinois School District No. 300:
9.000%, 01/01/2015 (Insured by AMBAC)	1,000,000	1,021,260
7.750%, 01/01/2017 (ETM)	1,835,000	2,131,976
7.000%, 01/01/2018 (ETM)	5,775,000	6,929,654
7.000%, 01/01/2018 (ETM)	365,000	437,978
Kendall Kane & Will Counties Community Unit School District No. 308,
0.000%, 02/01/2021 ^	13,625,000	11,419,657
Lake County Illinois Community Consolidated School District,
0.000%, 12/01/2014 (Insured by NPFGC) ^	1,875,000	1,870,088
Lake County Illinois Community High School District No. 124 Grant,
5.000%, 12/01/2017	1,050,000	1,176,515
McHenry & Kane Counties Illinois Community School District No. 158:
0.000%, 01/01/2016 (ETM) ^	1,245,000	1,238,974
0.000%, 01/01/2016 ^	725,000	711,733
Metropolitan Pier & Exposition Authority Illinois:
5.500%, 06/15/2016 (ETM)	1,805,000	1,959,833
5.500%, 12/15/2023 (ETM)	2,250,000	2,701,282
Regional Transportation Authority Illinois:
7.750%, 06/01/2020	1,000,000	1,201,160
6.000%, 07/01/2022 (Insured by NPFGC)	4,705,000	5,891,601
Southern Illinois University Revenue:
5.250%, 04/01/2018 (Insured by NPFGC)	1,075,000	1,204,333
5.250%, 04/01/2019 (Insured by NPFGC)	1,390,000	1,577,497
Village of Schaumburg IL,
4.000%, 12/01/2024 (Callable 12/01/2022)	5,750,000	6,254,505
Winnebago County Illinois School District No. 122 Harlam-Loves Park:
0.000%, 01/01/2018 (ETM) ^	155,000	150,744
0.000%, 01/01/2018 (Insured by AGM) ^	1,205,000	1,107,419
		127,281,317	11.4%
Indiana
Franklin Community Multi-School Building Corp,
5.000%, 07/15/2020	1,990,000	2,232,342
Hammond Indiana Multi-School Building Corporation Revenue Bonds:
6.000%, 01/15/2018 (ETM)	825,000	879,863
5.000%, 07/15/2018 (Insured by NPFGC)	1,330,000	1,507,382
Indiana State Office Building Commissions Facilities Revenue Bonds,
5.250%, 07/01/2017	1,115,000	1,248,432
Indiana Toll Road Commission,
9.000%, 01/01/2015 (ETM)	255,000	260,467
Indianapolis Local Public Improvement Bond Bank,
5.500%, 01/01/2019 (Insured by NPFGC)	1,155,000	1,313,131

Indianapolis Local Public Improvement Bond Waterworks Project,
5.500%, 07/01/2018 (Insured by NPFGC)	3,460,000	3,945,750
Perry Township Multi School Building Corporation,
5.000%, 07/10/2018 (Callable 07/10/2015)	1,000,000	1,033,480
Purdue University Indiana Revenue,
5.000%, 07/01/2015	1,650,000	1,709,895
South Bend Indiana Community School Building Corporation,
5.000%, 07/15/2017 (Insured by NPFGC)	1,000,000	1,101,960
		15,232,702	1.4%
Kansas
City of Wichita KS,
5.000%, 11/15/2034 (Pre-refunded to 11/15/2019)	1,005,000	1,193,417
Wyandotte County Kansas Revenue,
5.000%, 09/01/2019 (Callable 03/01/2019)(Insured by BHAC)	1,865,000	2,116,962
		3,310,379	0.3%
Kentucky
Jefferson County Kentucky School District Financial School Building Revenue Bonds,
5.500%, 01/01/2018 (Insured by AGM)	3,340,000	3,784,186
Louisville & Jefferson County Metropolitan Government,
6.125%, 02/01/2037 (Pre-refunded to 02/01/2018)	13,665,000	16,074,413
		19,858,599	1.8%
Louisiana
Louisiana Public Facilities Authority Revenue:
5.500%, 05/15/2027 (Pre-refunded to 05/15/2026)	9,885,000	12,594,577
5.500%, 05/15/2032 (Pre-refunded to 05/15/2026)	20,055,000	26,087,745
State of Louisiana:
5.000%, 11/15/2018	1,775,000	2,062,976
5.000%, 11/15/2020 (Callable 05/15/2020)	10,000,000	11,783,900
		52,529,198	4.7%
Maryland
City of Baltimore MD,
5.000%, 07/01/2024 (ETM)	1,195,000	1,445,448
State of Maryland:
5.000%, 03/15/2019 (Pre-refunded to 03/15/2017)	1,135,000	1,260,985
5.000%, 03/01/2021 (Callable 03/01/2020)	1,000,000	1,180,670
		3,887,103	0.3%
Massachusetts
Massachusetts Clean Water Trust/The,
5.000%, 08/01/2018 (Callable 08/01/2016)(Partially Pre-refunded)	2,115,000	2,293,210
Massachusetts Department of Transportation,
5.000%, 01/01/2020 (ETM)	2,075,000	2,313,438
Massachusetts State:
5.000%, 08/01/2020 (Pre-refunded to 08/01/2016)	5,820,000	6,309,288
4.000%, 12/01/2022 (Callable 12/01/2019)	15,000,000	16,549,050
Massachusetts State Water Resources Authority:
5.250%, 12/01/2015 (ETM)	2,165,000	2,231,076
6.500%, 07/15/2019 (ETM)	2,395,000	2,728,096
		32,424,158	2.9%
Michigan
Brighton Area School District/MI:
5.000%, 05/01/2020	1,300,000	1,498,913
5.000%, 05/01/2021	500,000	577,340
Detroit Michigan City School District,
5.000%, 05/01/2016 (Callable 05/01/2015)(Insured by AGM)	1,000,000	1,025,930
Harper Creek Michigan Community School District,
5.000%, 05/01/2016 (Callable 05/01/2015)(Insured by AGM)	1,550,000	1,589,913
Jenison Michigan Public Schools,
5.250%, 05/01/2015 (Insured by NPFGC)	1,390,000	1,430,435
Lakeview Public School District,
5.000%, 05/01/2017 (Insured by NPFGC)	2,275,000	2,496,198
Michigan Finance Authority,
5.000%, 01/01/2019	7,000,000	8,106,840
Michigan State Housing Development Authority,
4.750%, 06/01/2016	4,000,000	4,134,160
Pinckney Community Schools:
5.000%, 05/01/2022	1,935,000	2,236,667
5.000%, 05/01/2023	2,200,000	2,539,548
St Johns Public Schools,
5.000%, 05/01/2021	5,040,000	5,896,397
State of Michigan,
0.000%, 06/01/2022 (ETM) ^	2,000,000	1,702,920
Wayne-Westland Community Schools,
5.000%, 05/01/2019	2,060,000	2,365,992
		35,601,253	3.2%

Minnesota
Minnesota State Housing Finance Agency Homeownership Finance Bond:
4.250%, 07/01/2028 (Callable 01/01/2020)	675,000	708,852
4.500%, 07/01/2034 (Callable 07/01/2021)	1,385,000	1,452,020
University of Minnesota,
5.500%, 07/01/2021 (ETM)	9,980,000	12,059,133
Western Minnesota Municipal Power Agency,
6.375%, 01/01/2016 (ETM)	820,000	832,751
		15,052,756	1.4%
Mississippi
Mississippi Development Bank Special Obligations,
5.250%, 10/01/2030 (Pre-refunded to 10/01/2015)	1,110,000	1,165,322
Mississippi Housing Financial Corporation,
0.000%, 06/01/2015 (ETM) ^	1,500,000	1,497,720
		2,663,042	0.2%
Missouri
St. Charles County Missouri Francis Howell School District,
4.500%, 03/01/2018	1,000,000	1,121,020	0.1%
Nebraska
Omaha Nebraska Public Electric Power District Revenue,
6.200%, 02/01/2017 (ETM)	5,630,000	6,029,449	0.5%
Nevada
Las Vegas Clark County Nevada Library District,
5.000%, 01/01/2017	2,080,000	2,258,339	0.2%
New Hampshire
New Hampshire Housing Finance Authority Revenue Bonds,
5.250%, 07/01/2028 (Callable 01/01/2021)	3,290,000	3,451,736
State of New Hampshire,
5.000%, 07/01/2021 (Callable 07/01/2020)	1,000,000	1,188,890
		4,640,626	0.4%
New Jersey
County of Hudson NJ,
3.000%, 03/15/2021	1,140,000	1,208,651
New Jersey Educational Facilities Authority,
7.500%, 12/01/2032 (Pre-refunded to 06/01/2019)	3,575,000	4,591,051
New Jersey Health Care Facilities Financing Authority,
5.750%, 07/01/2039 (Pre-refunded to 07/01/2019)	870,000	1,051,569
New Jersey State Housing & Mortgage Finance Agency Bonds,
4.500%, 10/01/2029 (Callable 04/01/2021)	7,625,000	7,979,486
New Jersey State Transportation Trust Fund Authority:
5.500%, 12/15/2015 (Insured by AMBAC)	2,595,000	2,750,025
5.250%, 12/15/2020	5,000,000	5,797,450
New Jersey State Turnpike Authority:
6.500%, 01/01/2016 (ETM)	585,000	601,503
6.500%, 01/01/2016 (ETM)	45,000	46,269
5.500%, 01/01/2025	2,100,000	2,650,998
		26,677,002	2.4%
New Mexico
New Mexico Mortgage Financial Authority:
4.625%, 09/01/2025 (Callable 03/01/2020)	970,000	1,011,739
4.500%, 09/01/2028 (Callable 03/01/2020)	735,000	775,697
New Mexico State Hospital Equipment Loan Council Hospital Revenue,
5.250%, 07/01/2025 (Pre-refunded to 07/01/2015)	1,000,000	1,036,160
		2,823,596	0.3%
New York
Cattaraugus-Little Valley Central School District:
3.125%, 06/15/2016 (Insured by AGM)	1,520,000	1,577,973
3.125%, 06/15/2017 (Insured by AGM)	1,000,000	1,055,630
Churchville-Chili Central School District:
3.000%, 06/15/2017	1,045,000	1,106,853
3.000%, 06/15/2018	1,070,000	1,145,521
City of New York NY,
5.000%, 08/01/2022	5,000,000	5,985,650
Long Island Power Authority and Electric System Revenue,
5.000%, 12/01/2017 (Callable 12/01/2016)(Insured by NPFGC)	2,000,000	2,181,400
Metropolitan Transit Authority New York,
6.000%, 04/01/2020 (ETM)	13,430,000	15,940,604

New York State Thruway Authority,
5.000%, 03/15/2022 (Callable 03/15/2019)	4,040,000	4,655,858
New York State Urban Development Corp,
5.000%, 03/15/2022	2,000,000	2,405,680
New York, New York:
5.000%, 03/01/2016 (Callable 03/01/2015)(Partially Pre-refunded)(Insured by FGIC-TCRS)	1,000,000	1,019,710
5.250%, 08/15/2021 (Callable 08/15/2018)	1,125,000	1,300,792
Suffolk County Water Authority,
6.000%, 06/01/2017 (ETM)	4,715,000	5,114,973
Susquehanna Valley Central School District:
3.125%, 06/15/2017 (Insured by AGM)	1,155,000	1,219,253
3.125%, 06/15/2019 (Insured by AGM)	1,375,000	1,438,992
TSASC Inc. New York,
4.750%, 06/01/2022 (Callable 06/01/2016)	150,000	149,801
Westchester Tobacco Asset Securitization Corp. New York,
6.950%, 07/15/2039 (Pre-refunded to 07/15/2017)	13,075,000	15,483,677
		61,782,367	5.5%
North Carolina
North Carolina Eastern Municipal Power Agency,
5.000%, 01/01/2021 (ETM)	7,945,000	9,384,316
North Carolina Eastern Municipal Power Agency Power Systems Revenue:
5.000%, 01/01/2017 (ETM)	6,630,000	7,005,258
6.400%, 01/01/2021 (ETM)	5,180,000	6,051,587
4.500%, 01/01/2024 (Pre-refunded to 01/01/2022)	7,665,000	8,946,205
6.000%, 01/01/2026 (Pre-refunded to 01/01/2022)	2,245,000	2,877,394
		34,264,760	3.1%
Ohio
Cincinnati Ohio City School District,
5.000%, 12/01/2016 (Insured by AGM)	2,000,000	2,191,380
Cleveland Municipal School District:
4.000%, 12/01/2017	1,790,000	1,949,059
4.000%, 12/01/2018	1,865,000	2,046,837
4.000%, 12/01/2019	1,940,000	2,138,346
5.000%, 12/01/2020	2,015,000	2,343,405
Miamisburg Ohio Water Revenue,
7.000%, 11/15/2016 (Callable 11/10/2014)(ETM)	60,000	62,385
Ohio Housing Finance Agency,
5.000%, 11/01/2028 (Callable 05/01/2020)	1,840,000	1,958,422
State of Ohio:
5.000%, 03/01/2019	1,220,000	1,424,314
5.500%, 02/01/2020	1,195,000	1,444,982
5.000%, 06/15/2021	6,740,000	8,114,286
		23,673,416	2.1%
Pennsylvania
Central Dauphin Pennsylvania School District,
6.750%, 02/01/2024 (Pre-refunded to 02/01/2016)	1,275,000	1,384,063
Erie Pennsylvania Sewer Authority Revenue,
5.125%, 06/01/2020 (ETM)	1,380,000	1,576,609
Lampeter Strasburg School District,
4.000%, 06/01/2019	1,715,000	1,872,488
Pennsylvania Convention Center Authority Revenue Bonds,
6.000%, 09/01/2019 (ETM)	11,050,000	13,104,195
Pennsylvania Housing Finance Agency:
3.700%, 04/01/2018	2,130,000	2,258,290
3.750%, 10/01/2018	1,760,000	1,883,974
3.900%, 04/01/2019	1,025,000	1,102,367
3.900%, 10/01/2019 (Callable 04/01/2019)	1,675,000	1,801,429
Philadelphia Hospitals & Higher Education Facilities Authority,
5.000%, 05/15/2020 (ETM)	1,525,000	1,806,942
Philadelphia Pennsylvania Authority For Industrial Development Revenue,
5.250%, 01/01/2027 (Pre-refunded to 01/01/2017)	1,790,000	1,975,695
Philadelphia Pennsylvania Gas Works,
7.000%, 05/15/2020 (ETM)	2,120,000	2,513,366
		31,279,418	2.8%
Puerto Rico
Commonwealth of Puerto Rico,
5.000%, 07/01/2021	6,000,000	4,860,300
Puerto Rico Electric Power Authority:
0.000%, 07/01/2017 (ETM) ^	5,010,000	4,611,254
0.000%, 07/01/2017 (Pre-refunded to various dates) ^	3,000,000	2,691,030
Puerto Rico Public Finance Corp.,
6.000%, 08/01/2026 (ETM)	1,080,000	1,398,049
		13,560,633	1.2%

South Carolina
Charleston Educational Excellence Finance Corp,
5.000%, 12/01/2026 (Callable 12/01/2023)	4,580,000	5,450,200
Piedmont Municipal Power Agency South Carolina Electric Revenue,
6.750%, 01/01/2020 (ETM)	6,450,000	8,151,510
		13,601,710	1.2%
South Dakota
Heartland Consumers Power District,
7.000%, 01/01/2016 (ETM)	455,000	463,076	0.0%
Tennessee
County of Rutherford TN,
5.000%, 04/01/2021	1,955,000	2,352,764
Metropolitan Government Nashville & Davidson County Tennessee H&E,
0.000%, 06/01/2021 (ETM) ^	1,050,000	928,179
Shelby County Tennessee Health Educational & Housing Facilities Revenue,
5.500%, 08/15/2019 (ETM)	3,755,000	4,043,684
Tennessee Housing Development Agency,
4.500%, 07/01/2028 (Callable 01/01/2020)	3,185,000	3,291,443
		10,616,070	1.0%
Texas
Amarillo Independent School District,
5.000%, 02/01/2026 (Callable 02/01/2024)	1,370,000	1,664,783
Barbers Hill Texas Independent School District General Obligation,
5.000%, 02/15/2017 (Callable 02/15/2015)(PSF Guaranteed)	2,125,000	2,161,635
Capital Area Housing Finance Corporation Texas,
0.000%, 01/01/2016 (ETM) ^	6,060,000	6,023,216
Central Texas Housing Finance Corporation,
0.000%, 09/01/2016 (ETM) ^	1,500,000	1,483,485
City of Austin TX Water & Wastewater System Revenue,
5.000%, 11/15/2024 (Callable 11/15/2022)	3,000,000	3,594,090
City of Houston TX Combined Utility System Revenue:
0.000%, 12/01/2019 (ETM) ^	13,355,000	12,478,244
5.500%, 12/01/2024 (ETM)	1,735,000	2,189,049
5.500%, 12/01/2029 (ETM)	16,050,000	21,353,402
Conroe Independent School District:
5.000%, 02/15/2022 (Callable 02/15/2021)(PSF Guaranteed)	1,000,000	1,194,980
5.000%, 02/15/2023 (Callable 02/15/2021)(PSF Guaranteed)	2,680,000	3,198,982
Cypress-Fairbanks Independent School District:
5.000%, 02/15/2017 (Pre-refunded to 02/15/2016)	1,085,000	1,155,417
5.000%, 02/15/2017 (Callable 02/15/2016)	415,000	440,933
Dallas Texas Independent School District,
5.000%, 02/15/2020 (PSF Guaranteed)	2,410,000	2,858,380
El Paso Texas,
5.000%, 08/15/2018	1,355,000	1,559,497
Frisco Texas Independent School District,
6.000%, 08/15/2018 (Callable 08/15/2016)(PSF Guaranteed)	1,625,000	1,792,765
Georgetown Independent School District,
4.000%, 02/15/2020 (PSF Guaranteed)	1,900,000	2,158,723
Georgetown Texas Independent School District,
5.000%, 02/15/2016 (Callable 02/15/2015)(PSF Guaranteed)	1,000,000	1,017,690
Goose Creek Consolidated Independent School District,
5.000%, 02/15/2021 (PSF Guaranteed)	1,050,000	1,258,225
Harris County Texas:
5.000%, 10/01/2019	1,525,000	1,796,999
5.750%, 10/01/2020 (Pre-refunded to 10/01/2018)	175,000	208,075
5.750%, 10/01/2028 (Pre-refunded to 10/01/2018)	6,830,000	8,120,870
Harris County Texas Health Facilities Development Corporation Hospital Revenue,
5.500%, 10/01/2019 (ETM)	4,780,000	5,466,408
Houston Higher Education Finance Corp:
5.000%, 02/15/2020	1,000,000	1,182,070
5.000%, 02/15/2026 (Callable 02/15/2024)	1,030,000	1,229,573
Humble Texas Independent School District,
5.000%, 02/15/2021 (PSF Guaranteed)	1,500,000	1,800,480
Killeen Independent School District,
4.000%, 02/15/2024 (Callable 02/15/2021)(PSF Guaranteed)	1,145,000	1,251,828
La Porte Independent School District/TX,
5.000%, 02/15/2018 (Callable 02/15/2015)(Insured by NPFGC)	85,000	86,364
Lower Colorado River Authority,
4.750%, 01/01/2028 (ETM)	1,200,000	1,431,984
Lubbock Texas,
5.000%, 02/15/2021 (Callable 02/15/2018)(Insured by AGM)	3,425,000	3,835,041
Lubbock Texas Housing Finance Corp.,

8.000%, 10/01/2021 (ETM)	1,780,000	2,445,898
Lubbock Texas Independent School District,
4.000%, 02/15/2022 (Callable 02/15/2020)(PSF Guaranteed)	1,000,000	1,095,400
Magnolia Texas Independent School District,
5.000%, 08/15/2016 (PSF Guaranteed)	1,475,000	1,601,334
Mission Consolidation Independent School District,
5.000%, 02/15/2019 (Callable 02/15/2015)(PSF Guaranteed)	1,265,000	1,285,531
North East Independent School District/TX,
5.000%, 08/01/2021	6,095,000	7,360,078
Pasadena Independent School District,
5.000%, 02/15/2022 (Callable 02/15/2021)(PSF Guaranteed)	1,115,000	1,311,820
Pflugerville Independent School District,
5.000%, 02/15/2025 (Callable 02/15/2024)	1,000,000	1,223,490
Retama Texas Development Corporation Special Facilities Revenue,
8.750%, 12/15/2018 (ETM)	2,035,000	2,644,889
San Antonio Texas Electric & Gas Revenue,
5.650%, 02/01/2019 (ETM)	11,665,000	13,287,718
San Antonio Texas Hotel Occupancy Tax Revenue Bonds,
0.000%, 08/15/2015 (ETM) ^	2,100,000	2,094,918
San Antonio Texas Independent School District,
5.000%, 08/15/2017 (Callable 08/15/2015)(PSF Guaranteed)	2,000,000	2,086,120
Sherman Independent School District/TX,
5.000%, 02/15/2026 (Callable 02/15/2024)	1,775,000	2,158,365
Spring Texas Independent School District,
5.000%, 08/15/2019 (Callable 08/15/2018)(PSF Guaranteed)	1,020,000	1,175,193
Tarrant County Texas Health Facilities Revenue,
6.000%, 09/01/2024 (ETM)	7,990,000	9,678,687
Tarrant County Texas Housing Finance Corporation Revenue Bonds,
0.000%, 09/15/2016 (ETM) ^	1,800,000	1,783,242
Temple Independent School District,
4.000%, 02/01/2022 (Callable 02/01/2021)(PSF Guaranteed)	1,120,000	1,246,157
Texas State:
5.000%, 10/01/2018	6,285,000	7,296,508
5.000%, 04/01/2020 (Pre-refunded to 04/01/2016)	3,965,000	4,246,396
5.000%, 08/01/2021	1,205,000	1,459,424
Tomball Hospital Authority,
5.000%, 07/01/2020 (Pre-refunded to 07/01/2015)	2,200,000	2,278,012
University of Texas Revenue Bonds,
5.000%, 08/15/2018 (Pre-refunded to 08/15/2016)	1,225,000	1,331,367
University of Texas System/The,
5.000%, 08/15/2022	9,530,000	11,632,318
Ysleta Independent School District:
5.000%, 08/15/2023 (Callable 08/15/2021)(PSF Guaranteed)	1,020,000	1,201,070
5.000%, 08/15/2025 (Callable 08/15/2024)	1,545,000	1,897,523
		177,814,646	16.0%
Utah
Granite School District Board of Education:
5.000%, 06/01/2022 (Callable 06/01/2021)	3,900,000	4,580,979
5.000%, 06/01/2023 (Callable 06/01/2021)	1,750,000	2,042,565
Salt Lake City Utah Hospital Revenue,
8.125%, 05/15/2015 (Callable 11/10/2014)(ETM)	85,000	89,138
		6,712,682	0.6%
Virginia
Bristol Virginia Utility Systems General Obligations,
5.500%, 11/01/2018 (ETM)	1,095,000	1,248,289
County of Fairfax VA,
4.000%, 10/01/2016	2,500,000	2,677,575
Danville Industrial Development Authority,
5.250%, 10/01/2028 (ETM)	1,500,000	1,815,285
Virginia Public School Authority,
6.250%, 12/01/2028 (Pre-refunded to 12/01/2018)	1,285,000	1,560,440
		7,301,589	0.7%
Washington
Snohomish County School District No. 201,
4.000%, 12/01/2021 (Callable 12/01/2020)	4,500,000	5,125,500
Snohomish County Washington Public Utilities Revenue,
6.800%, 01/01/2020 (Callable 11/10/2014)(ETM)	3,605,000	4,296,583

Thurston & Pierce Counties Washington Community Schools,
4.250%, 12/01/2021 (Callable 12/01/2020)	2,755,000	3,077,004
Walla Walla County School District No 250 College Place,
5.000%, 12/01/2019	1,290,000	1,476,121
Washington Health Care Facilities Authority:
6.250%, 08/01/2028 (Pre-refunded to 08/01/2018)	1,305,000	1,563,273
6.125%, 11/15/2031 (Pre-refunded to 05/15/2021)	415,000	530,349
6.250%, 08/01/2036 (Pre-refunded to 08/01/2018)	7,850,000	9,403,594
6.250%, 11/15/2041 (Pre-refunded to 05/15/2021)	4,235,000	5,445,151
Washington State:
5.000%, 01/01/2021	10,000,000	11,960,100
5.500%, 07/01/2023	5,000,000	6,133,350
		49,011,025	4.4%
West Virginia
Ohio County Board of Education,
5.250%, 06/01/2018 (ETM)	1,130,000	1,305,738	0.1%
Wisconsin
Ladysmith-Hawkins Wisconsin School District General Obligation,
5.200%, 04/01/2018 (Callable 04/01/2016)(Insured by NPFGC)	2,685,000	2,783,862
Wisconsin State Health & Educational Facilities Revenue,
5.000%, 12/01/2019 (Callable 12/01/2014)(Insured by NPFGC)	3,320,000	3,334,276
		6,118,138	0.6%
Total Municipal Bonds (Cost $1,026,004,198)		1,072,108,415	96.2%

	Shares
SHORT-TERM INVESTMENT
Money Market Mutual Fund
Goldman Sachs Financial Square Funds, 0.01% «	28,311,265	28,311,265
Total Short-Term Investment (Cost $28,311,265)		28,311,265	2.5%

Total Investments (Cost $1,054,315,463)		1,100,419,680	98.7%
Other Assets in Excess of Liabilities		14,422,705	1.3%
TOTAL NET ASSETS		$1,114,842,385	100.0%

Notes to Schedule of Investments
AGM - Assured Guaranty Municipal
AMBAC - Ambac Assurance Corporation.
BHAC - Berkshire Hathaway Assurance Corp.
FGIC-TCRS - Financial Guaranty Insurance Company
NPFGC - National Public Finance Guarantee Corp.
PSF - Texas Permanent School Fund
ETM - Escrowed to Maturity
^ Non-Income Producing
« 7-Day Yield

Baird Intermediate Municipal Bond Fund
Summary Schedule of Investments, September 30, 2014 (Unaudited)
Summary of Fair Value Exposure at September 30, 2014 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

  Level 1  -  Unadjusted quoted prices in active markets for identical unrestricted securities.
  Level 2  -  Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
  Level 3  -  Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Municipal Bonds
Municipal Bonds	$-	$1,072,108,415	$-	$1,072,108,415
Total Municipal Bonds	-	1,072,108,415	-	1,072,108,415

Short-Term Investment
Money Market Mutual Fund	28,311,265	-	-	28,311,265
Total Short-Term Investment	28,311,265	-	-	28,311,265

Total Investments	$28,311,265	$1,072,108,415	$-	$1,100,419,680

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

Baird Aggregate Bond Fund
Schedule of Investments
September 30, 2014 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
1.250%, 04/30/2019 @	$184,299,400	$180,613,412
2.625%, 08/15/2020 @	170,725,000	176,486,969
6.250%, 08/15/2023	10,200,000	13,349,250
5.250%, 11/15/2028 @	61,426,500	79,029,001
4.375%, 02/15/2038 @	15,587,400	18,921,638
3.500%, 02/15/2039 @	102,530,900	109,083,240
		577,483,510	21.5%
Taxable Municipal Bonds
Atlanta Independent School System,
5.557%, 03/01/2026	4,465,000	5,076,928
California Qualified School Bond Joint Powers Authority,
7.155%, 03/01/2027	6,695,000	7,456,355
California School Finance Authority:
5.041%, 07/01/2020	2,230,000	2,422,315
5.043%, 01/01/2021 (Callable 12/31/2015)	1,785,000	1,815,381
County of Contra Costa CA,
5.140%, 06/01/2017	5,335,000	5,681,028
County of Cuyahoga OH,
9.125%, 10/01/2023	895,000	837,899
Eaton Community City School District,
5.390%, 08/25/2027 (Callable 06/01/2020)	2,305,000	2,432,951
Elgin Local School District,
5.499%, 08/31/2027 (Callable 12/01/2019)	4,440,000	4,626,214
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 06/01/2015)	5,105,000	5,132,618
New Hampshire Housing Finance Authority:
3.050%, 01/01/2021	1,090,000	1,112,759
3.750%, 07/01/2034 (Callable 07/01/2023)	3,010,000	3,146,293
New Jersey Economic Development Authority,
2.421%, 06/15/2018	7,000,000	6,970,600
North Carolina Housing Finance Agency,
2.812%, 07/01/2035 (Callable 01/01/2024)	5,270,000	5,356,375
San Dieguito Public Facilities Authority,
6.459%, 05/01/2027	5,675,000	6,401,173
State Public School Building Authority,
5.000%, 09/15/2027	4,458,000	4,913,340
Three Rivers Local School District,
5.209%, 09/15/2027 (Callable 12/01/2020)	2,365,000	2,483,652
West Contra Costa Unified School District,
6.250%, 08/01/2030	1,785,000	2,109,424
Westlake City School District,
5.227%, 12/01/2026 (Callable 12/01/2020)	3,570,000	3,704,303
		71,679,608	2.7%
Other Government Related Securities
CNPC General Capital Ltd,
2.750%, 05/14/2019 (Acquired 05/07/2014, Cost $1,983,740) * f	2,000,000	1,991,858
Comision Federal de Electricidad,
4.875%, 01/15/2024 (Acquired 10/17/2013, Cost $2,662,655) * f	2,678,000	2,814,578
Corp Andina de Fomento,
4.375%, 06/15/2022 f	6,107,000	6,526,759
Korea Electric Power Corporation,
6.750%, 08/01/2027 f	1,932,000	2,393,121
Korea Gas Corporation,
4.250%, 11/02/2020 (Acquired 10/26/2010, Cost $2,309,418) * f	2,321,000	2,477,403
Nexen Energy ULC:
6.400%, 05/15/2037 f	3,392,000	4,133,461
7.500%, 07/30/2039 f	4,000,000	5,517,008
Petrobras Global Finance B.V.:
2.595%, 03/17/2017 f	3,000,000	3,033,480
4.375%, 05/20/2023 f	1,785,000	1,672,599
Petrobras International Finance Company S.A.:
3.500%, 02/06/2017 f	4,463,000	4,540,567
5.750%, 01/20/2020 f	893,000	939,623
Petroleos Mexicanos:
5.750%, 03/01/2018	2,499,000	2,767,643
8.000%, 05/03/2019 f	1,500,000	1,821,750
5.500%, 01/21/2021 f	5,600,000	6,162,800
6.625%, 06/15/2035	893,000	1,036,326
Portigon AG,
4.796%, 07/15/2015 f	2,488,000	2,542,052
Sinopec Group Overseas Development [2014] Ltd.,
4.375%, 04/10/2024 (Acquired 04/02/2014, Cost $1,496,505) * f	1,500,000	1,539,637
The Export-Import Bank of Korea,

4.000%, 01/11/2017 f	1,400,000	1,475,531
The Korea Development Bank,
0.857%, 01/22/2017 f	2,000,000	2,004,800
		55,390,996	2.1%
Corporate Bonds
Industrials
Actavis Funding SCS,
3.850%, 06/15/2024 (Acquired 06/10/2014, Cost $2,988,690) * f	3,000,000	2,908,119
Acuity Brands Lighting, Inc.,
6.000%, 12/15/2019	3,749,000	4,169,357
Altera Corporation,
4.100%, 11/15/2023	2,000,000	2,075,052
Ameritech Capital Funding Corporation:
9.100%, 06/01/2016	910,497	996,559
6.450%, 01/15/2018	2,668,000	3,013,586
Anadarko Petroleum Corporation:
6.375%, 09/15/2017	5,355,000	6,069,989
8.700%, 03/15/2019	2,432,000	3,058,799
Anglo American Capital PLC,
9.375%, 04/08/2019 (Acquired 04/02/2009, Cost $1,785,000) * f	1,785,000	2,265,338
Apple Inc.,
2.400%, 05/03/2023 @	2,678,000	2,532,242
Beam Suntory Inc.,
1.875%, 05/15/2017	2,000,000	2,010,758
Bunge Limited Finance Corp.,
8.500%, 06/15/2019	2,500,000	3,104,707
Bunge N.A. Finance L.P.,
5.900%, 04/01/2017	3,392,000	3,743,856
Canadian Natural Resources Limited:
5.700%, 05/15/2017 f	50,000	55,281
6.500%, 02/15/2037 f	982,000	1,224,305
Celgene Corporation,
4.000%, 08/15/2023	2,477,000	2,576,806
CenturyLink, Inc.,
Series R, 5.150%, 06/15/2017	2,678,000	2,805,205
CF Industries, Inc.,
5.150%, 03/15/2034	3,000,000	3,161,292
Comcast Corporation:
4.250%, 01/15/2033	5,712,000	5,781,338
6.950%, 08/15/2037	893,000	1,196,503
Computer Sciences Corporation,
2.500%, 09/15/2015	4,686,000	4,756,735
ConAgra Foods, Inc.:
0.603%, 07/21/2016	4,000,000	4,005,000
5.819%, 06/15/2017	1,506,000	1,662,509
4.950%, 08/15/2020	1,785,000	1,955,707
9.750%, 03/01/2021	3,107,000	4,003,923
Continental Airlines, Inc. Pass Through Trust,
Series 974A, 6.900%, 01/02/2018	185,556	196,690
D.R. Horton, Inc.,
6.500%, 04/15/2016	893,000	955,510
DCP Midstream, LLC,
9.750%, 03/15/2019 (Acquired 02/29/2012 through 10/15/2012, Cost $6,166,016) *	5,065,000	6,485,763
Deutsche Telekom International Finance B.V.,
8.750%, 06/15/2030 f	411,000	597,585
El Paso Pipeline Partners Operating Company, L.L.C.,
7.500%, 11/15/2040	4,017,000	5,087,426
Enable Midstream Partners, LP,
3.900%, 05/15/2024 (Acquired 05/19/2014, Cost $4,994,350) *	5,000,000	4,972,980
Energy Transfer Partners, L.P.,
9.700%, 03/15/2019	893,000	1,142,718
EQT Midstream Partners, LP,
4.000%, 08/01/2024	3,000,000	2,957,229
Express Scripts Holding Company,
2.650%, 02/15/2017	2,678,000	2,753,814
Federal Express Corp 1998 Pass Through Trust,
Series 981B, 6.845%, 01/15/2019	2,052,822	2,281,866
Fidelity National Information Services, Inc.:
3.500%, 04/15/2023 @	3,570,000	3,518,696
3.875%, 06/05/2024	2,000,000	1,997,868
Fiserv, Inc.,
4.625%, 10/01/2020	1,785,000	1,927,511
FMC Corporation,
4.100%, 02/01/2024	3,000,000	3,101,670
Fomento Economico Mexicano, S.A.B. de C.V.,
4.375%, 05/10/2043 f	4,374,000	3,966,343
Ford Motor Credit Company LLC,
2.375%, 03/12/2019 @	6,806,000	6,737,055
Forest Laboratories, Inc.,
5.000%, 12/15/2021 (Acquired 08/26/2014, Cost $10,992,791) * @	10,000,000	10,688,850
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas Inc:
7.625%, 04/01/2020	7,627,000	8,122,755
6.500%, 11/15/2020	1,298,000	1,421,466

6.750%, 02/01/2022	2,649,000	2,933,767
Glencore Finance (Canada) Limited,
5.800%, 11/15/2016 (Acquired 12/06/2011, Cost $639,064) * f	616,000	670,879
Glencore Funding LLC:
2.500%, 01/15/2019 (Acquired 05/22/2013, Cost $4,440,774) *	4,463,000	4,368,920
4.125%, 05/30/2023 (Acquired 07/22/2013 through 04/03/2014, Cost $3,602,391) *	3,746,000	3,707,442
4.625%, 04/29/2024 (Acquired 04/22/2014, Cost $1,668,233) *	1,675,000	1,688,233
GTE Corporation,
8.750%, 11/01/2021	89,000	119,172
Gulf South Pipeline Company, LP,
4.000%, 06/15/2022	3,633,000	3,661,454
Holcim US Finance S. a r.l. & Cie S.C.S.,
6.000%, 12/30/2019 (Acquired 09/24/2009 through 09/04/2013, Cost $1,249,525) * f	1,232,000	1,415,906
Hospira, Inc.,
6.050%, 03/30/2017	4,463,000	4,874,680
Hutchison Whampoa International (09) Limited,
7.625%, 04/09/2019 (Acquired 10/22/2009 through 04/16/2014, Cost $9,296,696) * f	8,288,000	10,072,440
Hyundai Capital Services, Inc.:
6.000%, 05/05/2015 (Acquired 05/20/2013, Cost $35,942) * f	35,000	36,058
4.375%, 07/27/2016 (Acquired 04/23/2013, Cost $2,099,110) * f	2,008,000	2,115,828
1.034%, 03/18/2017 (Acquired 03/11/2014, Cost $2,000,000) * f	2,000,000	2,007,266
3.500%, 09/13/2017 (Acquired 03/07/2012 through 08/21/2014, Cost $7,748,375) * f	7,458,000	7,781,983
Johnson Controls, Inc.:
6.000%, 01/15/2036	893,000	1,058,200
4.950%, 07/02/2064	2,400,000	2,341,617
Kinder Morgan Energy Partners, L.P.:
9.000%, 02/01/2019	893,000	1,112,640
6.950%, 01/15/2038	2,008,000	2,342,318
6.500%, 09/01/2039	893,000	995,792
Kinder Morgan Finance Company LLC,
5.700%, 01/05/2016 f	803,000	828,094
Lafarge S.A.,
7.125%, 07/15/2036 f	893,000	1,004,625
Marathon Petroleum Corporation:
3.625%, 09/15/2024	1,600,000	1,566,174
4.750%, 09/15/2044	1,500,000	1,439,946
Martin Marietta Materials, Inc.,
6.250%, 05/01/2037	893,000	966,314
Masco Corporation,
6.125%, 10/03/2016	1,450,000	1,547,150
Murphy Oil Corporation,
4.000%, 06/01/2022	4,463,000	4,503,551
Mylan Inc.:
6.000%, 11/15/2018 (Acquired 02/01/2013 through 02/12/2013, Cost $5,689,095) *	5,496,000	5,694,950
7.875%, 07/15/2020 (Acquired 04/25/2014, Cost $3,278,641) *	3,000,000	3,272,349
Nabors Industries, Inc.,
6.150%, 02/15/2018	982,000	1,108,238
National Oilwell Varco, Inc.,
Series B, 6.125%, 08/15/2015	6,288,000	6,293,370
New Cingular Wireless Services, Inc.,
8.750%, 03/01/2031	1,260,000	1,918,276
Noble Energy, Inc.,
8.250%, 03/01/2019	2,684,000	3,318,626
ONEOK Partners, L.P.:
6.150%, 10/01/2016	3,036,000	3,330,091
8.625%, 03/01/2019	2,937,000	3,656,269
Oracle Corporation,
3.400%, 07/08/2024	3,000,000	2,990,556
Pactiv LLC,
7.950%, 12/15/2025	286,000	301,730
Petrofac Limited,
3.400%, 10/10/2018 (Acquired 10/03/2013 through 09/19/2014, Cost $10,572,344) * f	10,546,000	10,839,010
Plum Creek Timberlands, L.P.,
5.875%, 11/15/2015	3,887,000	4,095,137
QEP Resources, Inc.,
6.800%, 03/01/2020	893,000	944,347
R.R. Donnelley & Sons Company:
8.600%, 08/15/2016	2,231,000	2,420,635
6.125%, 01/15/2017	88,000	90,420
7.625%, 06/15/2020 @	893,000	982,300
Rio Tinto Alcan Inc.,
5.750%, 06/01/2035 f	446,000	507,183
Rio Tinto Finance (USA) Limited,
9.000%, 05/01/2019 f	4,909,000	6,286,377
Rockies Express Pipeline LLC,
5.625%, 04/15/2020 (Acquired 03/17/2010, Cost $1,783,411) *	1,785,000	1,838,550
Samarco Mineracao S.A.,
5.750%, 10/24/2023 (Acquired 10/22/2013, Cost $4,477,512) * f	4,463,000	4,587,964
Seagate HDD Cayman,
6.875%, 05/01/2020 f	11,321,000	12,000,260
SK Telecom Co., Ltd.,
6.625%, 07/20/2027 (Acquired 07/13/2007, Cost $1,322,945) * f	1,339,000	1,680,231
Southern Natural Gas Company, L.L.C.,

5.900%, 04/01/2017 (Acquired 03/14/2007, Cost $1,247,925) *	1,250,000	1,379,935
Sprint Capital Corporation:
6.900%, 05/01/2019	2,499,000	2,627,074
8.750%, 03/15/2032	320,000	349,200
Talisman Energy Inc.,
7.750%, 06/01/2019 f	1,071,000	1,299,114
Telecom Italia Capital:
7.175%, 06/18/2019 f	1,785,000	2,017,050
7.200%, 07/18/2036 @ f	5,350,000	5,724,500
Telefonica Emisiones S.A.U.:
6.421%, 06/20/2016 f	1,930,000	2,097,530
6.221%, 07/03/2017 f	4,530,000	5,053,985
The Mosaic Company,
5.450%, 11/15/2033	2,000,000	2,210,710
The Timken Company,
3.875%, 09/01/2024 (Acquired 08/13/2014, Cost $1,978,020) *	2,000,000	1,968,712
The Williams Companies, Inc.,
4.550%, 06/24/2024	5,000,000	4,946,360
Time Warner Cable Inc.:
6.550%, 05/01/2037	893,000	1,126,523
6.750%, 06/15/2039	2,767,000	3,554,820
Time Warner Inc.:
7.625%, 04/15/2031	5,082,000	6,859,536
7.700%, 05/01/2032	5,918,000	8,144,340
TSMC Global Ltd,
1.625%, 04/03/2018 (Acquired 12/03/2013, Cost $1,145,022) * f	1,175,000	1,160,260
Tyco Electronics Group S.A.,
6.550%, 10/01/2017 f	6,248,000	7,114,529
U.S. Airways Pass Through Trust,
Series 981A, 6.850%, 01/30/2018	207,944	223,539
Vale Overseas Limited:
8.250%, 01/17/2034 f	8,526,000	10,676,683
6.875%, 11/21/2036 f	1,383,000	1,559,333
6.875%, 11/10/2039 f	893,000	1,013,850
Valero Energy Corporation,
9.375%, 03/15/2019	2,335,000	3,002,672
Verizon Communications Inc.:
4.150%, 03/15/2024 @	3,000,000	3,097,644
6.400%, 09/15/2033	9,140,000	11,134,512
Vulcan Materials Company:
7.000%, 06/15/2018	1,785,000	1,981,350
7.150%, 11/30/2037	446,000	457,150
Wabtec Corporation,
4.375%, 08/15/2023	2,678,000	2,788,687
Westvaco Corporation:
9.750%, 06/15/2020	143,000	183,961
8.200%, 01/15/2030	4,463,000	5,854,380
Williams Partners L.P.,
6.300%, 04/15/2040	2,767,000	3,247,224
Yara International ASA,
5.250%, 12/15/2014 (Acquired 10/02/2012 through 11/09/2012, Cost $5,657,389) * f	5,614,000	5,666,109
		389,885,351	14.5%
Utility
Arizona Public Service Company,
8.750%, 03/01/2019	759,000	964,186
Beaver Valley II Funding Corporation,
9.000%, 06/01/2017	219,000	232,098
ENEL Finance International N.V.:
5.125%, 10/07/2019 (Acquired 09/30/2009, Cost $2,199,280) * f	2,209,000	2,435,844
6.800%, 09/15/2037 (Acquired 09/13/2007, Cost $1,691,506) * f	1,696,000	2,076,930
Exelon Generation Company, LLC,
6.200%, 10/01/2017	1,964,000	2,208,465
Mega Advance Investments Ltd,
5.000%, 05/12/2021 (Acquired 05/09/2011, Cost $4,858,830) * f	4,909,000	5,271,775
National Rural Utilities Cooperative Finance Corporation:
10.375%, 11/01/2018	547,000	720,292
8.000%, 03/01/2032	2,834,000	4,090,255
NextEra Energy Capital Holdings, Inc.,
Series D, 7.300%, 09/01/2067	2,455,000	2,686,997
PPL Energy Supply, LLC,
Series A, 5.700%, 10/15/2015	1,839,000	1,908,202
PSEG Power LLC:
5.320%, 09/15/2016	2,877,000	3,111,579
5.125%, 04/15/2020	3,575,000	3,960,171
RGS I&M Funding Corp,
Series F, 9.820%, 06/07/2022 *	816,656	965,983
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (Acquired 04/18/2012, Cost $1,772,791) * f	1,785,000	1,841,942
		32,474,719	1.2%
Finance
ABN AMRO Bank N.V.,
2.500%, 10/30/2018 (Acquired 10/23/2013 through 01/13/2014, Cost $11,027,743) * f	11,033,000	11,141,234
Ally Financial Inc.:

6.750%, 12/01/2014	134,000	135,005
8.000%, 12/31/2018	360,000	408,600
American International Group, Inc.:
5.450%, 05/18/2017	2,678,000	2,951,143
8.250%, 08/15/2018	1,785,000	2,180,297
6.400%, 12/15/2020	830,000	987,465
4.125%, 02/15/2024	893,000	927,602
8.175%, 05/15/2058	893,000	1,203,317
Ameriprise Financial, Inc.,
7.300%, 06/28/2019	1,785,000	2,167,320
AmSouth Bancorporation,
6.750%, 11/01/2025	223,000	254,694
Associates Corporation of North America,
6.950%, 11/01/2018	4,764,000	5,587,119
Australia and New Zealand Banking Group Limited,
4.500%, 03/19/2024 (Acquired 03/12/2014, Cost $5,991,840) * f	6,000,000	6,051,576
BAC Capital Trust VI,
5.625%, 03/08/2035 ^	357,000	372,844
Bank of America Corporation:
10.200%, 07/15/2015	1,531,000	1,642,436
6.400%, 08/28/2017	893,000	1,004,531
6.875%, 04/25/2018	1,562,000	1,801,617
7.750%, 05/14/2038	1,138,000	1,537,744
BanPonce Trust I,
Series A, 8.327%, 02/01/2027	1,941,000	1,550,374
Barclays Bank PLC:
2.500%, 02/20/2019 @ f	2,000,000	2,002,624
6.750%, 05/22/2019 f	3,570,000	4,243,127
3.750%, 05/15/2024 f	1,450,000	1,440,951
BNP Paribas,
3.250%, 03/03/2023 f	3,570,000	3,516,593
BNZ International Funding Limited,
2.350%, 03/04/2019 (Acquired 09/03/2014, Cost $3,288,021) * f	3,300,000	3,288,714
BPCE:
1.083%, 02/10/2017 f	2,544,000	2,567,715
2.500%, 07/15/2019 @ f	1,925,000	1,911,487
5.700%, 10/22/2023 (Acquired 10/15/2013, Cost $8,235,030) * f	8,055,000	8,568,184
4.000%, 04/15/2024 f	2,500,000	2,519,000
Citigroup Inc.:
4.450%, 01/10/2017	893,000	951,467
6.125%, 11/21/2017	2,477,000	2,794,316
3.750%, 06/16/2024	1,000,000	996,913
CNA Financial Corporation:
6.500%, 08/15/2016	4,463,000	4,901,512
7.250%, 11/15/2023	4,000,000	4,926,924
Commonwealth Bank of Australia,
0.833%, 10/08/2015 (Acquired 01/09/2013, Cost $4,264,002) * f	4,263,000	4,261,781
Countrywide Financial Corporation,
6.250%, 05/15/2016	4,757,000	5,127,423
Credit Agricole SA:
1.083%, 10/03/2016 (Acquired 09/26/2013, Cost $1,500,000) * f	1,500,000	1,512,207
6.637%, 05/29/2049 (Acquired 05/23/2007, Cost $893,000) * @ f	893,000	943,875
Credit Suisse:
5.300%, 08/13/2019 f	1,406,000	1,579,766
5.400%, 01/14/2020 @ f	5,000,000	5,577,130
3.625%, 09/09/2024 @ f	4,325,000	4,267,080
Deutsche Bank Aktiengesellschaft,
3.700%, 05/30/2024 f	10,000,000	9,913,200
Dresdner Bank AG,
7.250%, 09/15/2015 f	5,475,000	5,724,375
First Hawaiian Capital I,
Series B, 8.343%, 07/01/2027	3,346,000	3,391,639
First Tennessee Bank National Association,
5.050%, 01/15/2015	8,503,000	8,602,332
FMR LLC,
4.950%, 02/01/2033 (Acquired 01/29/2013, Cost $1,747,795) *	1,750,000	1,915,536
General Electric Capital Corporation:
5.550%, 05/04/2020	5,534,000	6,331,815
4.650%, 10/17/2021	5,355,000	5,898,361
Genworth Holdings, Inc.,
4.900%, 08/15/2023	1,339,000	1,379,929
Goldman Sachs Capital I,
6.345%, 02/15/2034	1,053,000	1,197,012
Great-West Life & Annuity Insurance Capital LP II,
7.153%, 05/16/2046 (Acquired 05/16/2006 through 11/08/2007, Cost $2,482,656) *	2,499,000	2,586,465
Highmark Inc,
4.750%, 05/15/2021 (Acquired 05/03/2011 through 07/30/2014, Cost $4,380,187) *	4,378,000	4,437,882
HSBC Holdings PLC,
6.500%, 09/15/2037 f	1,874,000	2,305,436
HSBC USA Capital Trust I,
7.808%, 12/15/2026 (Acquired 03/08/2007, Cost $302,587) *	300,000	303,808
HSBC USA Capital Trust III:
7.750%, 11/15/2026	893,000	903,836

8.380%, 05/15/2027 (Acquired 11/06/2007, Cost $450,926) *	446,000	452,111
HSBC USA Inc.,
9.125%, 05/15/2021	625,000	813,459
Humana Inc.,
7.200%, 06/15/2018	1,870,000	2,204,949
ING Bank N.V.:
4.000%, 03/15/2016 (Acquired 03/08/2011, Cost $3,256,241) * f	3,258,000	3,400,336
3.750%, 03/07/2017 (Acquired 03/28/2012, Cost $1,903,782) * f	1,919,000	2,019,016
2.500%, 10/01/2019 (Acquired 09/23/2014, Cost $3,481,100) * f	3,500,000	3,477,551
5.800%, 09/25/2023 (Acquired 01/14/2014 through 04/07/2014, Cost $2,589,050) * f	2,450,000	2,698,712
Invesco Finance PLC,
3.125%, 11/30/2022 f	5,902,000	5,825,250
J.P. Morgan Chase & Co.:
4.250%, 10/15/2020	636,000	678,562
5.600%, 07/15/2041	4,106,000	4,700,208
J.P. Morgan Chase Bank, National Association:
5.875%, 06/13/2016	2,678,000	2,892,141
6.000%, 10/01/2017	500,000	559,029
Jefferies Group LLC:
6.875%, 04/15/2021	3,570,000	4,160,103
6.250%, 01/15/2036	1,290,000	1,357,858
John Hancock Life Insurance Company,
7.375%, 02/15/2024 (Acquired 08/26/2010, Cost $6,706,387) *	6,069,000	7,475,048
Kookmin Bank,
1.625%, 07/14/2017 (Acquired 07/07/2014, Cost $3,988,720) * f	4,000,000	3,970,012
LeasePlan Corporation N.V.:
3.000%, 10/23/2017 (Acquired 12/03/2013 through 04/04/2014, Cost $765,092) * f	750,000	768,794
2.500%, 05/16/2018 (Acquired 08/02/2013 through 09/24/2014, Cost $12,021,915) * f	12,158,000	12,194,802
Liberty Mutual Group Inc.:
4.250%, 06/15/2023 (Acquired 06/13/2013, Cost $2,660,995) *	2,678,000	2,736,972
10.750%, 06/15/2058 (Acquired 05/21/2008, Cost $2,182,029) *	2,231,000	3,469,205
Liberty Mutual Insurance Company,
7.697%, 10/15/2097 (Acquired 03/26/2003, Cost $297,700) *	465,000	550,682
Lincoln National Corporation:
8.750%, 07/01/2019	5,218,000	6,646,975
6.050%, 04/20/2067	1,004,000	1,026,590
Lloyds Bank plc,
5.800%, 01/13/2020 (Acquired 02/10/2010, Cost $1,402,243) * f	1,428,000	1,645,202
M&I Marshall & Ilsley Bank,
4.850%, 06/16/2015	5,355,000	5,505,085
M&T Capital Trust I,
8.234%, 02/01/2027	2,798,000	2,831,383
M&T Capital Trust II,
8.277%, 06/01/2027	1,406,000	1,424,534
Macquarie Group Limited:
3.000%, 12/03/2018 (Acquired 11/25/2013, Cost $8,490,900) * f	8,525,000	8,702,175
7.625%, 08/13/2019 (Acquired 02/12/2014 through 04/09/2014, Cost $1,941,754) * f	1,630,000	1,961,773
Marsh & McLennan Companies, Inc.:
2.300%, 04/01/2017	2,231,000	2,268,135
9.250%, 04/15/2019	1,473,000	1,906,022
Massachusetts Mutual Life Insurance Company,
8.875%, 06/01/2039 (Acquired 05/27/2009 through 09/26/2014, Cost $10,810,896) *	7,611,000	11,757,359
MBIA Insurance Corporation,
11.494%, 01/15/2033 (Acquired 01/11/2008, Cost $714,000) * §	714,000	506,940
MetLife, Inc.:
7.717%, 02/15/2019	982,000	1,200,894
6.500%, 12/15/2032	466,000	601,099
Mizuho Bank, Ltd.:
1.850%, 03/21/2018 (Acquired 03/14/2013, Cost $3,119,689) * f	3,124,000	3,119,751
2.450%, 04/16/2019 (Acquired 04/09/2014, Cost $2,096,262) * f	2,100,000	2,095,347
Morgan Stanley:
7.300%, 05/13/2019	5,110,000	6,094,999
2.375%, 07/23/2019	1,000,000	984,188
5.625%, 09/23/2019	1,941,000	2,184,935
3.875%, 04/29/2024	1,650,000	1,648,289
National Australia Bank Limited,
0.733%, 10/08/2015 (Acquired 01/16/2013, Cost $8,704,096) * f	8,700,000	8,698,373
National City Bank,
5.800%, 06/07/2017	1,750,000	1,943,629
Navient, LLC,
5.625%, 08/01/2033	446,000	375,755
Nomura Holdings, Inc.:
2.000%, 09/13/2016 f	6,248,000	6,309,699
2.750%, 03/19/2019 f	1,400,000	1,402,453
6.700%, 03/04/2020 f	1,667,000	1,984,020
PNC Bank, National Association,
4.200%, 11/01/2025	2,678,000	2,803,515
Protective Life Corporation,
7.375%, 10/15/2019	7,096,000	8,677,450
Prudential Covered Trust 2012-1,
2.997%, 09/30/2015 (Acquired 12/19/2012 through 07/23/2013, Cost $6,467,894) *	6,372,800	6,505,303
Prudential Holdings, LLC,
8.695%, 12/18/2023 (Acquired 08/13/2013 through 05/13/2014, Cost $3,756,541) *	2,994,900	3,786,670

Rabobank Nederland,
0.483%, 03/07/2016 (Acquired 05/21/2013, Cost $8,642,335) * f	8,676,000	8,694,497
Regions Bank,
7.500%, 05/15/2018	4,463,000	5,203,309
Regions Financial Corporation:
7.750%, 11/10/2014	252,000	253,813
5.750%, 06/15/2015	1,785,000	1,841,891
Santander Bank, N.A.,
8.750%, 05/30/2018	6,327,000	7,647,103
Santander UK PLC,
5.000%, 11/07/2023 (Acquired 10/31/2013, Cost $1,993,620) * f	2,000,000	2,098,312
Skandinaviska Enskilda Banken AB:
2.375%, 11/20/2018 (Acquired 11/13/2013, Cost $4,995,550) * f	5,000,000	5,020,000
2.375%, 03/25/2019 (Acquired 03/18/2014, Cost $1,498,875) * f	1,500,000	1,500,060
SpareBank 1 Boligkreditt AS,
1.750%, 11/15/2019 (Acquired 11/07/2012, Cost $4,428,323) * f	4,463,000	4,347,413
Springleaf Finance Corp,
6.900%, 12/15/2017	400,000	425,000
Standard Chartered PLC,
5.700%, 03/26/2044 (Acquired 03/21/2014, Cost $5,988,000) * @ f	6,000,000	6,340,680
Sumitomo Mitsui Banking Corporation,
3.950%, 07/19/2023 f	1,850,000	1,945,001
SunTrust Bank,
7.250%, 03/15/2018	1,874,000	2,165,244
SUSA Partnership, L.P.,
8.200%, 06/01/2017	921,000	1,062,788
Swedbank AB:
2.125%, 09/29/2017 (Acquired 09/24/2012, Cost $1,782,305) * f	1,785,000	1,802,648
2.375%, 02/27/2019 (Acquired 02/20/2014, Cost $7,287,663) * f	7,300,000	7,305,110
Symetra Financial Corporation,
6.125%, 04/01/2016 (Acquired 03/23/2006, Cost $889,044) *	893,000	949,727
Synchrony Financial:
3.000%, 08/15/2019	2,000,000	2,005,482
3.750%, 08/15/2021	10,000,000	10,090,330
4.250%, 08/15/2024	3,000,000	3,000,378
TD Ameritrade Holding Corporation,
5.600%, 12/01/2019	2,945,000	3,405,945
The Bank of Tokyo-Mitsubishi UFJ, Ltd.:
0.612%, 07/15/2016 f	4,600,000	4,598,358
4.100%, 09/09/2023 (Acquired 09/03/2013 through 03/26/2014, Cost $2,941,281) * f	2,911,000	3,092,702
3.750%, 03/10/2024 (Acquired 03/04/2014, Cost $2,594,410) * f	2,600,000	2,682,906
The Goldman Sachs Group, Inc.:
6.250%, 09/01/2017	893,000	1,003,062
6.150%, 04/01/2018	5,634,000	6,352,673
7.500%, 02/15/2019	1,964,000	2,341,917
3.850%, 07/08/2024	3,000,000	2,982,291
The Guardian Life Insurance Company of America,
4.875%, 06/19/2064 (Acquired 06/16/2014, Cost $1,993,300) *	2,000,000	1,963,452
The Hartford Financial Services Group, Inc.:
4.000%, 10/15/2017	4,463,000	4,775,633
8.125%, 06/15/2038	1,964,000	2,302,790
The Royal Bank of Scotland Public Limited Company,
6.125%, 01/11/2021 f	2,812,000	3,283,249
UBS AG:
1.375%, 08/14/2017 f	7,000,000	6,944,623
5.750%, 04/25/2018 f	2,678,000	3,019,729
Voya Financial, Inc.,
5.500%, 07/15/2022	12,350,000	13,922,810
WellPoint, Inc.,
5.100%, 01/15/2044	1,584,000	1,683,017
Wells Fargo Bank, National Association,
6.000%, 11/15/2017	3,789,000	4,274,822
Westpac Banking Corporation,
1.600%, 01/12/2018 f	7,079,000	7,058,089
Willis North America, Inc.:
5.625%, 07/15/2015	669,000	693,047
7.000%, 09/29/2019	4,463,000	5,205,652
		492,984,228	18.4%
Total Corporate Bonds		915,344,298	34.1%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Gold Loan Mortgage Corporation (FGLMC):
6.000%, 06/01/2020	150,055	161,930
5.500%, 11/01/2022	93,125	103,357
5.000%, 06/01/2023	95,417	105,004
5.500%, 07/01/2023	108,291	120,220
3.500%, 11/01/2025	7,869,807	8,281,822
2.500%, 04/01/2028	5,409,566	5,474,624
6.500%, 06/01/2029	311,014	357,384
5.500%, 01/01/2036	608,457	679,107
5.000%, 03/01/2036	14,257,876	15,758,415
6.000%, 12/01/2036	453,500	513,217

5.000%, 03/01/2038	4,583,540	5,055,209
5.500%, 05/01/2038	1,934,343	2,149,286
4.500%, 11/01/2039	6,364,787	6,867,700
4.500%, 11/01/2039	10,974,271	11,844,190
4.500%, 08/01/2040	2,072,599	2,237,529
4.500%, 09/01/2040	8,694,997	9,386,546
4.500%, 03/01/2041	6,373,235	6,880,044
3.500%, 06/01/2042	9,838,455	10,054,102
3.500%, 07/01/2042	25,517,665	26,076,982
3.000%, 08/01/2042	30,044,790	29,705,366
3.000%, 10/01/2042	11,009,521	10,885,144
3.000%, 02/01/2043	6,095,989	6,027,121
3.000%, 06/01/2043	29,615,040	29,280,471
3.000%, 08/01/2043	9,461,196	9,354,310
4.000%, 03/01/2044	18,616,834	19,626,684
3.500%, 07/01/2044	24,835,595	25,379,962
4.000%, 07/01/2044	14,890,001	15,697,693
Federal Home Loan Mortgage Corporation (FHLMC):
Series 206, Class E, 0.000%, 07/15/2019	31,537	31,405
Series 141, Class D, 5.000%, 05/15/2021	19,544	20,514
Series 1074, Class I, 6.750%, 05/15/2021	18,813	20,267
Series 1081, Class K, 7.000%, 05/15/2021	111,203	123,229
Series 163, Class F, 6.000%, 07/15/2021	17,814	19,336
Series 188, Class H, 7.000%, 09/15/2021	41,012	45,037
Series 1286, Class A, 6.000%, 05/15/2022	14,078	15,111
Federal National Mortgage Association (FNMA):
Series 1989-37, Class G, 8.000%, 07/25/2019	103,037	112,558
5.000%, 12/01/2019	347,974	367,503
Series 1989-94, Class G, 7.500%, 12/25/2019	32,505	35,457
Series 1990-58, Class J, 7.000%, 05/25/2020	4,467	4,887
Series 1990-76, Class G, 7.000%, 07/25/2020	35,814	39,247
Series 1990-105, Class J, 6.500%, 09/25/2020	20,121	21,621
Series 1990-108, Class G, 7.000%, 09/25/2020	6,976	7,674
Series 1991-1, Class G, 7.000%, 01/25/2021	9,222	10,173
Series 1991-86, Class Z, 6.500%, 07/25/2021	15,921	17,259
5.000%, 11/01/2021	2,977,674	3,173,943
5.500%, 01/01/2023	4,667,613	5,193,892
Series 1993-58, Class H, 5.500%, 04/25/2023	200,092	219,781
5.500%, 07/01/2023	380,659	423,596
5.000%, 11/01/2023	912,726	1,006,690
6.000%, 03/01/2026	368,476	419,098
6.000%, 05/01/2026	792,317	901,186
3.000%, 04/01/2027	12,014,670	12,417,355
2.500%, 12/01/2027	18,769,957	18,989,082
5.000%, 05/01/2028	555,719	612,929
Series 1998-66, Class C, 6.000%, 12/25/2028	122,213	131,754
4.500%, 08/01/2029	4,267,352	4,606,715
4.500%, 09/01/2029	4,728,067	5,104,068
6.000%, 03/01/2033	111,267	126,985
5.000%, 11/01/2033	117,439	129,885
5.500%, 04/01/2034	2,345,762	2,632,633
4.000%, 06/01/2034	22,838,171	24,296,945
Series 2004-W6, Class 1A4, 5.500%, 07/25/2034	241,487	243,714
Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	1,173,238	1,213,212
5.500%, 09/01/2034	446,603	500,962
6.000%, 11/01/2034	116,559	132,639
5.500%, 02/01/2035	1,574,176	1,763,603
5.000%, 07/01/2035	13,262,316	14,665,405
5.000%, 10/01/2035	7,070,956	7,818,785
5.000%, 11/01/2035	2,799,607	3,093,486
5.500%, 11/01/2036	710,889	793,919
5.500%, 04/01/2037	3,525,832	3,957,981
6.000%, 08/01/2037	134,562	146,982
4.500%, 11/01/2039	654,045	706,965
4.000%, 08/01/2040	4,245,784	4,480,482
3.500%, 12/01/2040	2,086,252	2,135,499
3.500%, 02/01/2041	31,023,662	31,755,513
4.000%, 02/01/2041	21,679,659	22,878,064
4.000%, 09/01/2041	6,705,555	7,076,224
4.000%, 12/01/2041	21,745,638	22,947,690
3.000%, 05/01/2042	8,882,331	8,781,229
3.000%, 05/01/2043	36,200,917	35,749,509
Government National Mortgage Association (GNMA):
6.000%, 11/20/2033	98,889	113,914
5.000%, 07/20/2040	5,884,176	6,545,157
4.500%, 01/20/2041	17,861,280	19,482,863
4.000%, 06/20/2042	20,869,559	22,163,077
3.500%, 09/20/2042	10,570,547	10,946,720
4.500%, 04/20/2044	13,398,646	14,561,626
		583,996,454	21.7%
Non-U.S. Government Agency Issues
Banc of America Alternative Loan Trust,
Series 2003-4, Class 2A1, 5.000%, 06/25/2018	97,556	100,177

Series 2003-5, Class 2A1, 5.000%, 07/25/2018	1,207,041	1,237,270
Series 2003-11, Class 4A1, 4.750%, 01/25/2019	177,681	179,516
Series 2004-7, Class 4A1, 5.000%, 08/25/2019	2,609,150	2,690,714
Series 2004-11, Class 4A1, 5.500%, 12/25/2019	141,252	145,565
Series 2005-2, Class 4A1, 5.500%, 03/25/2020	218,192	226,581
Series 2005-4, Class 3A1, 5.500%, 05/25/2020	1,069,334	1,096,964
Series 2005-10, Class 5A1, 5.250%, 11/25/2020	601,348	614,353
Series 2007-1, Class 1A1, 5.834%, 04/25/2022	1,018,306	1,030,408
Series 2003-11, Class 2A1, 6.000%, 01/25/2034	601,586	626,691
Series 2005-2, Class 1CB2, 5.500%, 03/25/2035	163,451	152,986
Series 2005-9, Class 1CB3, 5.500%, 10/25/2035 §	382,777	350,100
Series 2005-11, Class 1CB4, 5.500%, 12/25/2035 §	229,200	208,019
Series 2006-5, Class CB7, 6.000%, 06/25/2046 §	874,402	743,210
Bear Stearns Asset Backed Securities I Trust,
Series 2004-AC2, Class 2A, 5.000%, 05/25/2034	1,086,401	1,093,755
Chase Mortgage Finance Trust,
Series 2006-A1, Class 2A3, 2.514%, 09/25/2036 §	3,038,138	2,700,033
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 §	336,181	333,879
Countrywide Alternative Loan Trust:
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 §	360,310	361,704
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021 §	1,539,238	1,409,758
Series 2006-J5, Class 3A1, 5.162%, 07/25/2021 §	294,098	291,246
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022	385,200	406,569
Series 2002-11, Class A4, 6.250%, 10/25/2032	56,979	58,226
Series 2003-20CB, Class 1A1, 5.500%, 10/25/2033	5,946,420	6,371,352
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 §	1,127,866	949,602
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2006-AR5, Class 21A, 6.000%, 10/25/2021 §	533,809	467,174
First Horizon Alternative Mortgage Securities Trust:
Series 2005-FA7, Class 2A1, 5.000%, 09/25/2020	214,200	218,805
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021	329,613	327,106
Series 2006-FA8, Class 2A1, 5.750%, 02/25/2037 §	1,273,082	1,113,376
J.P. Morgan Alternative Loan Trust,
Series 2006-A1, Class 2A1, 2.553%, 03/25/2036 §	564,288	447,773
J.P. Morgan Mortgage Trust:
Series 2005-A4, Class 1A1, 5.235%, 07/25/2035	3,697,690	3,744,551
Series 2006-A7, Class 2A2, 2.612%, 01/25/2037 §	338,728	302,375
Series 2006-A7, Class 2A4R, 2.612%, 01/25/2037 §	1,447,196	1,288,163
Series 2007-A2, Class 2A3, 2.550%, 04/25/2037	3,789,817	3,412,446
MASTR Alternative Loan Trust:
Series 2004-2, Class 6A1, 5.250%, 12/25/2018	4,165,744	4,339,231
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	519,644	528,518
Series 2004-2, Class 4A1, 5.000%, 02/25/2019	31,921	32,814
Series 2004-4, Class 4A1, 5.000%, 04/25/2019	422,736	432,262
Series 2003-5, Class 6A1, 6.000%, 08/25/2033	467,518	498,367
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 05/25/2019	209,605	212,854
RFMSI Series Trust,
Series 2003-S11, Class A2, 4.000%, 06/25/2018	17,022	17,154
Salomon Brothers Mortgage Securities VII, Inc.,
Series 2003-UP2, Class A2, 7.000%, 06/25/2033	370,853	399,917
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-7XS, Class 1A4B, 5.440%, 04/25/2035	352,414	371,477
WaMu Mortgage Pass-Through Certificates:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	518,620	532,751
Series 2004-CB2, Class 7A, 5.500%, 08/25/2019	1,005,479	1,037,012
Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	78,400	81,765
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	312,750	326,494
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	234,102	242,941
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034	12,952,524	13,859,110
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034	7,211,619	7,860,059
		65,473,173	2.4%
Asset Backed Securities
Accredited Mortgage Loan Trust,
Series 2006-2, Class A3, 0.305%, 09/25/2036	8,126,783	7,953,951
AMRESCO Residential Securities Corp Mortgage Loan Trust,
Series 1997-3, Class A9, 6.960%, 03/25/2027	1	1
Bayview Financial Mortgage Pass-Through Trust:
Series 2006-A, Class 1A2, 5.483%, 02/28/2041	422,621	429,491
Series 2007-B, Class 1A2, 6.831%, 08/28/2047	2,231,398	1,862,979
Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3, 6.150%, 06/15/2039	4,166,000	5,276,022
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4, Class A2D, 0.515%, 10/25/2035	13,444,221	13,282,904
Conseco Financial Corp.:
Series 1993-3, Class A7, 6.400%, 10/15/2018	68,755	70,530
Series 1993-4, Class A5, 7.050%, 01/15/2019	34,727	35,734
Series 1997-1, Class A5, 6.860%, 03/15/2028	2,887	2,906
Series 1998-2, Class A5, 6.240%, 12/01/2028	696,015	719,354
Series 1997-6, Class A8, 7.070%, 01/15/2029	11,542	11,791
Series 1998-3, Class A5, 6.220%, 03/01/2030	707,405	750,062
Series 1998-4, Class A5, 6.180%, 04/01/2030	413,230	424,097

Contimortgage Home Equity Loan Trust,
Series 1997-2, Class A9, 7.090%, 04/15/2028	24	24
Countrywide Asset-Backed Certificates:
Series 2004-13, Class AF4, 4.583%, 01/25/2033	1,409,527	1,425,490
Series 2004-S1, Class A3, 5.115%, 02/25/2035	1,182,439	1,206,357
Series 2004-15, Class AF6, 4.613%, 04/25/2035	1,850,382	1,861,897
Series 2005-1, Class AF6, 5.030%, 07/25/2035	3,104,479	3,162,893
Series 2005-11, Class AF3, 4.778%, 02/25/2036	6,929,910	7,073,124
Series 2005-10, Class AF6, 4.901%, 02/25/2036	1,984,445	1,968,698
Series 2005-13, Class AF3, 5.024%, 04/25/2036	3,106,957	2,654,136
Series 2005-17, Class 1AF5, 5.045%, 05/25/2036 §	888,683	1,056,896
Series 2005-17, Class 1AF2, 5.045%, 05/25/2036 §	323,869	413,554
Series 2006-10, Class 1AF3, 4.971%, 09/25/2046 §	1,297,505	844,535
Credit-Based Asset Servicing and Securitization LLC,
Series 2005-CB8, Class AF2, 4.230%, 12/25/2035	293,017	290,823
CWHEQ Home Equity Loan Trust,
Series 2007-S1, Class A6, 5.693%, 11/25/2036	748,470	720,757
Deutsche Mortgage Securities Inc Mortgage Loan Trust,
Series 2004-4, Class 1A6, 6.000%, 04/25/2034	51,785	53,054
First Franklin Mortgage Loan Trust,
Series 2006-FFH1, Class A4, 0.455%, 01/25/2036	5,000,000	4,831,545
GE Capital Mortgage Services Inc. Trust,
Series 1999-HE1, Class A7, 6.265%, 04/25/2029	2,895	2,918
GE Mortgage Services LLC,
Series 1997-HE4, Class A7, 6.735%, 12/25/2028	98	99
GSAA Home Equity Trust,
Series 2004-6, Class A1, 0.955%, 06/25/2034	3,909,897	3,824,196
GSAMP Trust,
Series 2005-WMC2, Class A2C, 0.505%, 11/25/2035	1,178,661	1,143,087
Imc Home Equity Loan Trust,
Series 1997-5, Class A10, 6.880%, 11/20/2028	6,957	6,946
Impac CMB Trust,
Series 2004-4, Class 2A2, 4.609%, 09/25/2034	152,339	153,785
J.P. Morgan Mortgage Acquisition Trust:
Series 2006-CH1, Class A1, 0.285%, 07/25/2036	9,770,758	9,402,166
Series 2007-CH1, Class AV4, 0.285%, 11/25/2036	2,316,257	2,303,756
MortgageIT Trust,
Series 2005-2, Class 1A1, 0.415%, 05/25/2035	4,853,625	4,657,441
Nationstar Home Equity Loan Trust,
Series 2006-B, Class AV3, 0.325%, 09/25/2036	7,254,819	7,232,525
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 11/15/2017	41,256	42,965
Pemex Finance Ltd.,
10.610%, 08/15/2017 f	2,008,500	2,246,336
RAAC Series Trust,
Series 2004-SP1, Class AI4, 5.285%, 08/25/2027	49,991	49,972
RAMP Series Trust:
Series 2003-RS7, Class AI6, 5.340%, 08/25/2033	449,601	451,071
Series 2005-RS1, Class AI6, 4.713%, 01/25/2035	163,924	165,840
RASC Series Trust:
Series 2003-KS2, Class AI6, 3.990%, 04/25/2033	602,821	602,339
Series 2003-KS5, Class AI6, 3.620%, 07/25/2033	34,397	33,410
Series 2004-KS2, Class AI6, 4.300%, 03/25/2034	70,936	71,735
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF3, 5.612%, 04/25/2037	2,608,271	1,482,971
Securitized Asset Backed Receivables LLC Trust,
Series 2005-OP2, Class A1, 0.480%, 10/25/2035 (Acquired 03/13/2014, Cost $3,126,969) *	3,165,549	3,125,882
Specialty Underwriting & Residential Finance Trust:
Series 2004-BC4, Class A1A, 0.825%, 10/25/2035	3,992,142	3,881,452
Series 2006-BC1, Class A2D, 0.455%, 12/25/2036	2,800,000	2,698,027
Structured Asset Securities Corp.,
Series 2005-WF1, Class A3, 0.815%, 02/25/2035	12,251,084	12,175,519
		114,138,043	4.3%
Commercial Mortgage Backed Securities
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	9,155,430	9,389,498
CD Commercial Mortgage Trust,
Series 2005-CD1, Class A4, 5.400%, 07/15/2044	11,648,683	11,964,362
COMM Mortgage Trust:
Series 2005-C6, Class A5A, 5.116%, 06/10/2044	26,642,304	27,119,548
Series 2012-CR1, Class A3, 3.391%, 05/15/2045	7,813,462	7,984,905
Series 2012-CR2, Class A4, 3.147%, 08/15/2045	14,880,536	14,908,735
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C5, Class A4, 5.100%, 08/15/2038	13,133,777	13,403,899
FHLMC Multifamily Structured Pass Through Certificates,
Series K-003, Class A4, 5.053%, 01/25/2019	12,525,000	14,013,020
GE Capital Commercial Mortgage Corp.,
Series 2005-C4, Class A4, 5.490%, 11/10/2045	9,751,208	10,012,209
GS Mortgage Securities Corp II,
Series 2012-GCJ9, Class A3, 2.773%, 11/10/2045	20,412,320	19,867,474
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2005-CB12, Class A4, 4.895%, 09/12/2037	10,399,264	10,573,805
J.P. Morgan Chase Commercial Mortgage Trust,
Series 2013-LC11, Class A5, 2.960%, 04/15/2046	11,652,913	11,375,131
JPMBB Commercial Mortgage Securities Trust,
Series A-3, 3.928%, 01/15/2047	8,300,000	8,685,228
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C6, Class A4, 2.858%, 11/15/2045	17,180,945	16,775,578
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class A4, 5.449%, 12/15/2044	9,711,082	10,047,745
Wells Fargo Commercial Mortgage Trust,
Series A-3, 3.986%, 07/15/2046	9,300,000	9,795,792
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.440%, 04/15/2045	10,964,220	11,258,006
Series 2014-C21, Class A5, 3.678%, 08/15/2047	10,154,000	10,340,550
		217,515,485	8.1%
Total Long-Term Investments (Cost $2,549,732,755)		2,601,021,567	96.9%

	Shares
SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Short-Term Investments Trust - Liquid Assets Portfolio, 0.06% «	35,998,042	35,998,042
Total Short-Term Investments (Cost $35,998,042)		35,998,042	1.3%

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING
Investment Companies
Mount Vernon Securities Lending Trust Prime Portfolio, 0.19% «	231,421,845	231,421,845
Total Investment Companies (Cost $231,421,845)		231,421,845	8.6%

Total Investments Purchased With Cash Proceeds From
Securities Lending (Cost $231,421,845)		231,421,845	8.6%
Total Investments (Cost $2,817,152,642)		2,868,441,454	106.8%
Liabilities in Excess of Other Assets		(182,953,687)	(6.8)%
TOTAL NET ASSETS		$2,685,487,767	100.0%

Notes to Schedule of Investments
*
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2014, the value of these securities total $305,650,827, which represents 11.4% of total net assets.

@	This security or portion of this security is out on loan at September 30, 2014.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
§	Security in Default

Baird Aggregate Bond Fund
Schedule of Investments, September 30, 2014 (Unaudited)
Summary of Fair Value Exposure at September 30, 2014 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require  additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during  the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

  Level 1  -  Unadjusted quoted prices in active markets for identical unrestricted securities.
  Level 2  -  Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
  Level 3  -  Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$-	$577,483,510	$-	$577,483,510
Taxable Municipal Bonds	-	71,679,608	-	71,679,608
Other Government Related Securities	-	55,390,996	-	55,390,996
Corporate Bonds	-	915,344,298	-	915,344,298
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	-	583,996,454	-	583,996,454
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	-	65,473,173	-	65,473,173
Asset Backed Securities	-	114,138,043	-	114,138,043
Commercial Mortgage Backed Securities	-	217,515,485	-	217,515,485
Total Long-Term Investments	-	2,601,021,567	-	2,601,021,567

Short-Term Investment
Money Market Mutual Fund	35,998,042	-	-	35,998,042
Total Short-Term Investment	35,998,042	-	-	35,998,042

Investments Purchased with Cash
Proceeds from Securities Lending
Investment Companies	231,421,845	-	-	231,421,845
Total Investments Purchased with
Cash Proceeds from Securities Lending	231,421,845	-	-	231,421,845

Total Investments	$267,419,887	$2,601,021,567	$-	$2,868,441,454

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

Baird Core Plus Bond Fund
Schedule of Investments
September 30, 2014 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
1.250%, 04/30/2019 @	$197,475,000	$193,525,500
2.625%, 08/15/2020	275,550,000	284,849,812
5.250%, 11/15/2028 @	102,325,000	131,647,457
4.375%, 02/15/2038 @	21,050,000	25,552,721
3.500%, 02/15/2039 @	176,225,000	187,486,835
		823,062,325	18.2%
Taxable Municipal Bonds
Bellevue Union School District,
5.000%, 08/01/2028	625,000	628,681
California Qualified School Bond Joint Powers Authority:
6.739%, 09/01/2026	2,415,000	2,625,177
7.155%, 03/01/2027	1,700,000	1,893,324
California School Finance Authority,
5.041%, 07/01/2020	1,500,000	1,629,360
Central Valley Support Joint Powers Agency,
5.676%, 09/01/2024	1,500,000	1,575,720
Colton Joint Unified School District,
6.008%, 08/01/2026	1,250,000	1,402,975
County of Contra Costa CA,
5.140%, 06/01/2017	1,300,000	1,384,318
Elgin Local School District,
5.499%, 08/31/2027 (Callable 12/01/2019)	1,000,000	1,041,940
Government Development Bank for Puerto Rico,
4.704%, 05/01/2016	875,000	756,586
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 06/01/2015)	2,810,000	2,825,202
New Hampshire Housing Finance Authority:
3.100%, 07/01/2021	2,045,000	2,083,303
3.750%, 07/01/2034 (Callable 07/01/2023)	8,400,000	8,780,352
New Jersey Economic Development Authority,
1.802%, 06/15/2017	15,000,000	14,895,150
North Carolina Housing Finance Agency:
2.870%, 07/01/2032 (Callable 01/01/2024)	7,000,000	7,086,100
2.812%, 07/01/2035 (Callable 01/01/2024)	9,430,000	9,584,558
North East Independent School District/TX,
5.240%, 08/01/2027	3,000,000	3,507,870
Port of Oakland,
5.000%, 11/01/2020 (Callable 11/01/2017)	2,900,000	3,195,858
San Dieguito Public Facilities Authority,
6.459%, 05/01/2027	1,825,000	2,058,527
State of California,
5.500%, 03/01/2016	2,000,000	2,131,040
State of Illinois:
4.421%, 01/01/2015	1,600,000	1,614,352
4.961%, 03/01/2016	2,000,000	2,101,500
5.163%, 02/01/2018	3,000,000	3,224,130
State Public School Building Authority,
5.000%, 09/15/2027	1,998,000	2,202,076
Three Rivers Local School District,
5.209%, 09/15/2027 (Callable 12/01/2020)	1,350,000	1,417,730
Town of Davie FL Water & Sewer Revenue,
6.599%, 10/01/2030 (Callable 10/01/2020)	1,000,000	1,163,790
West Contra Costa Unified School District,
6.250%, 08/01/2030	4,320,000	5,105,160
Westlake City School District,
5.227%, 12/01/2026 (Callable 12/01/2020)	1,160,000	1,203,639
		87,118,418	1.9%
Other Government Related Securities
Centrais Eletricas Brasileiras SA:
6.875%, 07/30/2019 (Acquired 12/06/2012, Cost $3,385,085) * f	3,000,000	3,255,000
5.750%, 10/27/2021 (Acquired 10/20/2011, Cost $4,000,000) * @ f	4,000,000	4,045,000
CNOOC Curtis Funding No.1 Pty Ltd,

4.500%, 10/03/2023 (Acquired 02/26/2014, Cost $5,039,809) * f	5,000,000	5,187,580
CNOOC Finance 2013 Ltd,
3.000%, 05/09/2023 f	2,415,000	2,244,064
CNOOC Nexen Finance (2014) ULC,
4.250%, 04/30/2024 f	4,000,000	4,054,048
CNPC General Capital Ltd,
2.750%, 05/14/2019 (Acquired 05/07/2014, Cost $1,983,740) * f	2,000,000	1,991,858
CNPC HK Overseas Capital Ltd,
5.950%, 04/28/2041 (Acquired 04/20/2011, Cost $978,120) * f	1,000,000	1,196,384
Comision Federal de Electricidad,
5.750%, 02/14/2042 (Acquired 02/08/2012, Cost $5,116,800) * f	5,200,000	5,499,000
Corp Andina de Fomento,
4.375%, 06/15/2022 f	3,956,000	4,227,912
Eksportfinans ASA,
2.000%, 09/15/2015 f	11,124,000	11,110,095
Korea Electric Power Corporation,
6.750%, 08/01/2027 f	490,000	606,951
Korea Expressway Corporation,
1.625%, 04/28/2017 (Acquired 04/22/2014, Cost $2,643,057) * f	2,650,000	2,643,375
Korea Hydro & Nuclear Power Co., Ltd.,
3.125%, 09/16/2015 (Acquired 09/09/2010, Cost $493,770) * f	500,000	509,950
Nexen Energy ULC,
7.500%, 07/30/2039 f	6,175,000	8,516,881
Petrobras Global Finance B.V.,
3.000%, 01/15/2019 f	3,000,000	2,922,030
Petrobras International Finance Company S.A.:
3.875%, 01/27/2016 f	5,800,000	5,936,300
7.875%, 03/15/2019 f	5,000,000	5,732,900
5.375%, 01/27/2021 @ f	3,200,000	3,234,624
Petroleos Mexicanos:
4.875%, 03/15/2015 f	4,809,000	4,896,476
4.875%, 01/24/2022 f	2,500,000	2,656,250
6.500%, 06/02/2041 f	4,000,000	4,626,800
Portigon AG,
4.796%, 07/15/2015 f	1,885,000	1,925,952
PTT Public Company Limited,
3.375%, 10/25/2022 (Acquired 10/19/2012, Cost $4,958,500) * f	5,000,000	4,806,250
Sinopec Group Overseas Development [2014] Ltd.,
4.375%, 04/10/2024 (Acquired 04/02/2014, Cost $1,496,505) * f	1,500,000	1,539,637
State Bank of India,
4.125%, 08/01/2017 (Acquired 07/25/2012, Cost $6,939,800) * f	7,000,000	7,296,667
The Export-Import Bank of Korea:
5.875%, 01/14/2015 f	3,500,000	3,550,095
4.000%, 01/29/2021 f	2,400,000	2,521,968
The Korea Development Bank,
3.000%, 09/14/2022 @ f	4,400,000	4,296,947
		111,030,994	2.5%
Corporate Bonds
Industrials
21st CENTURY FOX AMERICA, INC.:
3.700%, 09/15/2024 (Acquired 09/10/2014, Cost $4,023,350) *	4,025,000	3,989,286
4.750%, 09/15/2044 (Acquired 09/10/2014, Cost $1,948,459) *	1,950,000	1,957,921
A.P. Meoller - Maersk A/S,
3.750%, 09/22/2024 (Acquired 09/15/2014, Cost $4,459,830) * f	4,475,000	4,486,872
AbbVie Inc.:
1.750%, 11/06/2017	7,450,000	7,424,603
2.000%, 11/06/2018	10,835,000	10,667,838
Access Midstream Partners LP / ACMP Finance Corp,
6.125%, 07/15/2022	300,000	319,500
Acuity Brands Lighting, Inc.,
6.000%, 12/15/2019	700,000	778,487
ADT Corp.:
2.250%, 07/15/2017	2,810,000	2,739,750
3.500%, 07/15/2022	1,200,000	1,038,000
Altera Corporation,
4.100%, 11/15/2023	3,000,000	3,112,578
Ameritech Capital Funding Corporation,
6.450%, 01/15/2018	3,175,000	3,586,258
Anadarko Petroleum Corporation:
5.950%, 09/15/2016	2,225,000	2,427,050
6.375%, 09/15/2017	968,000	1,097,246

8.700%, 03/15/2019	3,700,000	4,653,601
6.450%, 09/15/2036	1,725,000	2,102,114
Anglo American Capital PLC,
9.375%, 04/08/2019 (Acquired 09/20/2011 through 07/11/2012, Cost $6,705,074) * f	5,500,000	6,980,033
ArcelorMittal S.A.:
5.000%, 02/25/2017 f	5,000,000	5,174,500
6.750%, 02/25/2022 @ f	2,000,000	2,147,500
AT&T Inc.:
6.300%, 01/15/2038	11,000,000	13,013,957
5.550%, 08/15/2041 @	1,000,000	1,086,341
Atlas Air, Inc. Pass Through Trust,
Series 00-1, 8.707%, 01/02/2019	155,272	164,976
Beam Suntory Inc.,
3.250%, 05/15/2022	2,000,000	1,965,750
Bemis Company, Inc.,
4.500%, 10/15/2021	1,000,000	1,075,713
BP Capital Markets:
0.865%, 09/26/2018 f	5,000,000	5,031,545
4.750%, 03/10/2019 f	1,500,000	1,652,095
Browning-Ferris Industries, Inc.,
9.250%, 05/01/2021	1,600,000	2,024,557
Bunge Limited Finance Corp.,
8.500%, 06/15/2019	9,490,000	11,785,470
Bunge N.A. Finance L.P.,
5.900%, 04/01/2017	2,424,000	2,675,444
CareFusion Corporation,
3.875%, 05/15/2024	3,000,000	2,995,665
CenturyLink, Inc.,
Series R, 5.150%, 06/15/2017	2,000,000	2,095,000
CF Industries, Inc.:
3.450%, 06/01/2023 @	2,000,000	1,960,580
5.375%, 03/15/2044	5,000,000	5,232,450
Chesapeake Energy Corporation,
6.500%, 08/15/2017	3,544,000	3,845,240
Cliffs Natural Resources Inc.,
4.950%, 01/15/2018 @	11,579,000	9,957,940
Comcast Cable Communications Holdings, Inc.,
9.455%, 11/15/2022	2,030,000	2,915,399
Comcast Corporation:
4.250%, 01/15/2033	5,900,000	5,971,620
4.650%, 07/15/2042	2,000,000	2,065,194
Computer Sciences Corporation,
4.450%, 09/15/2022	2,000,000	2,025,000
ConocoPhillips Canada Funding Company I,
5.950%, 10/15/2036 f	845,000	1,048,592
Continental Airlines Pass Through Trust,
Series 974A, 6.900%, 01/02/2018	31,877	33,789
Cox Communications, Inc.:
2.950%, 06/30/2023 (Acquired 04/24/2013, Cost $5,226,900) * @	5,250,000	4,913,895
4.700%, 12/15/2042 (Acquired 11/26/2012, Cost $4,999,050) *	5,000,000	4,822,395
CSX Corporation,
6.220%, 04/30/2040	175,000	219,078
D.R. Horton, Inc.,
4.750%, 05/15/2017 @	1,000,000	1,037,500
Daimler Finance North America LLC,
1.875%, 01/11/2018 (Acquired 01/07/2013, Cost $2,116,139) *	2,125,000	2,122,839
Danone,
3.000%, 06/15/2022 (Acquired 05/29/2012, Cost $3,489,465) * f	3,500,000	3,474,244
DCP Midstream, LLC:
9.750%, 03/15/2019 (Acquired 02/29/2012 through 12/12/2012, Cost $11,105,817) *	9,155,000	11,723,032
4.750%, 09/30/2021 (Acquired 09/14/2011 through 11/18/2011, Cost $2,250,697) *	2,245,000	2,385,097
Deutsche Telekom International Finance B.V.:
6.750%, 08/20/2018 f	1,250,000	1,459,436
8.750%, 06/15/2030 f	825,000	1,199,532
Devon Financing Corporation, L.L.C.,
7.875%, 09/30/2031	5,000,000	6,986,380
DISH DBS Corporation,
5.000%, 03/15/2023	2,500,000	2,398,438
Dollar General Corporation:
4.125%, 07/15/2017	275,000	287,208
1.875%, 04/15/2018	2,100,000	2,022,531

Eaton Corporation:
2.750%, 11/02/2022	2,500,000	2,410,410
4.000%, 11/02/2032	3,660,000	3,620,790
Ecolab Inc.,
1.450%, 12/08/2017	5,200,000	5,160,074
El Paso Pipeline Partners Operating Company, L.L.C.,
7.500%, 11/15/2040	2,500,000	3,166,185
Encana Corporation,
6.500%, 05/15/2019 f	500,000	585,536
Energy Transfer Partners, L.P.:
9.700%, 03/15/2019	1,189,000	1,521,491
5.200%, 02/01/2022	1,000,000	1,072,195
3.600%, 02/01/2023	5,000,000	4,867,005
Enogex LLC,
6.250%, 03/15/2020 (Acquired 10/25/2012 through 05/10/2013, Cost $3,575,502) *	3,190,000	3,643,768
Enterprise Products Operating LLC,
3.350%, 03/15/2023 @	10,000,000	9,842,190
Express Scripts Holding Company:
7.250%, 06/15/2019	4,600,000	5,556,308
4.750%, 11/15/2021	4,700,000	5,132,766
Fidelity National Information Services, Inc.:
3.500%, 04/15/2023 @	4,100,000	4,041,079
3.875%, 06/05/2024	7,000,000	6,992,538
Fiserv, Inc.:
3.125%, 06/15/2016	2,475,000	2,557,764
4.625%, 10/01/2020	3,000,000	3,239,514
3.500%, 10/01/2022	11,500,000	11,540,825
Florida Gas Transmission Company, LLC,
3.875%, 07/15/2022 (Acquired 06/12/2012, Cost $2,996,190) *	3,000,000	3,042,543
Fomento Economico Mexicano, S.A.B. de C.V.:
2.875%, 05/10/2023 f	6,000,000	5,582,280
4.375%, 05/10/2043 f	4,000,000	3,627,200
Ford Motor Credit Company LLC:
2.500%, 01/15/2016	2,000,000	2,036,784
4.207%, 04/15/2016	2,680,000	2,802,787
8.000%, 12/15/2016	2,000,000	2,274,948
3.000%, 06/12/2017	3,000,000	3,096,228
6.625%, 08/15/2017	1,063,000	1,201,699
Forest Laboratories, Inc.
5.000%, 12/15/2021 (Acquired 08/26/2014 through 09/29/2014, Cost $20,145,814) * @	18,608,000	19,889,812
Freeport-McMoRan Inc.:
3.100%, 03/15/2020	3,800,000	3,770,219
3.550%, 03/01/2022 @	5,000,000	4,885,725
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas Inc.:
6.500%, 11/15/2020	4,414,000	4,833,860
6.750%, 02/01/2022	2,649,000	2,933,768
Georgia-Pacific LLC,
5.400%, 11/01/2020 (Acquired 10/27/2010, Cost $994,130) *	1,000,000	1,129,986
Glencore Canada Corporation,
5.375%, 06/01/2015 f	2,000,000	2,061,570
Glencore Finance (Canada) Limited:
4.950%, 11/15/2021 (Acquired 11/03/2011, Cost $1,997,480) * f	2,000,000	2,128,330
4.250%, 10/25/2022 (Acquired 10/18/2012 through 05/22/2013, Cost $7,123,576) * f	7,000,000	7,015,106
Glencore Funding LLC,
4.125%, 05/30/2023 (Acquired 05/22/2013 through 04/03/2014, Cost $12,192,023) *	12,300,000	12,173,396
Grupo Bimbo, S.A.B. de C.V.,
3.875%, 06/27/2024 (Acquired 06/27/2014, Cost $7,011,260) * f	7,000,000	6,908,650
GTE Corporation,
8.750%, 11/01/2021	975,000	1,305,532
Gulf South Pipeline Company, LP,
4.000%, 06/15/2022	3,000,000	3,023,496
H. J. Heinz Finance Company,
6.750%, 03/15/2032	10,000,000	10,688,100
Hanson Limited,
6.125%, 08/15/2016 f	12,957,000	13,863,990
Hewlett-Packard Company,
4.650%, 12/09/2021	4,000,000	4,332,620
Hospira, Inc.,
6.050%, 03/30/2017	10,000,000	10,922,430
Hutchison Whampoa International (09/16) Limited,
4.625%, 09/11/2015 (Acquired 08/19/2010 through 12/28/2011, Cost $3,610,199) * f	3,563,000	3,686,087

Hutchison Whampoa International (11) Limited,
3.500%, 01/13/2017 (Acquired 01/10/2012, Cost $1,990,380) * f	2,000,000	2,093,678
Hutchison Whampoa International (12) (II) Limited,
3.250%, 11/08/2022 (Acquired 11/05/2012, Cost $3,581,424) * f	3,600,000	3,547,483
Hyundai Capital Services, Inc.:
4.375%, 07/27/2016 (Acquired 04/05/2013, Cost $1,152,193) * f	1,100,000	1,159,069
1.034%, 03/18/2017 (Acquired 03/11/2014, Cost $2,400,000) * f	2,400,000	2,408,719
3.500%, 09/13/2017 (Acquired 03/06/2012 through 08/29/2014, Cost $11,041,369) * f	10,640,000	11,102,212
Ingredion Incorporated,
1.800%, 09/25/2017	5,650,000	5,673,080
Johnson Controls, Inc.,
5.250%, 12/01/2041	1,150,000	1,239,238
Kinder Morgan Energy Partners, L.P.:
9.000%, 02/01/2019	1,658,000	2,065,797
6.850%, 02/15/2020	4,645,000	5,447,740
6.500%, 02/01/2037	400,000	453,593
6.950%, 01/15/2038	350,000	408,272
Kinder Morgan Finance Company LLC:
5.700%, 01/05/2016 @ f	2,536,000	2,615,250
6.000%, 01/15/2018 (Acquired 12/06/2010, Cost $999,930) *	1,000,000	1,088,750
Kinross Gold Corporation,
6.875%, 09/01/2041 f	5,500,000	5,615,143
Kraft Foods Group Inc,
5.000%, 06/04/2042	1,000,000	1,045,453
Lafarge S.A.:
6.200%, 07/09/2015 (Acquired 10/01/2013, Cost $514,657) * f	500,000	516,850
6.500%, 07/15/2016 f	4,343,000	4,657,868
7.125%, 07/15/2036 f	1,225,000	1,378,125
Marathon Petroleum Corporation:
3.625%, 09/15/2024	2,500,000	2,447,147
4.750%, 09/15/2044	2,375,000	2,279,915
Martin Marietta Materials, Inc.:
6.600%, 04/15/2018	475,000	540,308
6.250%, 05/01/2037	450,000	486,945
Masco Corporation:
6.125%, 10/03/2016	2,150,000	2,294,050
7.125%, 03/15/2020	1,000,000	1,150,000
Murphy Oil Corporation,
4.000%, 06/01/2022	12,600,000	12,714,484
Mylan Inc.:
6.000%, 11/15/2018 (Acquired 02/06/2013, Cost $4,140,709) *	4,000,000	4,144,796
7.875%, 07/15/2020 (Acquired 07/16/2013, Cost $5,428,341) *	5,000,000	5,453,915
4.200%, 11/29/2023	4,525,000	4,651,062
Nabors Industries, Inc.,
6.150%, 02/15/2018	250,000	282,138
National Oilwell Varco, Inc.,
Series B, 6.125%, 08/15/2015	2,655,000	2,657,267
New Cingular Wireless Services, Inc.,
8.750%, 03/01/2031	3,050,000	4,643,445
Northern Tier Energy LLC / Northern Tier Finance Corp:
7.125%, 11/15/2020	4,000,000	4,220,000
7.125%, 11/15/2020	2,350,000	2,479,250
NuStar Logistics, L.P.:
4.800%, 09/01/2020	4,275,000	4,162,781
6.750%, 02/01/2021	3,000,000	3,262,500
Oi S.A.,
5.750%, 02/10/2022 (Acquired 02/06/2012, Cost $3,000,000) * @ f	3,000,000	2,805,300
ONEOK Partners, L.P.:
3.375%, 10/01/2022	9,500,000	9,263,706
5.000%, 09/15/2023	5,800,000	6,269,899
Oracle Corporation,
3.400%, 07/08/2024	8,850,000	8,822,140
Orange,
2.750%, 09/14/2016 f	1,050,000	1,081,571
Pactiv LLC,
7.950%, 12/15/2025	1,138,000	1,200,590
PCCW-HKT Capital No. 3 Limited,
5.250%, 07/20/2015 (Acquired 09/29/2008 through 12/20/2010, Cost $777,767) * f	775,000	799,555
Pearson Funding Two plc,
4.000%, 05/17/2016 (Acquired 07/17/2012, Cost $9,005,015) * f	8,700,000	9,089,978
Pentair Finance S.A.,

2.650%, 12/01/2019 f	5,000,000	4,967,215
Petrofac Limited,
3.400%, 10/10/2018 (Acquired 10/03/2013 through 09/19/2014, Cost $11,384,840) * f	11,350,000	11,665,348
Pioneer Natural Resources Company,
6.875%, 05/01/2018	14,075,000	16,262,114
Plum Creek Timberlands, L.P.:
5.875%, 11/15/2015	1,200,000	1,264,256
4.700%, 03/15/2021	1,200,000	1,303,566
3.250%, 03/15/2023	8,375,000	8,046,022
POSCO,
4.250%, 10/28/2020 (Acquired 10/21/2010, Cost $2,165,365) * f	2,175,000	2,316,373
Qwest Capital Funding, Inc.,
7.625%, 08/03/2021	200,000	222,500
R.R. Donnelley & Sons Company:
8.600%, 08/15/2016	1,250,000	1,356,250
6.125%, 01/15/2017	76,000	78,090
Reliance Holding USA, Inc.:
4.500%, 10/19/2020 (Acquired 10/14/2010 through 10/18/2010, Cost $1,988,700) *	2,000,000	2,092,374
5.400%, 02/14/2022 (Acquired 02/09/2012 through 02/23/2012, Cost $3,514,896) *	3,500,000	3,820,712
Republic Services, Inc.,
3.550%, 06/01/2022	4,000,000	4,064,968
Rio Tinto Finance (USA) Limited,
9.000%, 05/01/2019 f	11,000,000	14,086,402
Rockies Express Pipeline LLC:
3.900%, 04/15/2015 (Acquired 09/15/2011 through 01/08/2013, Cost $2,852,898) *	2,850,000	2,842,875
6.850%, 07/15/2018 (Acquired 12/21/2011, Cost $2,025,563) *	2,000,000	2,130,000
5.625%, 04/15/2020 (Acquired 12/10/2010 through 12/29/2011, Cost $2,700,368) *	2,695,000	2,775,850
Samarco Mineracao S.A.:
5.750%, 10/24/2023 (Acquired 10/21/2013, Cost $2,447,255) * f	2,475,000	2,544,300
5.375%, 09/26/2024 (Acquired 09/23/2014, Cost $2,119,305) * f	2,125,000	2,098,863
Schneider Electric SE,
2.950%, 09/27/2022 (Acquired 09/20/2012, Cost $4,986,700) * f	5,000,000	4,927,175
Seagate HDD Cayman,
6.875%, 05/01/2020 f	10,447,000	11,073,820
Sealed Air Corporation,
8.375%, 09/15/2021 (Acquired 09/16/2011 through 09/19/2011, Cost $2,288,360) *	2,250,000	2,497,500
SK Telecom Co., Ltd.,
6.625%, 07/20/2027 (Acquired 07/13/2007 through 04/30/2013, Cost $997,000) * f	960,000	1,204,646
Sonoco Products Company,
4.375%, 11/01/2021	1,000,000	1,053,516
Sprint Capital Corporation:
6.900%, 05/01/2019	675,000	709,594
8.750%, 03/15/2032	300,000	327,375
Sprint Communications, Inc.,
6.000%, 12/01/2016	200,000	210,375
Sunoco Logistics Partners Operations L.P.:
3.450%, 01/15/2023	2,000,000	1,939,798
6.100%, 02/15/2042	1,000,000	1,123,543
Sunoco, Inc.,
5.750%, 01/15/2017	701,000	763,183
Telecom Italia Capital:
5.250%, 10/01/2015 f	4,250,000	4,366,875
7.200%, 07/18/2036 f	2,900,000	3,103,000
Telecom Italia S.p.A.,
5.303%, 05/30/2024 (Acquired 05/22/2014, Cost $5,000,000) * f	5,000,000	4,900,000
Telefonica Emisiones S.A.U.:
6.421%, 06/20/2016 f	3,950,000	4,292,872
6.221%, 07/03/2017 f	8,942,000	9,976,321
5.462%, 02/16/2021 f	1,000,000	1,113,656
4.570%, 04/27/2023 @ f	1,000,000	1,044,089
7.045%, 06/20/2036 f	200,000	253,346
The Dow Chemical Company,
4.125%, 11/15/2021	835,000	877,400
The Timken Company,
3.875%, 09/01/2024 (Acquired 08/13/2014, Cost $8,901,090) *	9,000,000	8,859,204
The Williams Companies, Inc.:
7.875%, 09/01/2021	1,335,000	1,608,116
3.700%, 01/15/2023 @	3,000,000	2,833,869
Series A, 7.500%, 01/15/2031	120,000	139,154
7.750%, 06/15/2031	3,500,000	4,213,167
5.750%, 06/24/2044	2,500,000	2,456,355

Time Warner Cable Inc.,
8.750%, 02/14/2019	1,132,000	1,424,974
Time Warner Companies, Inc.,
7.250%, 10/15/2017	2,300,000	2,673,306
Time Warner Inc.:
7.625%, 04/15/2031	13,375,000	18,053,187
7.700%, 05/01/2032	408,000	561,489
Transcontinental Gas Pipe Line Company, LLC,
4.450%, 08/01/2042	2,600,000	2,517,499
Transocean Inc.:
6.375%, 12/15/2021 f	5,500,000	5,850,300
3.800%, 10/15/2022 @ f	5,000,000	4,588,950
6.800%, 03/15/2038 @ f	878,000	854,995
TSMC Global Ltd,
1.625%, 04/03/2018 (Acquired 03/27/2013, Cost $2,997,990) * f	3,000,000	2,962,365
Tyco Electronics Group S.A.:
6.550%, 10/01/2017 f	5,243,000	5,970,146
7.125%, 10/01/2037 f	500,000	662,154
U.S. Airways Pass Through Trust,
Series 981B, 7.350%, 01/30/2018	311,469	335,608
United AirLines, Inc. Pass Through Trust,
Series 91A2, 10.020%, 03/22/2014 § † **	60,931	17,670
Vale Overseas Limited:
6.250%, 01/23/2017 f	3,850,000	4,241,468
4.375%, 01/11/2022 @ f	2,700,000	2,719,791
8.250%, 01/17/2034 f	425,000	532,207
6.875%, 11/10/2039 f	5,625,000	6,386,231
Valero Energy Corporation,
6.625%, 06/15/2037	5,000,000	5,969,340
Verizon Communications Inc.:
5.150%, 09/15/2023	10,000,000	11,073,690
6.400%, 09/15/2033	13,675,000	16,659,131
Vodafone Group Public Limited Company,
6.150%, 02/27/2037 f	500,000	574,040
Vulcan Materials Company:
7.000%, 06/15/2018	2,235,000	2,480,850
7.150%, 11/30/2037	500,000	512,500
Walgreen Co.,
5.250%, 01/15/2019	10,000,000	11,108,840
Weatherford International Ltd.,
6.750%, 09/15/2040 f	1,250,000	1,463,738
Westvaco Corporation:
9.750%, 06/15/2020	930,000	1,196,389
8.200%, 01/15/2030	1,540,000	2,020,109
Williams Partners L.P.:
5.250%, 03/15/2020	2,000,000	2,220,864
6.300%, 04/15/2040	1,590,000	1,865,951
WPX Energy, Inc.,
6.000%, 01/15/2022	4,000,000	4,124,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.,
4.250%, 05/30/2023 (Acquired 05/15/2013, Cost $4,000,000) *	4,000,000	3,790,000
Yara International ASA,
7.875%, 06/11/2019 (Acquired 12/03/2012 through 10/31/2013, Cost $7,167,655) * f	5,880,000	7,090,574
		846,552,088	18.7%
Utility
Appalachian Power Company,
Series P, 6.700%, 08/15/2037	1,150,000	1,498,271
Arizona Public Service Company,
8.750%, 03/01/2019	1,150,000	1,460,888
CMS Energy Corporation:
4.250%, 09/30/2015	3,000,000	3,099,738
5.050%, 03/15/2022	1,000,000	1,117,395
Constellation Energy Group, Inc.,
4.550%, 06/15/2015	750,000	769,670
Dominion Resources, Inc.,
Series B, 5.950%, 06/15/2035	1,880,000	2,274,804
ENEL Finance International N.V.,
6.800%, 09/15/2037 (Acquired 09/13/2007 through 09/29/2008, Cost $498,897) * f	500,000	612,303
Exelon Corporation,
4.900%, 06/15/2015	775,000	797,626
Exelon Generation Company, LLC:

6.200%, 10/01/2017	4,350,000	4,891,457
5.600%, 06/15/2042	6,100,000	6,517,045
IPALCO Enterprises, Inc.,
5.000%, 05/01/2018	1,000,000	1,053,750
KeySpan Corporation,
8.000%, 11/15/2030	1,875,000	2,595,516
Mega Advance Investments Ltd,
5.000%, 05/12/2021 (Acquired 05/09/2011 through 05/23/2012, Cost $2,813,138) * f	2,800,000	3,006,920
National Grid PLC,
6.300%, 08/01/2016 f	4,790,000	5,248,777
National Rural Utilities Cooperative Finance Corporation,
10.375%, 11/01/2018	6,673,000	8,787,033
NextEra Energy Capital Holdings, Inc.,
Series D, 7.300%, 09/01/2067	2,600,000	2,845,700
ONEOK, Inc.,
4.250%, 02/01/2022	6,150,000	6,062,978
PPL Energy Supply, LLC:
Series A, 5.700%, 10/15/2015	1,600,000	1,660,208
6.200%, 05/15/2016	3,070,000	3,260,914
PSEG Power LLC,
5.320%, 09/15/2016	3,077,000	3,327,886
Public Service Company of New Mexico,
7.950%, 05/15/2018	6,553,000	7,817,165
RGS I&M Funding Corp,
Series F*, 9.820%, 06/07/2022	166,325	196,737
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (Acquired 04/18/2012, Cost $5,958,960) * f	6,000,000	6,191,400
Trans-Allegheny Interstate Line Company,
4.000%, 01/15/2015 (Acquired 08/03/2012, Cost $2,869,077) *	2,850,000	2,877,032
Veolia Environnement SA,
6.000%, 06/01/2018 f	1,489,000	1,676,895
		79,648,108	1.7%
Finance
Abbey National Treasury Services plc,
4.000%, 03/13/2024 f	2,700,000	2,736,512
ABN AMRO Bank N.V.:
4.250%, 02/02/2017 (Acquired 01/30/2012, Cost $4,995,100) * f	5,000,000	5,316,000
2.500%, 10/30/2018 (Acquired 10/23/2013, Cost $1,996,820) * f	2,000,000	2,019,620
AIG SunAmerica Global Financing X,
6.900%, 03/15/2032 (Acquired 11/10/2011, Cost $2,128,165) *	2,000,000	2,654,494
Ally Financial Inc.:
6.750%, 12/01/2014	250,000	251,875
8.300%, 02/12/2015	1,065,000	1,086,300
4.625%, 06/26/2015	5,000,000	5,069,500
5.500%, 02/15/2017	7,275,000	7,566,000
8.000%, 12/31/2018	1,194,000	1,355,190
5.125%, 09/30/2024	3,000,000	2,940,000
American International Group, Inc.:
8.250%, 08/15/2018	4,525,000	5,527,084
6.400%, 12/15/2020	3,500,000	4,164,009
4.875%, 06/01/2022	3,625,000	3,987,225
AmSouth Bancorporation,
6.750%, 11/01/2025	710,000	810,910
Arden Realty Limited Partnership,
5.250%, 03/01/2015	1,090,000	1,098,439
Associates Corporation of North America,
6.950%, 11/01/2018	12,038,000	14,117,914
Australia and New Zealand Banking Group Limited,
4.500%, 03/19/2024 (Acquired 03/12/2014, Cost $8,987,760) * f	9,000,000	9,077,364
Banco Santander (Brasil) S.A.,
4.625%, 02/13/2017 (Acquired 02/06/2012, Cost $994,140) * f	1,000,000	1,043,750
Bank of America Corporation:
10.200%, 07/15/2015	2,675,000	2,869,703
6.875%, 04/25/2018	1,250,000	1,441,755
7.625%, 06/01/2019	6,000,000	7,248,342
3.300%, 01/11/2023	9,450,000	9,216,783
7.750%, 05/14/2038	725,000	979,670
BanPonce Trust I,
Series A, 8.327%, 02/01/2027	2,185,000	1,745,269
Barclays Bank PLC:
6.750%, 05/22/2019 f	9,850,000	11,707,227

3.750%, 05/15/2024 f	1,450,000	1,440,951
Berkshire Hathaway Finance Corporation,
4.400%, 05/15/2042	3,500,000	3,536,753
BNP Paribas:
2.375%, 09/14/2017 f	3,000,000	3,051,555
5.000%, 01/15/2021 f	5,000,000	5,554,115
3.250%, 03/03/2023 @ f	4,000,000	3,940,160
BNZ International Funding Limited,
2.350%, 03/04/2019 (Acquired 09/03/2014, Cost $7,970,960) * f	8,000,000	7,972,640
BPCE:
2.500%, 12/10/2018 f	5,500,000	5,513,420
5.700%, 10/22/2023 (Acquired 10/15/2013 through 9/30/2014, Cost $11,339,890) * f	11,000,000	11,700,810
4.000%, 04/15/2024 f	6,500,000	6,549,400
Capital One Financial Corporation:
3.150%, 07/15/2016	1,015,000	1,050,860
6.150%, 09/01/2016	4,425,000	4,835,025
2.450%, 04/24/2019	2,000,000	1,991,608
CIT Group Inc.:
4.250%, 08/15/2017	1,000,000	1,010,000
5.500%, 02/15/2019 (Acquired 02/02/2012, Cost $500,000) *	500,000	523,125
5.000%, 08/01/2023 @	5,000,000	4,962,500
Citigroup Inc.:
4.450%, 01/10/2017	1,800,000	1,917,850
8.500%, 05/22/2019	1,389,000	1,736,204
CNA Financial Corporation:
6.500%, 08/15/2016	1,000,000	1,098,255
7.350%, 11/15/2019	1,175,000	1,412,142
5.875%, 08/15/2020	4,839,000	5,518,425
7.250%, 11/15/2023	5,300,000	6,528,174
Comerica Bank:
5.750%, 11/21/2016	3,200,000	3,506,432
5.200%, 08/22/2017	2,855,000	3,128,298
Commonwealth Bank of Australia,
5.000%, 10/15/2019 (Acquired 03/02/2012 through 08/16/2012, Cost $6,271,350) * f	5,900,000	6,585,238
Compass Bank,
2.750%, 09/29/2019	6,375,000	6,368,523
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
1.700%, 03/19/2018 @ f	5,250,000	5,245,086
Countrywide Financial Corporation,
6.250%, 05/15/2016	2,100,000	2,263,525
Credit Mutuel-CIC Home Loan SFH,
1.500%, 11/16/2017 (Acquired 11/08/2012, Cost $4,981,300) * f	5,000,000	4,997,250
Credit Suisse,
5.300%, 08/13/2019 @ f	6,966,000	7,826,921
Dresdner Bank AG,
7.250%, 09/15/2015 f	10,425,000	10,899,838
First Horizon National Corporation,
5.375%, 12/15/2015	7,420,000	7,776,754
First Tennessee Bank National Association,
5.050%, 01/15/2015	4,672,000	4,726,578
FMR LLC:
4.950%, 02/01/2033 (Acquired 01/29/2013, Cost $2,696,598) *	2,700,000	2,955,398
6.500%, 12/14/2040 (Acquired 04/04/2013 through 10/28/2013, Cost $2,280,787) *	1,820,000	2,341,831
General Electric Capital Corporation:
5.500%, 01/08/2020	1,875,000	2,148,711
5.550%, 05/04/2020	4,185,000	4,788,335
4.375%, 09/16/2020	2,925,000	3,197,584
5.300%, 02/11/2021 @	3,000,000	3,381,135
4.650%, 10/17/2021 @	8,450,000	9,307,404
Genworth Holdings, Inc.,
7.625%, 09/24/2021 @	1,000,000	1,213,229
Goldman Sachs Capital I,
6.345%, 02/15/2034	125,000	142,096
Highmark Inc,
4.750%, 05/15/2021 (Acquired 07/30/2014, Cost $7,859,676) *	7,800,000	7,906,688
HSBC Bank USA, National Association,
6.000%, 08/09/2017	2,720,000	3,045,513
HSBC Finance Corporation,
5.500%, 01/19/2016	1,120,000	1,185,498
Humana Inc.,
7.200%, 06/15/2018	800,000	943,294

ING Bank N.V.:
4.000%, 03/15/2016 (Acquired 03/08/2011 through 09/20/2011, Cost $1,599,973) * f	1,600,000	1,669,901
3.750%, 03/07/2017 (Acquired 02/29/2012 through 04/24/2013, Cost $4,985,110) * f	5,000,000	5,260,595
5.000%, 06/09/2021 (Acquired 10/12/2011, Cost $2,468,800) * f	2,500,000	2,806,477
5.800%, 09/25/2023 (Acquired 01/14/2014, Cost $2,948,515) * @ f	2,800,000	3,084,242
Invesco Finance PLC,
3.125%, 11/30/2022 f	5,500,000	5,428,478
iStar Financial Inc.,
5.850%, 03/15/2017	500,000	518,750
J.P. Morgan Chase & Co.:
4.250%, 10/15/2020	8,100,000	8,642,060
4.350%, 08/15/2021	2,400,000	2,565,377
4.500%, 01/24/2022	4,400,000	4,714,279
3.200%, 01/25/2023	5,350,000	5,222,563
Jefferies Group LLC,
6.450%, 06/08/2027	1,000,000	1,120,420
John Hancock Life Insurance Company,
7.375%, 02/15/2024 (Acquired 08/26/2010 through 04/11/2013, Cost $11,977,579) *	9,765,000	12,027,326
Kemper Corporation:
6.000%, 11/30/2015	2,500,000	2,631,772
6.000%, 05/15/2017	1,000,000	1,095,179
KeyBank National Association:
7.413%, 05/06/2015	5,100,000	5,304,296
5.450%, 03/03/2016	1,279,000	1,359,853
4.625%, 06/15/2018	2,670,000	2,839,980
Kookmin Bank,
1.625%, 07/14/2017 (Acquired 07/07/2014, Cost $4,985,900) * f	5,000,000	4,962,515
LeasePlan Corporation N.V.:
3.000%, 10/23/2017 (Acquired 10/15/2012 through 02/07/2013, Cost $10,044,344) * f	10,000,000	10,250,590
2.500%, 05/16/2018 (Acquired 05/07/2013 through 09/24/2014, Cost $10,197,629) * f	10,200,000	10,230,875
Liberty Mutual Group Inc.:
6.500%, 03/15/2035 (Acquired 09/29/2008 through 04/16/2013, Cost $700,235) *	700,000	858,691
10.750%, 06/15/2058 (Acquired 05/21/2008 through 05/06/2009, Cost $751,103) *	900,000	1,399,500
Liberty Mutual Insurance Company,
7.697%, 10/15/2097 (Acquired 03/26/2003, Cost $240,081) *	375,000	444,098
Lincoln National Corporation:
8.750%, 07/01/2019	7,801,000	9,937,343
6.050%, 04/20/2067	930,000	950,925
Lloyds Bank plc:
4.200%, 03/28/2017 f	2,000,000	2,138,700
5.800%, 01/13/2020 (Acquired 01/05/2010 through 01/19/2012, Cost $6,400,343) * f	6,350,000	7,315,848
M&I Marshall & Ilsley Bank,
4.850%, 06/16/2015	2,189,000	2,250,351
M&T Capital Trust I,
8.234%, 02/01/2027	500,000	505,965
M&T Capital Trust II,
8.277%, 06/01/2027	2,300,000	2,330,319
Macquarie Bank Limited,
2.000%, 08/15/2016 (Acquired 09/27/2013, Cost $3,513,472) * f	3,500,000	3,557,830
Manufacturers And Traders Trust Company:
6.625%, 12/04/2017	1,120,000	1,281,850
5.585%, 12/28/2020	265,000	276,886
Manulife Financial Corporation,
4.900%, 09/17/2020 f	1,909,000	2,092,237
Marsh & McLennan Companies, Inc.,
4.800%, 07/15/2021	1,000,000	1,101,218
Massachusetts Mutual Life Insurance Company:
7.625%, 11/15/2023 (Acquired 10/10/2012, Cost $4,179,917) *	3,184,000	4,034,784
8.875%, 06/01/2039 (Acquired 10/03/2012 through 09/26/2014, Cost $16,639,668) *	10,850,000	16,760,917
MBIA Insurance Corporation,
11.494%, 01/15/2033 (Acquired 01/11/2008, Cost $700,000) * §	700,000	497,000
METLIFE CAPITAL TRUST IV,
7.875%, 12/15/2037 (Acquired 03/26/2012 through 04/05/2013, Cost $1,047,574) *	900,000	1,152,000
MetLife, Inc.,
7.717%, 02/15/2019	1,157,000	1,414,902
Metropolitan Life Global Funding I,
3.875%, 04/11/2022 (Acquired 12/18/2012, Cost $1,608,340) *	1,500,000	1,573,575
Mizuho Bank, Ltd.:
1.850%, 03/21/2018 (Acquired 03/14/2013, Cost $1,847,447) * f	1,850,000	1,847,484
2.650%, 09/25/2019 (Acquired 09/18/2014, Cost $4,991,400) * f	5,000,000	4,998,155
Morgan Stanley:

6.000%, 04/28/2015	650,000	670,028
5.450%, 01/09/2017	2,000,000	2,172,374
6.625%, 04/01/2018	1,275,000	1,460,161
7.300%, 05/13/2019	4,675,000	5,576,148
2.375%, 07/23/2019	2,000,000	1,968,376
5.625%, 09/23/2019	10,100,000	11,369,318
3.750%, 02/25/2023	1,000,000	998,701
MUFG Americas Holdings Corporation,
3.500%, 06/18/2022	1,150,000	1,174,724
National Australia Bank Ltd/New York,
2.750%, 03/09/2017 f	6,000,000	6,215,922
National City Bank,
5.800%, 06/07/2017	6,170,000	6,852,680
Nationwide Mutual Insurance Company,
7.875%, 04/01/2033 (Acquired 10/13/2009, Cost $90,770) *	100,000	135,851
Navient, LLC,
5.625%, 08/01/2033	50,000	42,125
New England Mutual Life Insurance Company,
7.875%, 02/15/2024 (Acquired 11/07/2012, Cost $4,226,909) *	3,200,000	4,116,365
Nippon Life Insurance Company,
5.000%, 10/18/2042 (Acquired 10/11/2012, Cost $2,000,000) * f	2,000,000	2,087,500
Nomura Holdings, Inc.:
2.000%, 09/13/2016 f	3,000,000	3,029,625
2.750%, 03/19/2019 f	6,600,000	6,611,563
6.700%, 03/04/2020 f	2,525,000	3,005,190
Nordea Bank AB,
3.125%, 03/20/2017 (Acquired 03/14/2012 through 05/09/2012, Cost $8,025,752) * f	8,000,000	8,342,504
Principal Financial Group, Inc.:
3.300%, 09/15/2022	1,000,000	996,677
3.125%, 05/15/2023	3,550,000	3,457,356
Prudential Financial, Inc.,
6.000%, 12/01/2017	2,000,000	2,260,140
Prudential Holdings, LLC,
8.695%, 12/18/2023 (Acquired 11/29/2011 through 05/13/2014, Cost $12,061,354) *	9,658,529	12,211,983
Rabobank Nederland:
3.375%, 01/19/2017 f	2,000,000	2,097,490
3.875%, 02/08/2022 f	4,150,000	4,371,531
Raymond James Financial, Inc.,
8.600%, 08/15/2019	1,427,000	1,778,474
Regions Bank,
7.500%, 05/15/2018	14,034,000	16,361,918
Santander Bank, N.A.,
8.750%, 05/30/2018	7,034,000	8,501,616
Santander Financial Issuances Limited,
7.250%, 11/01/2015 f	300,000	319,408
Santander UK PLC,
5.000%, 11/07/2023 (Acquired 10/31/2013, Cost $996,810) * f	1,000,000	1,049,156
Simon Property Group LP,
1.500%, 02/01/2018 (Acquired 12/10/2012, Cost $11,962,200) *	12,000,000	11,869,908
Societe Generale:
5.200%, 04/15/2021 (Acquired 09/20/2011 through 02/13/2013, Cost $9,988,736) * f	10,100,000	11,259,440
5.000%, 01/17/2024 (Acquired 01/14/2014, Cost $2,972,790) * f	3,000,000	3,020,217
SpareBank 1 Boligkreditt AS,
1.750%, 11/15/2019 (Acquired 11/07/2012, Cost $4,961,150) * f	5,000,000	4,870,505
Springleaf Finance Corp,
6.900%, 12/15/2017	1,000,000	1,062,500
Standard Chartered PLC,
5.700%, 03/26/2044 (Acquired 03/21/2014 through 05/01/2014, Cost $14,104,916) * f	14,000,000	14,794,920
Stifel Financial Corp.,
4.250%, 07/18/2024	5,000,000	5,028,510
Sumitomo Mitsui Banking Corporation,
3.000%, 01/18/2023 f	2,500,000	2,469,550
SunTrust Bank,
7.250%, 03/15/2018	5,682,000	6,565,057
SunTrust Banks, Inc.,
3.500%, 01/20/2017	4,250,000	4,457,544
SUSA Partnership, L.P.,
8.200%, 06/01/2017	1,000,000	1,153,950
Svenska Handelsbanken AB,
2.875%, 04/04/2017 f	2,425,000	2,520,960
Swedbank AB,

2.125%, 09/29/2017 (Acquired 09/24/2012, Cost $2,995,470) * f	3,000,000	3,029,661
Symetra Financial Corporation,
6.125%, 04/01/2016 (Acquired 10/12/2010 through 10/16/2012, Cost $3,706,207) *	3,620,000	3,849,957
Synchrony Financial:
3.750%, 08/15/2021 @	16,650,000	16,800,399
4.250%, 08/15/2024	7,000,000	7,000,882
TD Ameritrade Holding Corporation,
5.600%, 12/01/2019	1,000,000	1,156,518
The Bank of Tokyo-Mitsubishi UFJ, Ltd.,
2.350%, 02/23/2017 (Acquired 02/14/2012, Cost $5,996,640) * f	6,000,000	6,135,738
The Bear Stearns Companies LLC,
7.250%, 02/01/2018	2,250,000	2,617,609
The Chubb Corporation,
6.375%, 03/29/2067	1,320,000	1,447,050
The Goldman Sachs Group, Inc.:
5.950%, 01/18/2018	3,000,000	3,358,482
6.150%, 04/01/2018	6,500,000	7,329,140
7.500%, 02/15/2019	1,825,000	2,176,170
5.250%, 07/27/2021	1,000,000	1,108,602
5.750%, 01/24/2022	8,100,000	9,211,118
6.750%, 10/01/2037	300,000	358,136
The Guardian Life Insurance Company of America,
4.875%, 06/19/2064 (Acquired 06/16/2014, Cost $2,989,950) *	3,000,000	2,945,178
The Hartford Financial Services Group, Inc.:
7.300%, 11/01/2015	465,000	494,306
5.375%, 03/15/2017	2,913,000	3,181,019
4.000%, 10/15/2017	3,000,000	3,210,150
8.125%, 06/15/2038	1,365,000	1,600,463
The Royal Bank of Scotland Group Public Limited Company:
5.050%, 01/08/2015 f	1,528,000	1,542,516
2.550%, 09/18/2015 f	4,225,000	4,287,653
The Royal Bank of Scotland Public Limited Company,
6.125%, 01/11/2021 @ f	7,850,000	9,165,542
Torchmark Corporation,
3.800%, 09/15/2022	1,275,000	1,306,869
UBS AG,
1.375%, 08/14/2017 f	3,000,000	2,976,267
UnitedHealth Group Incorporated,
6.000%, 02/15/2018	1,000,000	1,136,625
Wells Fargo Bank, National Association,
6.000%, 11/15/2017	8,322,000	9,389,038
Westpac Banking Corporation:
2.000%, 08/14/2017 f	8,000,000	8,119,824
4.875%, 11/19/2019 f	636,000	709,459
Willis North America, Inc.:
5.625%, 07/15/2015	2,600,000	2,693,457
7.000%, 09/29/2019	7,803,000	9,101,435
		769,959,400	17.0%
Total Corporate Bonds		1,696,159,596	37.4%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Gold Loan Mortgage Corporation (FGLMC):
5.000%, 12/01/2020	68,460	73,266
5.000%, 05/01/2021	127,333	136,257
6.000%, 06/01/2021	24,426	26,633
3.000%, 05/01/2027	12,205,960	12,568,795
6.500%, 12/01/2028	37,201	43,327
6.500%, 06/01/2029	15,382	17,675
5.000%, 03/01/2036	11,033,398	12,194,583
5.500%, 04/01/2037	353,254	393,372
5.500%, 04/01/2038	204,902	228,192
5.500%, 05/01/2038	402,159	446,846
4.500%, 11/01/2039	6,368,124	6,872,919
4.500%, 11/01/2039	2,052,460	2,214,635
4.500%, 08/01/2040	6,475,375	6,990,459
4.500%, 08/01/2040	9,208,018	9,940,757
3.500%, 06/01/2042	12,908,312	13,191,247
3.500%, 07/01/2042	45,267,142	46,259,344
3.000%, 08/01/2042	35,924,151	35,518,307
3.000%, 02/01/2043	11,382,980	11,254,384

3.000%, 06/01/2043	18,820,994	18,608,369
3.000%, 08/01/2043	28,526,220	28,203,951
3.500%, 07/01/2044	35,117,531	35,887,266
3.500%, 08/01/2044	58,198,571	59,474,215
4.000%, 09/01/2044	38,030,075	40,092,975
Federal Home Loan Mortgage Corporation (FHLMC):
Series 1053, Class G, 7.000%, 03/15/2021	3,821	4,374
Series 136, Class E, 6.000%, 04/15/2021	7,592	8,111
Series 2804, Class VC, 5.000%, 07/15/2021	150,034	159,437
Series 1122, Class G, 7.000%, 08/15/2021	8,959	9,792
Series 1186, Class I, 7.000%, 12/15/2021	17,881	20,182
Federal National Mortgage Association (FNMA):
Series 1989-94, Class G, 7.500%, 12/25/2019	4,669	5,093
Series 1990-15, Class J, 7.000%, 02/25/2020	15,724	16,936
Series 1991-21, Class J, 7.000%, 03/25/2021	3,122	3,439
Series 1991-43, Class J, 7.000%, 05/25/2021	61,696	68,467
Series 1991-65, Class Z, 6.500%, 06/25/2021	59,558	63,661
5.000%, 11/01/2021	483,218	515,069
Series 1992-129, Class L, 6.000%, 07/25/2022	110,717	120,305
5.500%, 03/01/2023	269,871	300,284
Series 1993-32, Class H, 6.000%, 03/25/2023	25,426	27,689
Series 1993-58, Class H, 5.500%, 04/25/2023	126,640	139,101
5.500%, 07/01/2023	129,856	144,504
5.500%, 12/01/2023	187,037	208,829
6.000%, 03/01/2026	41,283	46,955
5.000%, 06/01/2026	10,184,034	10,901,059
3.000%, 04/01/2027	22,858,173	23,624,291
2.500%, 12/01/2027	32,762,588	33,145,065
5.000%, 05/01/2028	112,476	124,055
6.500%, 09/01/2028	28,545	33,097
6.500%, 02/01/2029	59,799	68,408
4.500%, 07/01/2030	12,138,812	13,218,075
4.000%, 11/01/2031	11,654,585	12,461,098
5.500%, 01/01/2032	24,718	27,725
5.500%, 04/01/2034	1,871,702	2,100,598
5.500%, 04/01/2034	1,941,110	2,179,161
Series 2004-90, Class LH, 5.000%, 04/25/2034	3,300,821	3,440,858
Series 2004-W6, Class 1A4, 5.500%, 07/25/2034	89,795	90,623
Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	192,722	199,289
5.500%, 09/01/2034	60,645	68,026
5.500%, 02/01/2035	30,175	33,806
5.000%, 04/01/2035	3,509,349	3,881,108
5.000%, 07/01/2035	10,291,557	11,380,354
5.000%, 02/01/2036	5,536,415	6,121,429
5.000%, 03/01/2036	2,166,380	2,392,546
5.500%, 04/01/2036	10,140,400	11,311,710
6.000%, 08/01/2037	150,760	164,675
5.000%, 06/01/2040	14,483,498	16,004,151
4.000%, 08/01/2040	2,711,086	2,860,949
4.500%, 08/01/2040	13,584,886	14,704,153
4.000%, 10/01/2040	1,855,444	1,958,008
4.000%, 12/01/2040	7,008,817	7,432,646
3.500%, 01/01/2041	4,224,663	4,324,742
4.000%, 01/01/2041	9,641,260	10,174,208
3.500%, 02/01/2041	4,542,994	4,650,164
3.500%, 03/01/2041	5,569,273	5,700,667
4.500%, 07/01/2041	3,685,112	3,985,906
4.000%, 09/01/2041	8,641,281	9,118,953
4.000%, 12/01/2041	36,147,028	38,145,159
3.000%, 05/01/2042	5,966,517	5,898,604
3.500%, 06/01/2042	13,279,144	13,598,821
3.000%, 05/01/2043	47,968,793	47,370,646
3.000%, 06/01/2043	27,467,045	27,121,709
Government National Mortgage Association (GNMA):
6.000%, 12/20/2028	38,738	43,822
6.500%, 01/20/2029	18,523	21,625
6.000%, 11/20/2033	29,545	34,033
4.500%, 05/20/2040	4,494,276	4,896,645
4.500%, 07/20/2040	25,130,896	27,394,462
5.000%, 07/20/2040	1,960,480	2,180,704
4.500%, 01/20/2041	17,603,795	19,202,002

4.000%, 06/20/2042	35,455,637	37,653,216
3.500%, 09/20/2042	19,276,991	19,963,000
		803,906,053	17.7%
Non-U.S. Government Agency Issues
Alternative Loan Trust:
Series 2005-3CB, Class 2A1, 5.000%, 03/25/2020	2,600,420	2,675,364
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 §	633,894	636,346
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021 §	683,049	625,592
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022	274,477	289,704
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 §	808,000	759,407
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 §	961,764	809,753
Banc of America Alternative Loan Trust:
Series 2004-1, Class 5A2, 5.500%, 02/25/2019	1,027,219	1,062,832
Series 2004-2, Class 5A1, 5.500%, 03/25/2019	244,718	250,254
Series 2004-8, Class 3A1, 5.500%, 09/25/2019	1,395,075	1,455,325
Series 2005-2, Class 4A1, 5.500%, 03/25/2020	43,139	44,798
Series 2005-4, Class 3A1, 5.500%, 05/25/2020	723,270	741,958
Series 2005-8, Class 5A1, 5.500%, 09/25/2020	181,998	185,147
Series 2006-2, Class 6A1, 5.500%, 03/25/2021	184,336	189,374
Series 2007-1, Class 1A1, 5.834%, 04/25/2022	741,574	750,387
Series 2005-2, Class 1CB2, 5.500%, 03/25/2035	2,105,951	1,971,115
Series 2006-3, Class 6A1, 6.000%, 04/25/2036	261,676	269,638
Series 2006-5, Class CB7, 6.000%, 06/25/2046 §	440,846	374,703
Banc of America Mortgage Trust,
Series 2003-L, Class 2A1, 2.806%, 01/25/2034	5,374,362	5,382,510
Chase Mortgage Finance Trust:
Series 2006-A1, Class 2A3, 2.514%, 09/25/2036 §	624,081	554,628
Series 2007-A1, Class 2A3, 2.468%, 02/25/2037	5,476,627	5,499,372
CHL Mortgage Pass-Through Trust,
Series 2005-6, Class 2A1, 5.500%, 04/25/2035	1,258,720	1,194,723
Citicorp Mortgage Securities Trust,
Series 2007-2, Class 1A3, 6.000%, 02/25/2037	2,722,561	2,846,816
Citicorp Residential Mortgage Trust,
Series 2007-1, Class A6, 5.702%, 03/25/2037	601,752	624,834
Citigroup Mortgage Loan Trust, Inc.:
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 §	175,008	173,810
Series 2005-9, Class 22A2, 6.000%, 11/25/2035 §	8,320,030	7,959,681
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-7, Class 3A1, 5.000%, 08/25/2020	628,054	627,330
Deutsche Alt-A Securities Inc Mortgage Loan Trust,
Series 2005-3, Class 4A5, 5.250%, 06/25/2035	3,168,713	3,239,711
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2006-AR5, Class 21A, 6.000%, 10/25/2021 §	492,973	431,436
First Frankin Mortgage Loan Trust,
Series 2006-FF3, Class A2B, 0.555%, 02/25/2036	1,521,611	1,465,045
First Horizon Alternative Mortgage Securities Trust:
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021	239,718	237,895
Series 2006-FA8, Class 2A1, 5.750%, 02/25/2037 §	899,627	786,770
GSR Mortgage Loan Trust:
Series 2004-15F, Class 5A1, 5.500%, 01/25/2020	1,572,476	1,613,909
Series 2005-3F, Class 2A4, 6.000%, 03/25/2035	8,785,713	9,127,109
J.P. Morgan Alternative Loan Trust:
Series 2005-S1, Class 3A1, 5.500%, 10/25/2020 §	2,106,142	2,146,465
Series 2006-A1, Class 2A1, 2.553%, 03/25/2036 §	173,859	137,960
Series 2006-S3, Class A3A, 6.000%, 08/25/2036	211,670	200,647
J.P. Morgan Mortgage Trust:
Series 2006-S3, Class 2A3, 5.000%, 08/25/2021	536,317	535,285
Series 2006-A2, Class 3A3, 5.088%, 04/25/2036	4,600,326	4,335,812
Series 2006-A7, Class 2A2, 2.612%, 01/25/2037 §	5,621,677	5,018,353
Series 2006-A7, Class 2A4R, 2.612%, 01/25/2037 §	4,176,413	3,717,467
Series 2007-A2, Class 2A3, 2.550%, 04/25/2037	10,820,371	9,742,933
Series 2007-A4, Class 2A3, 2.668%, 06/25/2037	12,405,800	11,293,434
MASTR Alternative Loan Trust:
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	166,342	169,182
Series 2004-5, Class 4A1, 5.500%, 07/25/2019	503,574	524,911
Series 2005-3, Class 4A1, 5.500%, 03/25/2020	1,001,155	1,040,894
Series 2003-5, Class 6A1, 6.000%, 08/25/2033	70,931	75,611
Series 2004-2, Class 2A1, 6.000%, 02/25/2034	6,316,520	6,898,151
Series 2004-8, Class 2A1, 6.000%, 09/25/2034	5,467,409	5,599,491
Series 2005-6, Class 1A5, 5.500%, 12/25/2035	6,367,406	5,787,826
RALI Trust:

Series 2004-QS3, Class CB, 5.000%, 03/25/2019	1,842,865	1,885,149
Series 2004-QS13, Class CB, 5.000%, 09/25/2019	1,575,528	1,610,872
Series 2004-QS5, Class A5, 4.750%, 04/25/2034	8,069	8,284
Series 2005-QS2, Class A1, 5.500%, 02/25/2035	560,994	556,941
Series 2005-QS5, Class A1, 0.555%, 04/25/2035	5,216,913	3,959,079
Series 2005-QS9, Class A2, 0.655%, 06/25/2035 §	2,677,610	2,164,599
Series 2005-QS11, Class A2, 0.655%, 07/25/2035	9,342,853	7,952,310
Sequoia Mortgage Trust,
Series 2013-6, Class A2, 3.000%, 05/25/2043	18,658,509	18,094,668
Structured Asset Securities Corp.,
Series 2003-31A, Class 2A7, 2.422%, 10/25/2033	3,622,322	3,582,371
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-7XS, Class 1A4B, 5.440%, 04/25/2035	576,247	607,417
WaMu Mortgage Pass-Through Certificates:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	77,285	79,391
Series 2004-CB2, Class 5A, 5.000%, 07/25/2019	70,663	72,266
Series 2004-CB2, Class 7A, 5.500%, 08/25/2019	157,987	162,941
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	45,580	47,583
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	226,972	237,576
Series 2004-CB3, Class 1A, 6.000%, 10/25/2034	10,326,672	11,070,440
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034	8,079,559	8,806,041
Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A4, 6.000%, 03/25/2037 §	122,768	110,252
		173,089,878	3.8%
Asset Backed Securities
ABFC Trust,
Series 2006-OPT1, Class A3C2, 0.305%, 09/25/2036	14,198,446	12,286,185
ACE Securities Corp Home Equity Loan Trust,
Series 2006-OP1, Class A2C, 0.305%, 04/25/2036	19,264,336	18,189,424
AMRESCO Residential Securities Corp Mortgage Loan Trust,
Series 1998-2, Class A6, 6.405%, 12/25/2027	6,082	5,950
Banc of America Funding Trust,
Series 2005-C, Class A1, 0.394%, 05/20/2035	19,383,384	18,035,095
Bayview Financial Acquisition Trust,
Series 2007-A, Class 1A2, 6.205%, 05/28/2037	835,434	885,174
Bayview Financial Mortgage Pass-Through Trust,
Series 2007-B, Class 1A2, 6.831%, 08/28/2047	150,000	125,234
Bear Stearns Asset Backed Securities I Trust,
Series 2007-HE4, Class 1A1, 0.275%, 05/25/2037 §	2,607,005	2,744,176
Carrington Mortgage Loan Trust:
Series 2006-NC1, Class A3, 0.365%, 01/25/2036	10,071,278	9,620,951
Series 2006-OPT1, Class A3, 0.335%, 02/25/2036	2,857,195	2,709,695
Series 2006-NC2, Class A2, 0.245%, 06/25/2036	2,864,671	2,811,821
Series 2007-FRE1, Class A2, 0.352%, 02/25/2037	36,487,177	33,248,976
Series 2007-HE1, Class A1, 0.255%, 06/25/2037	1,131,472	1,115,076
Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3, 6.150%, 06/15/2039	6,100,000	7,725,333
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-WFH1, Class A3, 0.305%, 01/25/2037	7,640,928	7,490,960
Citigroup Mortgage Loan Trust. Inc.,
Series 2006-WFH3, Class A3, 0.305%, 10/25/2036	1,406,589	1,401,745
Conseco Financial Corp.:
Series 1993-4, Class A5, 7.050%, 01/15/2019	3,918	4,032
Series 1997-1, Class A5, 6.860%, 03/15/2028	1,295	1,303
Series 1997-4, Class A5, 6.880%, 02/15/2029	13,186	13,579
Series 1997-5, Class A6, 6.820%, 05/15/2029	79,721	80,542
Series 1998-3, Class A5, 6.220%, 03/01/2030	407,517	432,091
Series 1998-4, Class A5, 6.180%, 04/01/2030	177,275	181,936
Countrywide Asset-Backed Certificates:
Series 2005-1, Class AF4, 5.147%, 02/25/2033	940,617	951,257
Series 2004-12, Class AF6, 4.634%, 03/25/2035	501,514	509,013
Series 2004-15, Class AF6, 4.613%, 04/25/2035	465,602	468,499
Series 2005-7, Class AF6, 4.693%, 10/25/2035	1,440,766	1,434,279
Series 2005-11, Class AF3, 4.778%, 02/25/2036	1,422,882	1,452,287
Series 2005-10, Class AF6, 4.901%, 02/25/2036	3,161,449	3,136,363
Series 2005-13, Class AF3, 5.024%, 04/25/2036	1,431,503	1,222,870
Series 2006-S9, Class A3, 5.728%, 08/25/2036	155,732	152,947
Series 2006-13, Class 1AF3, 4.964%, 01/25/2037 §	158,421	200,470
Series 2006-10, Class 1AF3, 4.971%, 09/25/2046 §	1,259,865	820,035
Series 2006-9, Class 1AF3, 5.316%, 10/25/2046 §	545,970	425,621
Series 2007-4, Class A3, 5.693%, 04/25/2047 §	539,367	424,951

Credit-Based Asset Servicing and Securitization LLC,
Series 2005-CB8, Class AF2, 4.230%, 12/25/2035	1,589,248	1,577,344
CWHEQ Home Equity Loan Trust:
Series 2007-S1, Class A6, 5.693%, 11/25/2036	81,152	78,147
Series 2007-S2, Class A2, 5.649%, 05/25/2037	5,457	5,449
GE Capital Mortgage Services Inc. Trust,
Series 1999-HE1, Class A7, 6.265%, 04/25/2029	1,747	1,761
GSAA Home Equity Trust,
Series 2004-6, Class A1, 0.955%, 06/25/2034	5,739,014	5,613,221
Home Equity Asset Trust,
Series 2006-4, Class 2A3, 0.325%, 08/25/2036	1,105,258	1,083,263
J.P. Morgan Mortgage Acquisition Trust:
Series 2007-CH1, Class AV5, 0.395%, 11/25/2036	10,000,000	9,327,070
Series 2007-CH3, Class A3, 0.305%, 03/25/2037	15,115,453	14,890,157
Long Beach Mortgage Loan Trust,
Series 2006-WL2, Class 2A3, 0.355%, 01/25/2036	2,920,262	2,763,620
Luminent Mortgage Trust,
Series 2005-1, Class A1, 0.415%, 11/25/2035	17,050,453	15,622,768
Morgan Stanley Capital I Inc. Trust:
Series 2006-HE1, Class A3, 0.335%, 01/25/2036	4,168,535	4,133,106
Series 2006-NC2, Class A2C, 0.335%, 02/25/2036	773,776	769,511
Morgan Stanley Home Equity Loan Trust,
Series 2006-2, Class A3, 0.325%, 02/25/2036	6,748,107	6,686,369
MortgageIT Trust,
Series 2005-5, Class A1, 0.415%, 12/25/2035	11,487,393	10,630,445
Nationstar Home Equity Loan Trust,
Series 2006-B, Class AV3, 0.325%, 09/25/2036	4,435,367	4,421,737
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 11/15/2017	26,413	27,507
Option One Mortgage Loan Trust,
Series 2005-4, Class A3, 0.415%, 11/25/2035	531,422	523,368
RAMP Trust:
Series 2002-RS3, Class AI5, 5.572%, 06/25/2032	3,011,956	3,009,447
Series 2003-RS10, Class AI7, 4.850%, 11/25/2033	31,555	31,741
Series 2004-RS4, Class AI6, 5.072%, 04/25/2034	2,137,886	2,186,089
RASC Trust:
Series 2003-KS5, Class AI6, 3.620%, 07/25/2033	49,549	48,127
Series 2003-KS9, Class AI6, 4.710%, 11/25/2033	85,511	82,525
Renaissance Home Equity Loan Trust:
Series 2005-1, Class AF6, 4.970%, 05/25/2035	128,676	130,540
Series 2005-3, Class AF3, 4.814%, 11/25/2035	1,888,001	1,915,084
Series 2006-2, Class AF3, 5.797%, 08/25/2036	16,610,055	10,846,964
Series 2006-3, Class AF2, 5.580%, 11/25/2036	10,986,924	6,916,543
Series 2007-1, Class AF2, 5.512%, 04/25/2037	487,040	272,012
Series 2007-1, Class AF3, 5.612%, 04/25/2037	292,224	166,148
Series 2007-2, Class AF2, 5.675%, 06/25/2037	1,481,415	796,128
Soundview Home Loan Trust,
Series 2005-OPT4, Class 2A3, 0.675%, 12/25/2035	12,860,262	12,625,330
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC4, Class A1A, 0.825%, 10/25/2035	4,472,692	4,348,678
Springleaf Mortgage Loan Trust,
Series 2012-2A, Class A, 2.220%, 10/25/2057 (Acquired 07/31/2012, Cost $3,049,527) *	3,049,872	3,094,431
		254,932,500	5.6%
Commercial Mortgage Backed Securities
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	10,319,276	10,583,099
CD Commercial Mortgage Trust,
Series 2005-CD1, Class A4, 5.400%, 07/15/2044	17,902,094	18,387,241
COMM Mortgage Trust:
Series 2005-C6, Class A5A, 5.116%, 06/10/2044	19,344,945	19,691,471
Series 2012-CR1, Class A3, 3.391%, 05/15/2045	25,842,000	26,409,025
Series 2012-CR2, Class A4, 3.147%, 08/15/2045	28,450,000	28,503,913
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C5, Class A4, 5.100%, 08/15/2038	10,947,104	11,172,252
DBUBS Mortgage Trust,
Series 2011-LC3A, Class A4, 4.551%, 08/10/2044	2,000,000	2,191,762
GE Capital Commercial Mortgage Corp.,
Series 2005-C4, Class A4, 5.490%, 11/10/2045	12,795,000	13,137,471
GMAC Commercial Mortgage Securities Inc Trust,
Series 2004-C2, Class A4, 5.301%, 08/10/2038	55,778	55,778
GS Mortgage Securities Corp II,

Series 2012-GCJ9, Class A3, 2.773%, 11/10/2045	28,185,000	27,432,686
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2005-CB12, Class A4, 4.895%, 09/12/2037	24,965,000	25,384,013
Series 2013-LC11, Class A5, 2.960%, 04/15/2046	22,075,000	21,548,776
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class A3, 3.928%, 01/15/2047	12,500,000	13,080,162
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C6, Class A4, 2.858%, 11/15/2045	25,410,000	24,810,476
Series 2013-C10, Class A3, 3.967%, 07/15/2046	29,025,000	30,565,212
Morgan Stanley Capital I Trust,
Series 2005-HQ7, Class A4, 5.380%, 11/14/2042	18,485,975	18,939,048
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class A4, 5.449%, 12/15/2044	18,255,007	18,887,871
Wells Fargo Commercial Mortgage Trust,
Series 2013-LC12, Class A3, 3.986%, 07/15/2046	13,600,000	14,325,030
WFRBS Commercial Mortgage Trust,
Series 2012-C6, Class A4, 3.440%, 04/15/2045	19,016,000	19,525,534
		344,630,820	7.6%
Total Long-Term Investments (Cost $4,248,302,455)		4,293,930,584	94.7%

	Shares
SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Dreyfus Cash Advantage Fund, 0.06% «	19,509,300	19,509,300
Short-Term Investments Trust - Liquid Assets Portfolio, 0.06% «	74,000,000	74,000,000
Total Short-Term Investments (Cost $93,509,300)		93,509,300	2.1%

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING
Investment Companies
Mount Vernon Securities Lending Trust Prime Portfolio, 0.19% «	237,051,771	237,051,771
Total Investment Companies (Cost $237,051,771)		237,051,771	5.2%

Total Investments Purchased With Cash Proceeds From
Securities Lending (Cost $237,051,771)		237,051,771	5.2%
Total Investments (Cost $4,578,863,526)		4,624,491,655	102.0%
Liabilities in Excess of Other Assets		(89,492,444)	(2.0)%
TOTAL NET ASSETS		$4,534,999,211	100.0%

Notes to Schedule of Investments
*
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2014, the value of these securities total $522,500,037, which represents 11.5% of total net assets.

**	Illiquid Security
@	This security or portion of this security is out on loan at September 30, 2014.
f	Foreign Security
«	7-Day Yield
§	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors.

Baird Core Plus Bond Fund
Schedule of Investments, September 30, 2014 (Unaudited)
Summary of Fair Value Exposure at September 30, 2014 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

  Level 1  -  Unadjusted quoted prices in active markets for identical unrestricted securities.
  Level 2  -  Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
  Level 3  -  Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$-	$823,062,325	$-	$823,062,325
Taxable Municipal Bonds	-	87,118,418	-	87,118,418
Other Government Related Securities	-	111,030,994	-	111,030,994
Corporate Bonds	-	1,696,141,926	17,670	1,696,159,596
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	-	803,906,053	-	803,906,053
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	-	173,089,878	-	173,089,878
Asset Backed Securities	-	254,932,500	-	254,932,500
Commercial Mortgage-Backed Securities	-	344,630,820	-	344,630,820
Total Long-Term Investments	-	4,293,912,914	17,670	4,293,930,584

Short-Term Investments
Money Market Mutual Funds	93,509,300	-	-	93,509,300
Total Short-Term Investments	93,509,300	-	-	93,509,300

Investments Purchased with Cash
Proceeds from Securities Lending
Investment Companies	237,051,771	-	-	237,051,771
Total Investments Purchased with
Cash Proceeds from Securities Lending	237,051,771	-	-	237,051,771

Total Investments	$330,561,071	$4,293,912,914	$17,670	$4,624,491,655

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy.  One security with a fair value of $17,670 transferred from Level 2 to Level 3 during the reporting period.  There were no other transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.  One security that is priced at fair value by the Valuation Committee instead of the Fund’s pricing vendor is valued using level 3 inputs.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2013	$-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
Sales	-
Transfers in and/or out of Level 3 *	17,670
Balance as of September 30, 2014	$17,670

* Transfers between levels are recognized at the end of the reporting period.

Baird LargeCap Fund
Schedule of Investments
September 30, 2014 (Unaudited)

			% of
	Shares	Value	Net Assets
COMMON STOCKS
Aerospace & Defense
The Boeing Company	2,431	$309,661	0.9%
General Dynamics Corporation	654	83,117	0.2%
Lockheed Martin Corporation	466	85,175	0.2%
Northrop Grumman Corporation	4,377	576,713	1.6%
Raytheon Company	4,035	410,037	1.2%
		1,464,703	4.1%
Airlines
Delta Air Lines, Inc.	9,124	329,833	0.9%
Southwest Airlines Co.	10,722	362,082	1.0%
		691,915	1.9%
Auto Components
Autoliv, Inc.	695	63,884	0.2%
Delphi Automotive PLC f	2,265	138,935	0.4%
TRW Automotive Holdings Corp. *	846	85,658	0.2%
		288,477	0.8%
Automobiles
Ford Motor Company	33,594	496,855	1.4%
General Motors Company	3,494	111,598	0.3%
Harley-Davidson, Inc.	4,573	266,149	0.8%
		874,602	2.5%
Banks
Bank of America Corp.	13,484	229,902	0.7%
Fifth Third Bancorp	10,155	203,303	0.6%
Huntington Bancshares Incorporated	58,370	567,940	1.6%
KeyCorp	6,176	82,326	0.2%
U.S. Bancorp	18,141	758,838	2.1%
Wells Fargo & Company	16,950	879,197	2.5%
		2,721,506	7.7%
Beverages
The Coca-Cola Company	5,373	229,212	0.7%
Coca-Cola Enterprises, Inc.	1,690	74,969	0.2%
Dr Pepper Snapple Group, Inc.	1,287	82,767	0.2%
PepsiCo, Inc.	8,444	786,052	2.2%
		1,173,000	3.3%
Biotechnology
Amgen Inc.	1,809	254,092	0.7%
Building Products
Masco Corporation	9,908	236,999	0.7%
Capital Markets
Ameriprise Financial, Inc.	3,175	391,731	1.1%
The Blackstone Group L.P.	16,206	510,165	1.4%
UBS AG *f	3,275	56,887	0.2%
		958,783	2.7%
Chemicals
Celanese Corporation	2,421	141,677	0.4%
CF Industries Holdings, Inc.	313	87,396	0.2%
The Dow Chemical Company	5,722	300,062	0.9%
International Flavors & Fragrances Inc.	758	72,677	0.2%
LyondellBasell Industries N.V. - Class A f	6,187	672,279	1.9%
Sigma-Aldrich Corporation	728	99,015	0.3%
		1,373,106	3.9%
Communications Equipment
Harris Corporation	2,921	193,955	0.5%
QUALCOMM Incorporated	1,842	137,726	0.4%
		331,681	0.9%

Consumer Finance
American Express Company	2,425	212,284	0.6%
Capital One Financial Corporation	3,798	309,993	0.9%
Discover Financial Services	7,581	488,141	1.4%
		1,010,418	2.9%
Containers & Packaging
Ball Corporation	6,249	395,374	1.1%
Diversified Financial Services
McGraw Hill Financial, Inc.	906	76,512	0.2%
Moody’s Corporation	9,806	926,667	2.6%
		1,003,179	2.8%
Diversified Telecommunication Services
AT&T Inc.	6,512	229,483	0.6%
Electrical Equipment
Rockwell Automation, Inc.	1,208	132,735	0.4%
Electronic Equipment, Instruments & Components
Corning Incorporated	3,799	73,473	0.2%
Energy Equipment & Services
Halliburton Company	4,558	294,037	0.8%
Schlumberger Limited f	700	71,183	0.2%
Seadrill Ltd f	1,316	35,216	0.1%
		400,436	1.1%
Food & Staples Retailing
The Kroger Co.	9,892	514,384	1.4%
Safeway Inc.	1,995	68,429	0.2%
		582,813	1.6%
Food Products
Archer-Daniels-Midland Company	6,867	350,904	1.0%
Campbell Soup Company	1,563	66,787	0.2%
General Mills, Inc.	1,443	72,799	0.2%
Tyson Foods, Inc.	1,649	64,921	0.2%
		555,411	1.6%
Health Care Equipment & Supplies
Baxter International Inc.	940	67,464	0.2%
Becton, Dickson and Company	3,856	438,851	1.2%
C.R. Bard, Inc.	4,860	693,571	2.0%
Edwards Lifesciences Corporation *	5,463	558,046	1.6%
Medtronic, Inc.	13,713	849,520	2.4%
St. Jude Medical, Inc.	3,417	205,464	0.6%
Varian Medical Systems, Inc. *	858	68,743	0.2%
		2,881,659	8.2%
Health Care Providers & Services
AmerisourceBergen Corporation	996	76,991	0.2%
Hotels, Restaurants & Leisure
Wyndham Worldwide Corporation	5,971	485,203	1.4%
Household Durables
PulteGroup, Inc.	17,284	305,235	0.9%
Household Products
Energizer Holdings, Inc.	1,960	241,492	0.7%
Kimberly-Clark Corporation	649	69,813	0.2%
		311,305	0.9%
Independent Power Producers & Energy Traders
The AES Corporation	34,607	490,727	1.4%
Insurance
Aflac, Inc.	4,207	245,058	0.7%
Prudential Financial, Inc.	788	69,297	0.2%
		314,355	0.9%
Internet & Catalog Retail
Expedia, Inc.	6,768	593,012	1.7%
IT Services
Alliance Data Systems Corporation *	1,482	367,936	1.1%
Blackhawk Network Holdings, Inc. *	317	10,239	0.0%
International Business Machines Corporation	419	79,539	0.2%
The Western Union Company	11,427	183,289	0.5%
		641,003	1.8%
Leisure Products
Hasbro, Inc.	2,583	142,052	0.4%
Life Sciences Tools & Services
Agilent Technologies, Inc.	2,457	140,000	0.4%

Machinery
Caterpillar Inc.	5,009	496,041	1.4%
Deere & Company	5,872	481,446	1.4%
		977,487	2.8%
Media
DISH Network Corporation - Class A *	12,429	802,665	2.2%
Omnicom Group Inc.	1,928	132,762	0.4%
Viacom Inc. - Class B	817	62,860	0.2%
		998,287	2.8%
Multiline Retail
Macy’s, Inc.	1,208	70,281	0.2%
Nordstrom, Inc.	6,827	466,762	1.3%
		537,043	1.5%
Multi-Utilities
CMS Energy Corporation	4,961	147,143	0.4%
Oil, Gas & Consumable Fuels
Marathon Petroleum Corporation	4,926	417,084	1.2%
Phillips 66	8,170	664,303	1.9%
Valero Energy Corporation	1,296	59,966	0.2%
Whiting Petroleum Corporation *	5,039	390,775	1.1%
		1,532,128	4.4%
Pharmaceuticals
AbbVie Inc.	15,205	878,241	2.5%
Eli Lilly and Company	3,558	230,736	0.7%
Johnson & Johnson	777	82,820	0.2%
Pfizer Inc.	2,246	66,414	0.2%
		1,258,211	3.6%
Real Estate Investment Trusts (REITs)
American Capital Agency Corp.	6,353	135,001	0.4%
Road & Rail
Hertz Global Holdings, Inc. *	5,096	129,387	0.4%
Semiconductors & Semiconductor Equipment
Intel Corporation	26,477	921,929	2.6%
Linear Technology Corporation	1,574	69,870	0.2%
Maxim Integrated Products, Inc.	8,801	266,142	0.7%
Micron Technology, Inc. *	15,056	515,819	1.5%
NVIDIA Corporation	7,943	146,548	0.4%
NXP Semiconductors N.V. * f	2,402	164,369	0.5%
		2,084,677	5.9%
Software
Check Point Software Technologies Ltd. * f	4,444	307,702	0.9%
Citrix Systems, Inc. *	1,146	81,756	0.2%
Microsoft Corporation	9,500	440,420	1.3%
Oracle Corporation	20,661	790,903	2.2%
		1,620,781	4.6%
Technology Hardware, Storage & Peripherals
Apple Inc.	4,134	416,501	1.2%
Hewlett-Packard Company	15,391	545,919	1.5%
NetApp, Inc.	2,907	124,885	0.3%
SanDisk Corporation	7,830	766,948	2.2%
Seagate Technology Public Limited Company f	14,774	846,107	2.4%
Western Digital Corporation	1,054	102,575	0.3%
		2,802,935	7.9%
Thrifts & Mortgage Finance
New York Community Bancorp, Inc.	12,854	203,993	0.6%
Tobacco
Reynolds American Inc	1,227	72,393	0.2%
TOTAL COMMON STOCKS (Cost $31,054,346)		33,633,194	95.2%

EXCHANGE TRADED FUND
SPDR Consumer Staples Select Sector Fund	831	163,724	0.5%
TOTAL EXCHANGE TRADED FUND (Cost $166,682)		163,724	0.5%

SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund, 0.06% «	487,679	487,679	1.4%
Short-Term Investments Trust - Liquid Assets Portfolio, 0.06% «	650,000	650,000	1.8%
TOTAL SHORT-TERM INVESTMENTS (Cost $1,137,679)		1,137,679	3.2%

Total Investments (Cost $32,358,707)		34,934,597	98.9%
Other Assets in Excess of Liabilities		411,227	1.1%
TOTAL NET ASSETS		$35,345,824	100.0%

Notes to Schedule of Investments
*	Non-Income Producing
f	Foreign Security
«	7-Day Yield

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Baird LargeCap Fund
Schedule of Investments, September 30, 2014 (Unaudited)
Summary of Fair Value Exposure at September 30, 2014 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Funds’ financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1	-	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2	-	Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3	-	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$33,633,194	$-	$-	$33,633,194
Total Equity	33,633,194	-	-	33,633,194

Exchange Traded Funds	163,724	-	-	163,724

Short-Term Investments
Money Market Mutual Funds	1,137,679	-	-	1,137,679
Total Short-Term Investments	1,137,679	-	-	1,137,679

Total Investments*	$34,934,597	$-	$-	$34,934,597

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

Baird MidCap Fund
Schedule of Investments
September 30, 2014 (Unaudited)

			% of
	Shares	Value	Net Assets
COMMON STOCKS
Banks
East West Bancorp, Inc.	595,271	$20,239,214	2.0%
Building Products
Fortune Brands Home & Security, Inc.	473,236	19,454,732	1.9%
Capital Markets
Affiliated Managers Group, Inc. *	119,955	24,034,184	2.4%
Greenhill & Co., Inc.	404,013	18,782,564	1.9%
Invesco Limited f	223,304	8,816,042	0.9%
		51,632,790	5.2%
Chemicals
Airgas, Inc.	144,630	16,003,309	1.6%
Commercial Services & Supplies
Stericycle, Inc. *	191,049	22,268,671	2.2%
Containers & Packaging
AptarGroup, Inc.	157,793	9,578,035	1.0%
Distributors
LKQ Corporation *	708,272	18,832,952	1.9%
Electrical Equipment
Acuity Brands, Inc.	173,655	20,440,930	2.1%
Regal-Beloit Corporation	100,278	6,442,862	0.6%
Rockwell Automation, Inc.	173,732	19,089,672	1.9%
		45,973,464	4.6%
Electronic Equipment, Instruments & Components
Trimble Navigation Limited *	561,579	17,128,160	1.7%
Energy Equipment & Services
Core Laboratories N.V. f	49,582	7,256,326	0.7%
Oceaneering International, Inc.	268,652	17,508,051	1.8%
		24,764,377	2.5%
Food & Staples Retailing
The Fresh Market, Inc. *	360,804	12,602,884	1.3%
Food Products
McCormick & Co, Incorporated	302,216	20,218,250	2.0%
Mead Johnson Nutrition Company	211,005	20,302,901	2.1%
		40,521,151	4.1%
Health Care Equipment & Supplies
Globus Medical, Inc. *	410,615	8,076,797	0.8%
Health Care Providers & Services
Acadia Healthcare Company, Inc. *	377,462	18,306,907	1.8%
Envision Healthcare Holdings, Inc. *	274,200	9,509,256	1.0%
		27,816,163	2.8%
Health Care Technology
Cerner Corporation *	262,374	15,629,619	1.6%
Hotels Restaurants & Leisure
Buffalo Wild Wings Inc. *	112,307	15,079,461	1.5%
Household Products
Church & Dwight Co., Inc.	254,367	17,846,389	1.8%
Internet Software & Services
Envestnet, Inc *	200,432	9,019,440	0.9%
HomeAway, Inc. *	436,775	15,505,512	1.6%
Pandora Media, Inc. *	201,505	4,868,361	0.5%
		29,393,313	3.0%

IT Services
Alliance Data Systems Corporation *	82,701	20,532,177	2.1%
Gartner, Inc *	202,900	14,907,063	1.5%
		35,439,240	3.6%
Leisure Products
Polaris Industries Inc.	112,840	16,902,304	1.7%
Life Sciences Tools & Services
ICON Public Limited Company * f	322,179	18,438,304	1.9%
Illumina, Inc. *	74,336	12,185,157	1.2%
		30,623,461	3.1%
Machinery
Actuant Corporation - Class A	382,444	11,672,191	1.2%
The Middleby Corporation *	214,870	18,936,493	1.9%
Trinity Industries, Inc.	367,040	17,148,109	1.7%
WABCO Holdings Inc. *	199,985	18,188,636	1.8%
		65,945,429	6.6%
Multiline Retail
Dollar Tree, Inc. *	217,308	12,184,460	1.2%
Oil, Gas & Consumable Fuels
Southwestern Energy Company *	480,279	16,785,751	1.7%
Whiting Petroleum Corporation *	209,215	16,224,623	1.6%
		33,010,374	3.3%
Pharmaceuticals
Perrigo Company PLC f	134,303	20,170,967	2.0%
Salix Pharmaceuticals, Ltd. *	97,436	15,223,401	1.6%
		35,394,368	3.6%
Professional Services
Manpower Inc.	225,100	15,779,510	1.6%
Road & Rail
J.B. Hunt Transport Services, Inc.	257,935	19,100,087	1.9%
Semiconductors & Semiconductor Equipment
Integrated Device Technology, Inc. *	793,575	12,657,521	1.2%
Microchip Technology Incorporated	335,675	15,853,930	1.6%
Skyworks Solutions, Inc.	460,234	26,716,584	2.7%
		55,228,035	5.5%
Software
ANSYS, Inc. *	213,809	16,178,927	1.6%
Fortinet, Inc. *	780,335	19,715,164	2.0%
The Ultimate Software Group, Inc. *	119,160	16,862,331	1.7%
		52,756,422	5.3%
Specialty Retail
Dick’s Sporting Goods, Inc.	349,212	15,323,422	1.5%
O’Reilly Automotive, Inc. *	156,719	23,564,269	2.4%
Tiffany & Co.	172,924	16,654,310	1.7%
Tractor Supply Company	252,556	15,534,720	1.5%
Urban Outfitters, Inc. *	522,703	19,183,200	1.9%
		90,259,921	9.0%
Technology Hardware, Storage & Peripherals
Stratasys Ltd *f	105,811	12,779,853	1.3%
Textiles, Apparel & Luxury Goods
PVH Corp.	183,886	22,277,789	2.2%
Under Armour, Inc. - Class A *	212,968	14,716,089	1.5%
		36,993,878	3.7%
Trading Companies & Distributors
Fastenal Company	362,775	16,288,598	1.6%
United Rentals, Inc *	111,000	12,332,100	1.2%
Watsco, Inc.	147,978	12,752,744	1.3%
		41,373,442	4.1%
TOTAL COMMON STOCKS (Cost $880,218,725)		966,612,265	97.0%

SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund, 0.06% «	17,586,840	17,586,840	1.7%
Short-Term Investments Trust - Liquid Assets Portfolio, 0.06% «	19,800,000	19,800,000	2.0%
TOTAL SHORT-TERM INVESTMENTS (Cost $37,386,840)		37,386,840	3.7%

Total Investments (Cost $917,605,565)		1,003,999,105	100.7%
Liabilities in Excess of Other Assets		(7,364,805)	(0.7)%
TOTAL NET ASSETS		$996,634,300	100.0%

Notes to Schedule of Investments
*	Non-Income Producing
f	Foreign Security
«	7-Day Yield

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Baird MidCap Fund
Schedule of Investments, September 30, 2014 (Unaudited)
Summary of Fair Value Exposure at September 30, 2014

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Funds’ financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

  Level 1  -  Unadjusted quoted prices in active markets for identical unrestricted securities.
  Level 2  -  Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
  Level 3  -  Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$966,612,265	$-	$-	$966,612,265
Total Equity	966,612,265	-	-	966,612,265

Short-Term Investments
Money Market Mutual Funds	37,386,840	-	-	37,386,840
Total Short-Term Investments	37,386,840	-	-	37,386,840

Total Investments*	$1,003,999,105	$-	$-	$1,003,999,105

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

Baird SmallCap Value Fund
Schedule of Investments
September 30, 2014 (Unaudited)

			% of
	Shares	Value	Net Assets
COMMON STOCKS
Aerospace & Defense
Hexcel Corporation *	16,699	$662,950	2.7%
Auto Components
Motorcar Parts of America, Inc. *	35,155	956,568	3.9%
Banks
PrivateBancorp, Inc.	16,661	498,331	2.1%
Texas Capital Bancshares, Inc. *	7,728	445,751	1.8%
TriState Capital Holdings, Inc. *	43,129	391,180	1.6%
		1,335,262	5.5%
Capital Markets
Diamond Hill Investment Group, Inc.	5,333	656,226	2.7%
Communications Equipment
Applied Optoelectronics, Inc.*	16,894	271,993	1.1%
Construction & Engineering
MasTec, Inc. *	21,688	664,087	2.7%
Quanta Services, Inc. *	17,790	645,599	2.7%
		1,309,686	5.4%
Consumer Finance
Encore Capital Group, Inc. *	15,261	676,215	2.8%
Portfolio Recovery Associates, Inc. *	16,346	853,752	3.5%
		1,529,967	6.3%
Diversified Consumer Services
Steiner Leisure Limited * f	8,314	312,523	1.3%
Electric Utilities
UIL Holdings Corporation	13,311	471,209	1.9%
Electrical Equipment
Generac Holdings Inc. *	15,089	611,708	2.5%
Electronic Equipment, Instruments & Components
Methode Electronics, Inc.	16,209	597,626	2.5%
Energy Equipment & Services
Pacific Drilling SA * f	54,544	451,079	1.8%
Vantage Drilling Co. * f	198,334	251,884	1.0%
Willbros Group, Inc. *	42,672	355,458	1.5%
		1,058,421	4.3%
Food Products
Pinnacle Foods Inc.	26,494	865,029	3.6%
Gas Utilities
South Jersey Industries, Inc.	8,341	445,076	1.8%
Health Care Equipment & Supplies
ICU Medical, Inc. *	6,946	445,794	1.8%

Insurance
HCC Insurance Holdings, Inc.	7,751	374,296	1.6%
Hilltop Holdings, Inc. *	36,818	738,201	3.0%
		1,112,497	4.6%
Internet & Catalog Retail
Lands’ End, Inc.*	22,708	933,753	3.8%
Internet Software & Services
j2 Global, Inc.	10,828	534,470	2.2%
IT Services
WEX Inc. *	3,419	377,184	1.5%
Oil, Gas & Consumable Fuels
Dorian LPG Limited * f	25,017	445,803	1.8%
Navigator Holdings Limited * f	19,975	555,904	2.3%
PDC Energy, Inc. *	9,064	455,828	1.9%
Targa Resources Corp.	6,816	928,135	3.8%
		2,385,670	9.8%
Real Estate Investment Trusts (REITs)
BioMed Realty Trust, Inc.	22,429	453,066	1.9%
Blackstone Mortgage Trust, Inc.	17,493	474,060	1.9%
DiamondRock Hospitality Company	42,538	539,382	2.2%
Hersha Hospitality Trust	56,941	362,714	1.5%
LTC Properties, Inc.	19,544	720,978	3.0%
		2,550,200	10.5%
Road & Rail
Quality Distribution, Inc. *	33,435	427,299	1.8%
Universal Truckload Services, Inc.	25,311	613,792	2.5%
		1,041,091	4.3%
Semiconductors & Semiconductor Equipment
Integrated Device Technology, Inc. *	55,823	890,377	3.7%
TriQuint Semiconductor, Inc.*	33,782	644,222	2.6%
		1,534,599	6.3%
Technology Hardware Storage & Peripherals
Synaptics Incorporated *	6,144	449,741	1.9%

Thrifts & Mortgage Finance
Bofi Holding, Inc. *	9,198	668,787	2.8%
Capitol Federal Financial, Inc.	19,387	229,154	0.9%
Chicopee Bancorp, Inc.	13,288	197,194	0.8%
		1,095,135	4.5%
TOTAL COMMON STOCKS (Cost $21,247,025)		23,544,378	96.7%

SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund, 0.06% «	352,031	352,031	1.4%
Short-Term Investments Trust - Liquid Assets Portfolio, 0.06% «	450,000	450,000	1.9%
TOTAL SHORT-TERM INVESTMENTS (Cost $802,031)		802,031	3.3%

Total Investments (Cost $22,049,056)		24,346,409	100.0%
Other Assets in Excess of Liabilities		7,454	0.0%
TOTAL NET ASSETS		$24,353,863	100.0%

Notes to Schedule of Investments
*	Non-Income Producing
f	Foreign Security
«	7-Day Yield

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Baird SmallCap Value Fund
Schedule of Investments, September 30, 2014 (Unaudited)
Summary of Fair Value Exposure at September 30, 2014 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Funds’ financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1	-	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2	-
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3	-	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$23,544,378	$-	$-	$23,544,378
Total Equity	23,544,378	-	-	23,544,378

Short-Term Investments
Money Market Mutual Funds	802,031	-	-	802,031
Total Short-Term Investments	802,031	-	-	802,031

Total Investments*	$24,346,409	$-	$-	$24,346,409

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

The cost basis of investments and assets relating to securities lending for federal income tax purposes at September 30, 2014 was as follows:

	Baird Ultra Short Bond Fund	Baird Short-Term Bond Fund	Baird Intermediate Bond Fund	Baird Intermediate Municipal Bond Fund	Baird Aggregate Bond Fund	Baird Core Plus Bond Fund
Cost of investments	$58,622,883	$2,564,776,037	$1,667,435,257	$1,054,315,463	$2,817,152,642	$4,578,863,526
Gross unrealized appreciation	$62,830	$14,965,711	$26,056,525	$48,866,170	$71,191,490	$83,490,179
Gross unrealized depreciation	(88,491)	(10,354,985)	(6,419,388)	(2,761,953)	(19,902,678)	(37,862,050)
Net unrealized appreciation/depreciation	$(25,661)	$4,610,726	$19,637,137	$46,104,217	$51,288,812	$45,628,129

	Baird LargeCap Fund	Baird MidCap Fund	Baird SmallCap Value Fund
Cost of investments	$32,358,707	$917,605,565	$22,049,056
Gross unrealized appreciation	$3,110,205	$122,778,063	$3,605,071
Gross unrealized depreciation	(534,315)	(36,384,523)	(1,307,718)
Net unrealized appreciation	$2,575,890	$86,393,540	$2,297,353

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days prior to the filing date of this Form N-Q.  Based on such evaluation, the Registrant’s principal executive and principal financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the applicable time periods.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BAIRD FUNDS, INC.

By	/s/ Mary Ellen Stanek
Mary Ellen Stanek, President

Date	November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Mary Ellen Stanek
Mary Ellen Stanek, President

Date	November 26, 2014

By	/s/ Dominick Zarcone
Dominick Zarcone, Treasurer

Date	November 26, 2014